                        [AMERICAN AADVANTAGE FUNDS LOGO]
                            - Institutional Class -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

                             - PlanAhead Class(R) -
                                P.O. Box 419643
                        Kansas City, Missouri 64141-6643
                                 (800) 388-3344

                               - AMR Class(sm) -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

This report is prepared for shareholders of the American
AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

VARAR -- 10/98

                               V99]ANNUAL REPORT
                                OCTOBER 31, 1998

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                                 BALANCED FUND
                             GROWTH AND INCOME FUND
                             INTERMEDIATE BOND FUND
                           INTERNATIONAL EQUITY FUND
                              SHORT-TERM BOND FUND

                    MANAGED BY AMR INVESTMENT SERVICES, INC.

Dear Fellow Shareholder:

     We are pleased to report to you on the performance of the American AAdvantage Balanced, Growth and Income, International Equity, Intermediate Bond and Short-Term Bond Funds and to provide you with a copy of the Annual Report for the twelve months ended October 31, 1998.

                           The Domestic Equity Funds

Market Recap:

     The U.S. equity market, as measured by the S&P 500 Index, ended the twelve-month period posting strong returns after a very tumultuous year. While approaching an unprecedented fourth straight year of above twenty percent gains, and posting record highs in July, the market plummeted amid concerns that the economic crisis in the Asian markets and Russia would spread globally. Investors sought refuge in U.S. Treasuries and large-cap blue chip stocks. The market declined 14.5% for the month of August and over 19% from its record highs. However, as the Federal Reserve cut interest rates in late September and mid-October to quell the global crisis and the bailout of the hedge fund, Long-Term Capital Management, a majority of stocks rebounded. The S&P 500 Index gained 8% in October alone, thus alleviating any fears of a bear market, but leaving investors shaky from the volatility.

     Large-cap stocks dominated market performance for the period with the S&P 500 Index returning 22.0% for the twelve months. The Dow Jones Industrial Average lagged, returning 17.4%. The Russell Mid-Cap Index lagged the blue chip oriented S&P 500 Index, posting returns of only 4.5% for the year. However, smaller-cap stocks suffered the brunt of the investor flight, with the Russell 2000 falling 11.9% for the twelve-month period. In addition to market capitalization, investment style was also a major determinant for performance. Growth stocks benefited from the flight-to-quality as the Barra Growth Index and the Russell 1000 Growth Index returned 32.1% and 24.6%, respectively, besting the Barra Value Index and the Russell 1000 Value Index returns of 11.7% and 14.8%, respectively.

Performance Recap:

  American AAdvantage Balanced Fund

     The Balanced Fund's total return for the twelve months ended October 31, 1998 was 9.34% for the AMR Class, 9.04% for the Institutional Class and 8.73% for the PlanAhead Class. These returns slightly lagged the Lipper Balanced Index of 395 funds with a total return of 10.62% for the period.

     The Fund modestly increased its holdings in stocks from 56.4% in October 1997 to 58.1% in October 1998 and decreased its exposure to bonds as stock prices became more attractive late in the year. The bond segment returned 10.47% for the twelve-month period, outpacing the Lehman Govt/ Corp. Index return of 10.27%. The Fund's longer duration had a positive impact on returns as interest rates declined.

     The Fund's stock segment returned 8.10% for the twelve-month period versus the S&P 500 Index's return of 22.01%. The underperformance was largely due to the Fund's value investment style and holding stocks with a smaller market capitalization than the S&P 500 Index (the average market cap for the Fund was $24.9 billion at October 31, 1998 versus the S&P 500 Index's average of $72.9 billion). As a result, the Fund's stock selection and resulting sector weightings were very different from the S&P 500. The Fund's largest overweightings were utilities and financial stocks. While utilities performed well in the period, financial stocks, particularly banks, were hard hit due to their exposure to losses related to Russia and other overseas markets. As a result of the Fund's value investment style, health care and technology stocks were significantly underweighted relative to the S&P 500 as the majority of stocks in these sectors carry high price-to-earnings multiples. Yet, investors still flocked to many of the large growth stocks in these sectors as they deemed that dependable earnings streams and liquidity were more important than valuations.

     Currently, the Fund is poised to take advantage of the improving benefits of a low interest rate environment and the domestic strength of utilities by overweighting the sector. Also, we believe that the Fund should benefit from overweighting the financial sector as money center and regional bank stocks rebound, driven by share buyback activity and mergers. The Fund continues to underweight technology and healthcare stocks because we believe that these sectors should lag when investors shift their focus to valuations.

  American AAdvantage Growth and Income Fund

     The Growth and Income Fund's total return for the twelve months ended October 31, 1998 was 6.56% for the AMR Class, 6.28% for the Institutional Class and 5.94% for the PlanAhead Class. These returns lagged the Lipper Growth and Income Index of 726 funds with a total return of 9.54% for the period.

     Since the Fund utilizes the same investment managers and the same approach to stock selection as the Balanced Fund, it also suffered from the overweighted position in financial stocks and from underweighting health care and technology stocks.

                           International Equity Fund

Market Recap:

     Despite solid foreign market returns over the past twelve months, there was a marked disparity in performance among different countries, regions and time periods, as markets were quite volatile over this time period. The first part of this period was marked by a struggling Japan trying to cope with slumping economic growth, disappointing stimulus packages and uncertainty regarding the region's economic crisis. However, conditions in Europe could not have been better as European markets were propelled by the euphoria of European Monetary Union (EMU) and lower interest rates which drove investors into the equity markets. This disparity lasted through the first half of 1998, before a number of negative global events shook investors' confidence worldwide and sent markets around the world dramatically lower. With the Russian government defaulting on their bonds and spreading contagion concerns to Latin America, investors worldwide departed more risky, less liquid securities and asset classes. This near panic environment subsided and most markets bounced back in October, as many of the events that transpired in the third quarter were either temporarily rectified or resolved. As the dust settled on the past twelve months, the ranking of the markets that comprise the EAFE Index (the Morgan Stanley Capital International Europe, AustralAsia and Far East Index) shows markets located in Europe generally outperformed markets located in Asia.

Performance Recap:

     The International Equity Fund's total return for the twelve month period was 4.44% for the AMR Class, 4.19% for the Institutional Class and 3.94% for the PlanAhead Class, compared to a 4.69% return for the period out of 489 funds for the Lipper International Index.

     The underweighting of Japan continues to be the top factor in adding value for the Fund while other country weighting decisions were also positive for the Fund. The Japanese market represents over 20% of the EAFE Index and was down almost 15% for the past twelve months. In addition to successfully underweighting the Japanese market, the stocks that were selected added value compared to the stocks in the Japanese Index. Many of these Japanese holdings were large global companies, which have undertaken the necessary restructurings to compete in the global marketplace. The Fund continues to underweight Japan entering into the new fiscal year.

     The primary reason for the underperformance by the Fund for the past twelve months was stock selection, especially in the larger markets of Germany and the United Kingdom. While past time periods have displayed an outperformance of value securities compared to growth securities, the past twelve months showed just the opposite. The Fund focuses on buying and holding value securities (securities with characteristics such as low price to earnings or price to book ratios), while the securities that performed the best over the past twelve months were large well-known companies that are considered growth securities (high price to earnings ratios). The gap between the EAFE Value Index and the EAFE Growth Index was close to 4% during the period.

     As the new fiscal year begins, the United Kingdom remains the largest weighting in the Fund. Additionally, the Fund has many small overweightings among the more attractive smaller European markets, while significant underweightings in Germany and Japan remain.

                                 The Bond Funds

Market Recap:

     The twelve-month period ended October 31, 1998 began with great optimism about the U.S. economy as an oasis of prosperity with its ability to generate solid growth without provoking the threat of inflationary pressure. Several sectors, in fact, experienced price deflation. The employment market continued to improve with the unemployment rate under 5%, and year-over-year GDP growth in excess of 3.5%. The source of this robust growth was a very confident consumers who continued their spending ways buoyed by record highs on the Dow Jones and steady monetary policy.

     The U.S. was on the verge of completing a successful year of profitability when the brewing problems in Asia and Russia boiled over onto our soil. Several Asian economies devalued their currencies in response to capital flights, their interest rates were forced sky high, and industry was severely impacted by a global credit crunch. Many of the problems culminated in the third quarter of 1998 when the Russian government effectively defaulted on its debt. Exacerbating the instability, several large and highly leveraged hedge funds were forced into liquidation as distortion in financial markets spread.

     The ensuing effect on the U.S. bond market was an unprecedented flight to quality, pushing the 30-year Treasury Bond to a record low of 4.72%, as investors saw U.S. Treasuries as the only securities worthy of holding. The flip side of the surge into Treasuries was a dramatic increase in credit risk premiums across all sectors -- most notably in the lower-rated securities. As did many industrial countries during the turmoil, the U.S. Federal Reserve Bank lowered short-term interest rates twice (25 basis points each time) by the end of October, and was contemplating a third ease for November. Not surprisingly, Treasuries provided some of the highest total returns of nearly all sectors of the U.S. bond markets throughout this period.

Performance Recap:

  American AAdvantage Intermediate Bond Fund

     The Intermediate Bond Fund's performance for the twelve months ended October 31, 1998 was 9.50% for the Institutional Class and 6.63% for the PlanAhead Class for the period March 2, through October 31, 1998. The return of the Institutional Class outperformed the benchmark, the Lipper Intermediate Investment Grade Debt Average of 220 funds, by 1.56%.

     The Fund's longer duration added value as yields fell during the year. The Fund also benefited from holding bonds that experienced credit upgrades since prices increased for those corporate bonds with improving credit quality and its increased exposure to U.S. Treasuries.

  American AAdvantage Short-Term Bond Fund

     The Short-Term Bond Fund's total return for the twelve months ended October 31, 1998 was 6.93% for the AMR Class, 6.60% for the Institutional Class, and 6.50% for the PlanAhead Class, compared to 5.93% for the period for the benchmark, the Linked Lipper Short-Term Investment Grade Debt Average universe of 101 funds.

     For the period, the duration of the Fund was primarily long of its benchmark, which had a positive impact on the Fund's returns. As of October 31, 1998, the Fund's weighted-average effective duration was 2.1 years, as compared to the benchmark duration of 1.8 to 2.0 years.

     As always, we appreciate your confidence and support and we will continue to strive to provide you with above average long-term returns.

                                            Sincerely,

                                            /s/ William F. Quinn
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

                 PERFORMANCE SUMMARIES THROUGH OCTOBER 31, 1998

                       AMERICAN AADVANTAGE BALANCED FUND

                                    [GRAPH]

                   AMERICAN AADVANTAGE GROWTH AND INCOME FUND

                                    [GRAPH]
---------------

(A) Fund performance represents the total returns achieved by the Institutional Class from 11/1/87 up to 8/1/94, the inception date of the PlanAhead and AMR Classes and the returns of the PlanAhead and AMR Classes since inception of the Classes. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in place since 11/1/87. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in place since 11/1/87.

                 PERFORMANCE SUMMARIES THROUGH OCTOBER 31, 1998

                   AMERICAN AADVANTAGE INTERMEDIATE BOND FUND

                                    [GRAPH]

                 AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND

                                    [GRAPH]
---------------

(A) Fund performance represents the total returns achieved by the Institutional Class from 9/15/97 through 3/1/98 and returns of PlanAhead Class since 3/1/98. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in place since 9/15/97.

(B) Fund inception was 8/7/91. Changes in value for indices have a starting date of 8/7/91.

(C) Fund performance represents the total returns achieved by the Institutional Class from 8/7/91 up to 8/1/94, the inception date of the PlanAhead and AMR Classes and the returns of the PlanAhead and AMR Classes since inception of the Classes. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in place since 8/7/91. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in place since 8/7/91.

                 PERFORMANCE SUMMARIES THROUGH OCTOBER 31, 1998

                    AMERICAN AADVANTAGE SHORT-TERM BOND FUND

                                    [GRAPH]
---------------

(A) Fund performance represents the total returns achieved by the Institutional Class from 12/3/87 up to 8/1/94, the inception date of the PlanAhead and AMR Classes and the returns of the PlanAhead and AMR Classes since inception of the Classes. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in place since 12/3/87. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in place since 12/3/87.

(B) The Linked Lipper Average is created by linking the Lipper Short-Term (1-5
    Year) Investment Grade Debt Average from 11/30/87 through 12/31/95, the Lipper Short-Intermediate Investment Grade Debt Average from 1/1/96 through 7/31/96 and the Lipper Short-Term (1-3 Year) Investment Grade Debt Average since 8/1/96.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Balanced Fund
American AAdvantage Growth and Income Fund
American AAdvantage Intermediate Bond Fund
American AAdvantage International Equity Fund
American AAdvantage Short-Term Bond Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage Balanced Fund, the American AAdvantage Growth and Income Fund, the American AAdvantage Intermediate Bond Fund, American AAdvantage International Equity Fund, and the American AAdvantage Short-Term Bond Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Funds) as of October 31, 1998, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at October 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                               /s/ ERNST & YOUNG

Dallas, Texas
December 17, 1998

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1998
--------------------------------------------------------------------------------

                                                                Growth and    Intermediate   International   Short-Term
                                                    Balanced      Income          Bond          Equity          Bond
                                                   ----------   -----------   ------------   -------------   ----------
                                                            (in thousands, except share and per share amounts)
ASSETS:
    Investment in Portfolio, at value............  $1,074,707   $1,893,020     $  178,950     $  954,203     $ 108,844
    Receivable for fund shares sold..............          63          691              -          3,311         8,436
    Receivable for expense reimbursement.........           1            -              -              -             2
                                                   ----------   ----------     ----------     ----------     ---------
        TOTAL ASSETS.............................   1,074,771    1,893,711        178,950        957,514       117,282
                                                   ----------   ----------     ----------     ----------     ---------
LIABILITIES:
    Payable for fund shares redeemed.............       1,425       21,683              5          6,519             -
    Accrued organization costs...................           -            -              2              3             -
    Dividends payable............................           -            -              8              -            19
    Management fees payable (Note 2).............          40           49             38             99            21
    Other liabilities............................          90           92             27             30            11
                                                   ----------   ----------     ----------     ----------     ---------
        TOTAL LIABILITIES........................       1,555       21,824             80          6,651            51
                                                   ----------   ----------     ----------     ----------     ---------
NET ASSETS.......................................  $1,073,216   $1,871,887     $  178,870     $  950,863     $ 117,231
                                                   ==========   ==========     ==========     ==========     =========
ANALYSIS OF NET ASSETS:
    Paid-in-capital..............................     840,159    1,379,098        169,250        818,647       125,956
    Accumulated undistributed investment
      income.....................................      30,375       31,907              -         16,864            15
    Accumulated net realized gain (loss).........      85,014      189,372          5,646         24,684        (8,999)
    Unrealized appreciation of investments.......     117,668      271,510          3,974         90,668           259
                                                   ----------   ----------     ----------     ----------     ---------
NET ASSETS.......................................  $1,073,216   $1,871,887     $  178,870     $  950,863     $ 117,231
                                                   ==========   ==========     ==========     ==========     =========
Shares outstanding (no par value):
    Institutional Class..........................   9,998,382   10,347,308     17,020,340     24,135,929     1,916,859
                                                   ==========   ==========     ==========     ==========     =========
    PlanAhead Class..............................   2,837,873    1,978,780          2,798      2,760,400       386,292
                                                   ==========   ==========     ==========     ==========     =========
    AMR Class....................................  60,869,999   76,770,293                    29,168,423     9,880,995
                                                   ==========   ==========                    ==========     =========
Net asset value, offering and redemption price
  per share:
    Institutional Class..........................  $    14.56   $    20.93     $    10.50     $    16.93     $    9.63
                                                   ==========   ==========     ==========     ==========     =========
    PlanAhead Class..............................  $    14.35   $    20.67     $    10.55     $    16.75     $    9.64
                                                   ==========   ==========     ==========     ==========     =========
    AMR Class....................................  $    14.57   $    21.03                    $    17.01     $    9.62
                                                   ==========   ==========                    ==========     =========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended October 31, 1998
--------------------------------------------------------------------------------

                                                   Growth and        Intermediate      International        Short-Term
                                 Balanced            Income              Bond              Equity              Bond
                             ----------------   ----------------   ----------------   ----------------   ----------------
                                                                    (in thousands)
INVESTMENT INCOME ALLOCATED
  FROM PORTFOLIO:
    Interest income........      $ 28,071          $   3,017           $13,318            $  3,021            $6,828
    Dividend income (net of
      foreign taxes of
      $2,543 in
      International Equity
      Fund)................        14,029             43,053                 -              21,438                 -
    Income derived from
      securities lending,
      net..................           368                241                51                 434                 7
    Portfolio expenses.....        (3,261)            (5,849)             (611)             (4,708)             (310)
                                 --------          ---------           -------            --------            ------
        NET INVESTMENT
          INCOME ALLOCATED
          FROM PORTFOLIO...        39,207             40,462            12,758              20,185             6,525
                                 --------          ---------           -------            --------            ------
FUND EXPENSES:
    Administrative service
      fees (Note 2):
      Institutional
        Class..............           369                569               530                 886                52
      PlanAhead Class......           104                 94                 -                  82                10
    Transfer agent fees:
      Institutional
        Class..............            11                 24                13                  12                12
      PlanAhead Class......            25                 19                 -                  13                 3
      AMR Class............             3                  -                 -                   2                 1
    Professional fees......            33                 37                 6                  14                 7
    Registration fees and
      expenses.............            26                 25                45                  22                 9
    Service Fees --
      PlanAhead Class......           104                 93                 -                  74                 9
    Other expenses.........            29                 35                 6                  18                 5
                                 --------          ---------           -------            --------            ------
        TOTAL FUND
          EXPENSES.........           704                896               600               1,123               108
                                 --------          ---------           -------            --------            ------
        Less reimbursement
          of expenses (Note
          2)...............             -                  -                 -                   -                 3
                                 --------          ---------           -------            --------            ------
        Net fund
          expenses.........           704                896               600               1,123               105
                                 --------          ---------           -------            --------            ------
NET INVESTMENT INCOME......        38,503             39,566            12,158              19,062             6,420
                                 --------          ---------           -------            --------            ------
REALIZED AND UNREALIZED
  GAIN (LOSS) ALLOCATED
  FROM PORTFOLIO:
    Net realized gain
      (loss) on investments
      and foreign currency
      transactions.........        84,921            192,254             5,667              25,471              (447)
    Change in net
      unrealized
      appreciation or
      depreciation of
      investments and
      foreign currency
      translations.........       (34,989)          (126,548)            2,100             (18,604)              365
                                 --------          ---------           -------            --------            ------
        NET GAIN (LOSS) ON
          INVESTMENTS......        49,932             65,706             7,767               6,867               (82)
                                 --------          ---------           -------            --------            ------
NET INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS...............      $ 88,435          $ 105,272           $19,925            $ 25,929            $6,338
                                 ========          =========           =======            ========            ======

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         Balanced             Growth and Income           Intermediate Bond
                                  ----------------------   -----------------------   ----------------------------
                                                            Year Ended
                                                           October 31,                             September 15,
                                  --------------------------------------------------------------   to October 31,
                                     1998        1997         1998         1997         1998            1997
                                  ----------   ---------   ----------   ----------   -----------   --------------
                                                                  (in thousands)
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
   Net investment income........  $   38,503   $  40,600   $   39,566   $   32,794    $  12,158       $  1,505
   Net realized gain (loss) on
    investments and foreign
    currency transactions.......      84,921     133,817      192,254      122,605        5,667            255
   Change in net unrealized
    appreciation or depreciation
    of investments and foreign
    currency translations.......     (34,989)     16,669     (126,548)     165,036        2,100          1,874
                                  ----------   ---------   ----------   ----------    ---------       --------
      NET INCREASE IN NET ASSETS
        RESULTING FROM
        OPERATIONS..............      88,435     191,086      105,272      320,435       19,925          3,634
                                  ----------   ---------   ----------   ----------    ---------       --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
    Institutional Class.........      (5,493)    (11,595)      (4,185)      (1,615)     (12,157)        (1,505)
    PlanAhead Class.............      (1,472)       (803)        (491)        (343)          (1)             -
    AMR Class...................     (34,157)    (23,794)     (29,335)     (25,654)           -              -
   Net realized gain on
    investments:
    Institutional Class.........     (19,670)    (22,827)     (16,184)      (5,181)        (276)             -
    PlanAhead Class.............      (5,247)     (1,633)      (2,302)      (1,190)           -              -
    AMR Class...................    (108,479)    (44,091)    (105,652)     (72,372)           -              -
                                  ----------   ---------   ----------   ----------    ---------       --------
      DISTRIBUTIONS TO
        SHAREHOLDERS............    (174,518)   (104,743)    (158,149)    (106,355)     (12,434)        (1,505)
                                  ----------   ---------   ----------   ----------    ---------       --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
    shares......................     163,258     179,736      344,005      335,985       55,413        223,471
   Reinvestment of dividends and
    distributions...............     173,853     104,257      157,512      105,754       12,589          1,505
   Cost of shares redeemed......    (129,631)   (311,199)    (239,129)     (99,228)    (112,872)       (10,856)
                                  ----------   ---------   ----------   ----------    ---------       --------
      NET INCREASE (DECREASE) IN
        NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS......     207,480     (27,206)     262,388      342,511      (44,870)       214,120
                                  ----------   ---------   ----------   ----------    ---------       --------
NET INCREASE (DECREASE) IN NET
 ASSETS.........................     121,397      59,137      209,511      556,591      (37,379)       216,249
                                  ----------   ---------   ----------   ----------    ---------       --------
NET ASSETS:
   Beginning of period..........     951,819     892,682    1,662,376    1,105,785      216,249              -
                                  ----------   ---------   ----------   ----------    ---------       --------
   END OF PERIOD*...............  $1,073,216   $ 951,819   $1,871,887   $1,662,376    $ 178,870       $216,249
                                  ==========   =========   ==========   ==========    =========       ========
   * Includes undistributed net
     investment income of.......  $   30,383   $  32,994   $   31,907   $   26,352    $       -       $      -
                                  ==========   =========   ==========   ==========    =========       ========

                                  International Equity      Short-Term Bond
                                  ---------------------   --------------------
                                                   Year Ended
                                                  October 31,
                                  --------------------------------------------
                                    1998        1997        1998       1997
                                  ---------   ---------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
   Net investment income........  $  19,062   $  14,178   $  6,420   $  13,514
   Net realized gain (loss) on
    investments and foreign
    currency transactions.......     25,471      20,326       (447)       (356)
   Change in net unrealized
    appreciation or depreciation
    of investments and foreign
    currency translations.......    (18,604)     55,776        365        (638)
                                  ---------   ---------   --------   ---------
      NET INCREASE IN NET ASSETS
        RESULTING FROM
        OPERATIONS..............     25,929      90,280      6,338      12,520
                                  ---------   ---------   --------   ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
    Institutional Class.........     (4,914)     (1,369)    (1,349)     (9,031)
    PlanAhead Class.............       (477)       (157)      (244)       (279)
    AMR Class...................     (9,771)     (7,262)    (4,827)     (4,204)
   Net realized gain on
    investments:
    Institutional Class.........     (6,986)     (1,859)         -           -
    PlanAhead Class.............       (735)       (230)         -           -
    AMR Class...................    (12,707)     (8,971)         -           -
                                  ---------   ---------   --------   ---------
      DISTRIBUTIONS TO
        SHAREHOLDERS............    (35,590)    (19,848)    (6,420)    (13,514)
                                  ---------   ---------   --------   ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
    shares......................    635,921     338,012     37,611      82,371
   Reinvestment of dividends and
    distributions...............     34,569      19,534      6,183      13,189
   Cost of shares redeemed......   (426,422)   (112,550)   (18,534)   (174,367)
                                  ---------   ---------   --------   ---------
      NET INCREASE (DECREASE) IN
        NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS......    244,068     244,996     25,260     (78,807)
                                  ---------   ---------   --------   ---------
NET INCREASE (DECREASE) IN NET
 ASSETS.........................    234,407     315,428     25,178     (79,801)
                                  ---------   ---------   --------   ---------
NET ASSETS:
   Beginning of period..........    716,456     401,028     92,053     171,854
                                  ---------   ---------   --------   ---------
   END OF PERIOD*...............  $ 950,863   $ 716,456   $117,231   $  92,053
                                  =========   =========   ========   =========
   * Includes undistributed net
     investment income of.......  $  16,864   $  12,964   $     15   $      15
                                  =========   =========   ========   =========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage Balanced, American AAdvantage Growth and Income, American AAdvantage Intermediate Bond, American AAdvantage International Equity and American AAdvantage Short-Term Bond Funds (each a "Fund" and collectively, the "Funds"), each a series of the Trust. Prior to March 1, 1998, the American AAdvantage Short-Term Bond Fund was known as the American AAdvantage Limited-Term Income Fund. The American AAdvantage Intermediate Bond Fund "Institutional Class" and the "PlanAhead Class" commenced active operations on September 15, 1997 and March 2, 1998, respectively. The Trust commenced sales of additional classes of shares of the Funds (other than the Intermediate Bond Fund) on August 1, 1994, designated as "Mileage Class", "PlanAhead Class" and "AMR Class" shares. At the same time, the existing shares of each Fund were redesignated as "Institutional Class" shares. The Mileage Class of each Fund (other than the Intermediate Bond
Fund) was terminated on November 1, 1996. Differences between the Classes include the services offered to and the expenses borne by each class and certain voting rights. Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:                    & INVESTS ASSETS IN &               AMR INVESTMENT SERVICES TRUST:
    Balanced Fund                                                               Balanced Portfolio
    Growth and Income Fund                                                      Growth and Income Portfolio
    Intermediate Bond Fund                                                      Intermediate Bond Portfolio
    International Equity Fund                                                   International Equity Portfolio
    Short-Term Bond Fund                                                        Short-Term Bond Portfolio

     Each AMR Investment Services Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (99.65%, 99.47%, 99.97%, 92.81% and 98.65% at October 31, 1998 of the AMR Investment
Services Balanced, Growth and Income, Intermediate Bond, International Equity and Short-Term Bond Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income and realized and unrealized gain (loss) in the Portfolio each day. All net investment income and realized and unrealized gain (loss) of each Portfolio is allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. Dividends from net investment income of the Balanced, Growth and Income and International Equity Funds normally will be declared and paid annually. The Intermediate Bond and Short-Term Bond Funds generally declare dividends from net investment income daily, payable monthly. Distributions, if any, of net realized capital gains normally will be paid annually after the close of the fiscal year in which realized.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. At October 31, 1998, the Short-Term Bond Fund had a capital loss carryforward for federal income tax purposes of approximately $9,199,000 expiring in years 2001-2006.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into an Administrative Service Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .25% of the average daily net assets of the Institutional and PlanAhead Classes of each of the Funds.

  Distribution Plan

     The Trust has adopted a "defensive" Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1998, the cost of air transportation was not material to any of the Funds. At October 31, 1998, AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof owned 100% of AMR Class shares of the Funds. During the year ended October 31, 1998, the Manager waived service fees totaling $3,025 for the Short-Term Bond Fund.

3. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands):

         Year Ended October 31, 1998             Institutional Class      PlanAhead Class          AMR Class
         ---------------------------             --------------------    ------------------    ------------------
                Balanced Fund                    Shares      Amount      Shares     Amount     Shares     Amount
                -------------                    -------    ---------    ------    --------    ------    --------
Shares sold..................................       311     $  4,507     1,325     $ 19,901    9,561     $138,850
Reinvestment of dividends....................     1,792       24,512       496        6,705    10,442     142,636
Shares redeemed..............................    (1,264)     (19,259)    (1,127)    (16,805)   (6,540)    (93,567)
                                                 ------     --------     ------    --------    ------    --------
Net increase in capital shares outstanding...       839     $  9,760       694     $  9,801    13,463    $187,919
                                                 ======     ========     ======    ========    ======    ========

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                                 Institutional Class       PlanAhead Class           AMR Class
                                                 --------------------    -------------------    -------------------
           Growth and Income Fund                Shares      Amount      Shares     Amount      Shares     Amount
           ----------------------                -------    ---------    ------    ---------    ------    ---------
Shares sold..................................      3,629    $  76,949     1,359    $  28,766    11,020    $ 238,290
Reinvestment of dividends....................        978       19,751       139        2,773     6,666      134,988
Shares redeemed..............................     (3,546)     (74,564)     (907)     (18,695)   (6,887)    (145,870)
                                                 -------    ---------    ------    ---------    ------    ---------
Net increase in capital shares outstanding...      1,061    $  22,136       591    $  12,844    10,799    $ 227,408
                                                 =======    =========    ======    =========    ======    =========

                                                 Institutional Class       PlanAhead Class
                                                 --------------------    -------------------
           Intermediate Bond Fund                Shares      Amount      Shares     Amount
           ----------------------                -------    ---------    ------    ---------
Shares sold..................................      5,402    $  55,384         3    $      29
Reinvestment of dividends....................      1,204       12,589         -            -
Shares redeemed..............................    (10,855)    (112,872)        -            -
                                                 -------    ---------    ------    ---------
Net increase (decrease) in capital shares
  outstanding................................     (4,249)   $ (44,899)        3    $      29
                                                 =======    =========    ======    =========

                                                 Institutional Class       PlanAhead Class           AMR Class
                                                 --------------------    -------------------    -------------------
          International Equity Fund              Shares      Amount      Shares     Amount      Shares     Amount
          -------------------------              -------    ---------    ------    ---------    ------    ---------
Shares sold..................................     24,063    $ 379,746     8,870    $ 127,776     7,532    $ 128,399
Reinvestment of dividends....................        686       10,935        73        1,156     1,408       22,478
Shares redeemed..............................    (14,183)    (206,694)   (7,369)    (102,036)   (6,868)    (117,692)
                                                 -------    ---------    ------    ---------    ------    ---------
Net increase in capital shares outstanding...     10,566    $ 183,987     1,574    $  26,896     2,072    $  33,185
                                                 =======    =========    ======    =========    ======    =========

                                                 Institutional Class       PlanAhead Class           AMR Class
                                                 --------------------    -------------------    -------------------
            Short-Term Bond Fund                 Shares      Amount      Shares     Amount      Shares     Amount
            --------------------                 -------    ---------    ------    ---------    ------    ---------
Shares sold..................................        381    $   3,680       183    $   1,771     3,338    $  32,160
Reinvestment of dividends....................        114        1,099        24          233       504        4,851
Shares redeemed..............................       (962)      (9,258)     (350)      (3,379)     (613)      (5,897)
                                                 -------    ---------    ------    ---------    ------    ---------
Net increase (decrease) in capital shares
  outstanding................................       (467)   $  (4,479)     (143)   $  (1,375)    3,229    $  31,114
                                                 =======    =========    ======    =========    ======    =========

         Year Ended October 31, 1997             Institutional Class       PlanAhead Class           AMR Class
         ---------------------------             --------------------    -------------------    -------------------
                Balanced Fund                    Shares      Amount      Shares     Amount      Shares     Amount
                -------------                    -------    ---------    ------    ---------    ------    ---------
Shares sold..................................      2,444    $  36,119     1,251    $  18,380     8,412    $ 125,237
Reinvestment of dividends....................      2,402       33,940       173        2,432     4,801       67,885
Shares redeemed..............................    (15,370)    (247,389)     (478)      (7,408)   (3,799)     (56,402)
                                                 -------    ---------    ------    ---------    ------    ---------
Net increase (decrease) in capital shares
  outstanding................................    (10,524)   $(177,330)      946    $  13,404     9,414    $ 136,720
                                                 =======    =========    ======    =========    ======    =========

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                                 Institutional Class       PlanAhead Class           AMR Class
                                                 --------------------    -------------------    -------------------
           Growth and Income Fund                Shares      Amount      Shares     Amount      Shares     Amount
           ----------------------                -------    ---------    ------    ---------    ------    ---------
Shares sold..................................      6,639    $ 145,514       647    $  12,472     8,960    $ 177,999
Reinvestment of dividends....................        343        6,205        85        1,523     5,410       98,026
Shares redeemed..............................     (2,084)     (40,979)     (220)      (4,252)   (2,722)     (53,997)
                                                 -------    ---------    ------    ---------    ------    ---------
Net increase in capital shares outstanding...      4,898    $ 110,740       512    $   9,743    11,648    $ 222,028
                                                 =======    =========    ======    =========    ======    =========

                                                 Institutional Class
                                                 -------------------
            Intermediate Bond Fund               Shares     Amount
            ----------------------               -------   ---------
Shares sold...................................    22,194   $ 223,471
Reinvestment of dividends.....................       148       1,505
Shares redeemed...............................    (1,072)    (10,856)
                                                 -------   ---------
Net increase in capital shares outstanding....    21,270   $ 214,120
                                                 =======   =========

                                                 Institutional Class     PlanAhead Class          AMR Class
                                                 -------------------   -------------------   -------------------
          International Equity Fund              Shares     Amount     Shares     Amount     Shares     Amount
          -------------------------              -------   ---------   -------   ---------   -------   ---------
Shares sold...................................    13,465   $ 221,719     1,319   $  21,757     5,816   $  94,536
Reinvestment of dividends.....................       194       2,954        23         348     1,067      16,232
Shares redeemed...............................    (4,285)    (72,975)     (635)    (10,572)   (1,765)    (29,003)
                                                 -------   ---------   -------   ---------   -------   ---------
Net increase in capital shares outstanding....     9,374   $ 151,698       707   $  11,533     5,118   $  81,765
                                                 =======   =========   =======   =========   =======   =========

                                                 Institutional Class     PlanAhead Class          AMR Class
                                                 -------------------   -------------------   -------------------
             Short-Term Bond Fund                Shares     Amount     Shares     Amount     Shares     Amount
             --------------------                -------   ---------   -------   ---------   -------   ---------
Shares sold...................................     7,374   $  71,284       214   $   2,062       938   $   9,025
Reinvestment of dividends.....................       905       8,713        28         272       437       4,204
Shares redeemed...............................   (17,152)   (165,296)      (64)       (616)     (877)     (8,455)
                                                 -------   ---------   -------   ---------   -------   ---------
Net increase (decrease) in capital
  shares outstanding..........................    (8,873)  $ (85,299)      178   $   1,718       498   $   4,774
                                                 =======   =========   =======   =========   =======   =========

                      (This page intentionally left blank)

AMERICAN AADVANTAGE BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                              Institutional Class
                                                             ------------------------------------------------------
                                                                             Year Ended October 31,
                                                             ------------------------------------------------------
                                                             1998(A)    1997(A)    1996(A B)   1995(A C)   1994(D)
                                                             --------   --------   ---------   ---------   --------
Net asset value, beginning of period.......................  $  16.18   $  15.14   $  13.95    $  12.36    $  13.23
                                                             --------   --------   --------    --------    --------
Income from investment operations:
    Net investment income..................................      0.51(J)     0.63(J)     0.59(J)     0.54      0.57
    Net gains (losses) on securities (both realized and
      unrealized)..........................................      0.76(J)     2.16(J)     1.61(J)     1.71     (0.54)
                                                             --------   --------   --------    --------    --------
Total from investment operations...........................      1.27       2.79       2.20        2.25        0.03
                                                             --------   --------   --------    --------    --------
Less distributions:
    Dividends from net investment income...................     (0.63)     (0.59)     (0.57)      (0.52)      (0.56)
    Distributions from net realized gains on securities....     (2.26)     (1.16)     (0.44)      (0.14)      (0.34)
                                                             --------   --------   --------    --------    --------
Total distributions........................................     (2.89)     (1.75)     (1.01)      (0.66)      (0.90)
                                                             --------   --------   --------    --------    --------
Net asset value, end of period.............................  $  14.56   $  16.18   $  15.14    $  13.95    $  12.36
                                                             ========   ========   ========    ========    ========
Total return (annualized)(E F).............................     9.04%     20.04%     16.46%      19.39%     (0.08)%
                                                             ========   ========   ========    ========    ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)...............  $145,591   $148,176   $298,009    $249,913    $222,873
    Ratios to average net assets (annualized)(G H):
        Expenses...........................................     0.59%(J)    0.60%(J)    0.62%(J)    0.63%     0.36%
        Net investment income..............................     3.54%(J)    3.88%(J)    4.00%(J)    4.30%     4.77%
    Portfolio turnover rate(I).............................         -          -          -         73%         48%

---------------

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Balanced Fund on April 1, 1996.

(C) GSB Investment Management, Inc. was added as an investment adviser to the Balanced Fund as of January 1, 1995.

(D) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(E) Total return reflects accrual for the maximum shareholder services fee of .30% for periods prior to August 1, 1994.

(F) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

(G) Effective August 1, 1994, expenses included administrative services fees paid by the Fund to the Manager. Prior to that date, expenses excluded shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to approximately $.01 per share in each period on an annualized basis.

(H) Operating results of the PlanAhead Class in the year and period indicated below excluded fees waived by the Manager. Results prior to expenses waived were as follows:

                                                                        Year Ended          August 1, to
                                                                     October 31, 1995     October 31, 1994
                                                                     -----------------    -----------------
     Ratio of expenses to average net assets (annualized)........          1.09%                0.99%
     Ratio of net investment income to average net assets
       (annualized)..............................................          3.60%                3.97%

(I) On November 1,1995, the American AAdvantage Balanced Fund invested all of its investable assets in the AMR Investment Services Balanced Portfolio. The portfolio turnover rate for the years ended October 31, 1996, October 31, 1997 and October 31, 1998 is shown in the Statement of Changes in Net Assets of the AMR Investment Services Trust included elsewhere in this report.

(J) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio.

--------------------------------------------------------------------------------

              PlanAhead Class                                                AMR Class
-------------------------------------------    August 1,    -------------------------------------------    August 1,
          Year Ended October 31,                  to                  Year Ended October 31,                  to
-------------------------------------------   October 31,   -------------------------------------------   October 31,
1998(A)   1997(A)   1996(A B)    1995(A C)      1994(D)     1998(A)    1997(A)    1996(A B)   1995(A C)     1994(D)
-------   -------   ---------   -----------   -----------   --------   --------   ---------   ---------   -----------
$ 16.03   $ 15.03    $ 13.90      $12.35      $    12.35    $  16.23   $  15.18   $  13.98    $  12.36    $    12.35
-------   -------    -------      ------      ----------    --------   --------   --------    --------    ----------
   0.47(J)    0.63(J)     0.57(J)     0.54          0.12        0.55(J)     0.70(J)     0.63(J)     0.58        0.14
   0.75(J)    2.10(J)     1.56(J)     1.67         (0.12)       0.76(J)     2.13(J)     1.61(J)     1.71       (0.13)
-------   -------    -------      ------      ----------    --------   --------   --------    --------    ----------
   1.22      2.73       2.13        2.21              --        1.31       2.83       2.24        2.29          0.01
-------   -------    -------      ------      ----------    --------   --------   --------    --------    ----------
  (0.64)    (0.57)     (0.56)      (0.52)             --       (0.71)     (0.62)     (0.60)      (0.53)           --
  (2.26)    (1.16)     (0.44)      (0.14)             --       (2.26)     (1.16)     (0.44)      (0.14)           --
-------   -------    -------      ------      ----------    --------   --------   --------    --------    ----------
  (2.90)    (1.73)     (1.00)      (0.66)             --       (2.97)     (1.78)     (1.04)      (0.67)           --
-------   -------    -------      ------      ----------    --------   --------   --------    --------    ----------
$ 14.35   $ 16.03    $ 15.03      $13.90      $    12.35    $  14.57   $  16.23   $  15.18    $  13.98    $    12.36
=======   =======    =======      ======      ==========    ========   ========   ========    ========    ==========
  8.73%    19.75%     16.01%      19.06%          (0.16)%      9.34%     20.36%     16.77%      19.77%       (0.08)%
=======   =======    =======      ======      ==========    ========   ========   ========    ========    ==========
$40,717   $34,354    $18,000      $5,450            $528    $886,908   $769,289   $576,673    $542,619      $393,504
  0.89%(J)   0.90%(J)    0.97%(J)    0.99%         0.92%       0.33%(J)    0.34%(J)    0.37%(J)    0.38%       0.36%
  3.23%(J)   3.52%(J)    3.64%(J)    3.70%         4.04%       3.79%(J)    4.09%(J)    4.26%(J)    4.54%       4.65%
      -         -          -         73%             48%           -          -          -         73%           48%

AMERICAN AADVANTAGE GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                              Institutional Class
                                                              ---------------------------------------------------
                                                                            Year Ended October 31,
                                                              ---------------------------------------------------
                                                              1998(A)    1997(A)    1996(A B)   1995(A)   1994(C)
                                                              --------   --------   ---------   -------   -------
Net asset value, beginning of period........................  $  21.63   $  18.50    $ 15.91    $ 14.19   $ 14.63
                                                              --------   --------    -------    -------   -------
Income from investment operations:
  Net investment income.....................................   0.40(I)       0.42(I)     0.42(I)    0.41     0.43
  Net gains on securities (both realized and unrealized)....   0.89(I)       4.43(I)     3.15(I)    2.28     0.08
                                                              --------   --------    -------    -------   -------
Total from investment operations............................      1.29       4.85       3.57       2.69      0.51
                                                              --------   --------    -------    -------   -------
Less distributions:
  Dividends from net investment income......................     (0.41)     (0.41)     (0.41)     (0.43)    (0.41)
  Distributions from net realized gains on securities.......     (1.58)     (1.31)     (0.57)     (0.54)    (0.54)
                                                              --------   --------    -------    -------   -------
Total distributions.........................................     (1.99)     (1.72)     (0.98)     (0.97)    (0.95)
                                                              --------   --------    -------    -------   -------
Net asset value, end of period..............................  $  20.93   $  21.63    $ 18.50    $ 15.91   $ 14.19
                                                              ========   ========    =======    =======   =======
Total return (annualized)(D E)..............................     6.28%     28.05%     23.37%     20.69%     3.36%
                                                              ========   ========    =======    =======   =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $216,548   $200,887    $81,183    $71,608   $22,737
  Ratios to average net assets (annualized)(F G):
    Expenses................................................     0.57%(I)    0.61%(I)    0.62%(I)   0.62%   0.33%
    Net investment income...................................     1.86%(I)    2.10%(I)    2.55%(I)   2.84%   3.28%
    Portfolio turnover rate(H)..............................         -          -          -        26%       23%

---------------

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Growth and Income Fund on April 1, 1996.

(C) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(D) Total return reflects accrual for the maximum shareholder services fee of .30% for periods prior to August 1, 1994.

(E) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

(F) Effective August 1, 1994, expenses included administrative services fees paid by the fund to the Manager. Prior to that date, expenses excluded shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.01 per share in each period on an annualized basis.

(G) Operating results of the PlanAhead Class in the years and period indicated below excluded fees waived by the Manager. Results prior to expenses waived were as follows:

                                                                Year Ended         Year Ended        August 1, to
                                                             October 31, 1996   October 31, 1995   October 31, 1994
                                                             ----------------   ----------------   -----------------
        Ratio of expenses to average net assets
          (annualized).....................................       0.96%              1.08%               1.05%
        Ratio of net investment income to average net
          assets (annualized)..............................       2.14%              2.14%               1.40%

(H) On November 1,1995, the American AAdvantage Growth and Income Fund invested all of its investable assets in the AMR Investment Services Growth and Income Portfolio. The portfolio turnover rate for the years ended October 31, 1996, October 31, 1997 and October 31, 1998 is shown in the Statement of Changes in Net Assets of the AMR Investment Services Trust included elsewhere in this report.

(I) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Growth and Income Portfolio.

--------------------------------------------------------------------------------

            PlanAhead Class                                                 AMR Class
---------------------------------------                  -----------------------------------------------
        Year Ended October 31,            August 1, to               Year Ended October 31,                August 1, to
---------------------------------------   October 31,    -----------------------------------------------   October 31,
1998(A)   1997(A)   1996(A B)   1995(A)     1994(C)       1998(A)      1997(A)     1996(A B)    1995(A)      1994(C)
-------   -------   ---------   -------   ------------   ----------   ----------   ----------   --------   ------------
$ 21.38   $ 18.33    $ 15.81    $ 14.17      $13.99      $    21.70   $    18.56   $    15.95   $  14.20     $  13.99
-------   -------    -------    -------      ------      ----------   ----------   ----------   --------     --------
   0.35(I)    0.35(I)     0.39(I)    0.40      0.05            0.46(I)       0.45(I)       0.47(I)     0.44       0.11
   0.86(I)    4.39(I)     3.10(I)    2.22      0.13            0.89(I)       4.47(I)       3.15(I)     2.30       0.10
-------   -------    -------    -------      ------      ----------   ----------   ----------   --------     --------
   1.21      4.74       3.49       2.62        0.18            1.35         4.92         3.62       2.74         0.21
-------   -------    -------    -------      ------      ----------   ----------   ----------   --------     --------
  (0.34)    (0.38)     (0.40)     (0.44)          -           (0.44)       (0.47)       (0.44)     (0.45)           -
  (1.58)    (1.31)     (0.57)     (0.54)          -           (1.58)       (1.31)       (0.57)     (0.54)           -
-------   -------    -------    -------      ------      ----------   ----------   ----------   --------     --------
  (1.92)    (1.69)     (0.97)     (0.98)          -           (2.02)       (1.78)       (1.01)     (0.99)           -
-------   -------    -------    -------      ------      ----------   ----------   ----------   --------     --------
$ 20.67   $ 21.38    $ 18.33    $ 15.81      $14.17      $    21.03   $    21.70   $    18.56   $  15.95     $  14.20
=======   =======    =======    =======      ======      ==========   ==========   ==========   ========     ========
  5.94%    27.64%     22.98%     20.14%       3.21%           6.56%       28.40%       23.66%     21.03%        3.43%
=======   =======    =======    =======      ======      ==========   ==========   ==========   ========     ========
$40,907   $29,684    $16,084     $4,821         $56      $1,614,432   $1,431,805   $1,008,518   $706,884     $505,892
  0.86%(I)   0.93%(I)    0.94%(I)   0.99%     0.95%           0.31%(I)      0.34%(I)      0.36%(I)    0.38%      0.37%
  1.58%(I)   1.85%(I)    2.16%(I)   2.23%     1.50%           2.12%(I)      2.45%(I)      2.80%(I)    3.20%      3.18%
      -         -          -        26%         23%               -            -            -        26%          23%

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                    Institutional Class             PlanAhead
                                                              --------------------------------        Class
                                                              Year Ended      September 15,      ----------------
                                                              October 31,     to October 31,       March 2, to
                                                                 1998              1997          October 31, 1998
                                                              -----------   ------------------   ----------------
Net asset value, beginning of period........................   $  10.17          $  10.00             $10.25
                                                               --------          --------             ------
Income from investment operations:
  Net investment income.....................................       0.59              0.07               0.37
  Net gains on securities (both realized and
    unrealized)(A)..........................................       0.34              0.17               0.30
                                                               --------          --------             ------
Total from investment operations............................       0.93              0.24               0.67
                                                               --------          --------             ------
Less distributions:
  Dividends from net investment income......................      (0.59)            (0.07)             (0.37)
  Distributions from net realized gains on securities.......      (0.01)                -                  -
                                                               --------          --------             ------
Total distributions.........................................      (0.60)            (0.07)             (0.37)
                                                               --------          --------             ------
Net asset value, end of period..............................   $  10.50          $  10.17             $10.55
                                                               ========          ========             ======
Total return................................................      9.37%             2.41%              6.63%
                                                               ========          ========             ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................   $178,840          $216,249             $   30
  Ratios to average net assets (annualized)(A):
    Expenses................................................      0.57%             0.59%              0.86%
    Net investment income...................................      5.74%             5.63%              5.21%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio.

                      (This page intentionally left blank)

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                               Institutional Class
                                                             -------------------------------------------------------
                                                                             Year Ended October 31,
                                                             -------------------------------------------------------
                                                             1998(A)     1997(A)     1996(A)    1995(A)    1994(B C)
                                                             --------    --------    -------    -------    ---------
Net asset value, beginning of period.......................  $  17.08    $  15.01    $ 13.29    $ 12.87     $ 12.07
                                                             --------    --------    -------    -------     -------
Income from investment operations:
    Net investment income..................................      0.33(H)     0.34(H)    0.28(H)    0.27        0.32
    Net gains on securities (both realized and
      unrealized)..........................................      0.34(H)     2.44(H)    1.95(H)    0.68        1.10
                                                             --------    --------    -------    -------     -------
Total from investment operations...........................      0.67        2.78       2.23       0.95        1.42
                                                             --------    --------    -------    -------     -------
Less distributions:
    Dividends from net investment income...................     (0.34)      (0.30)     (0.27)     (0.21)      (0.17)
    Distributions from net realized gains on securities....     (0.48)      (0.41)     (0.24)     (0.32)      (0.45)
                                                             --------    --------    -------    -------     -------
Total distributions........................................     (0.82)      (0.71)     (0.51)     (0.53)      (0.62)
                                                             --------    --------    -------    -------     -------
Net asset value, end of period.............................  $  16.93    $  17.08    $ 15.01    $ 13.29     $ 12.87
                                                             ========    ========    =======    =======     =======
Total return (annualized)(D E).............................     4.19%      19.08%     17.27%      7.90%      11.77%
                                                             ========    ========    =======    =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)...............  $408,581    $231,793    $62,992    $25,757     $23,115
    Ratios to average net assets (annualized)(F):
        Expenses...........................................     0.80%(H)    0.83%(H)   0.85%(H)   0.85%       0.61%
        Net investment income..............................     2.05%(H)    2.35%(H)   2.19%(H)   2.37%       2.74%
    Portfolio turnover rate(G).............................         -           -          -        21%         37%

---------------

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Morgan Stanley Asset Management Inc. was added as an investment adviser to the International Equity Fund as of August 1, 1994.

(C) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(D) Total return reflects accrual for the maximum shareholder services fee of .30% for periods prior to August 1, 1994.

(E) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

(F) Effective August 1, 1994, expenses included administrative services fees paid by the Fund to the Manager. Prior to that date, expenses excluded shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.04 per share in each period on an annualized basis.

(G) On November 1,1995, the American AAdvantage International Equity Fund invested all of its investable assets in the AMR Investment Services International Equity Portfolio. The portfolio turnover rate for the years ended October 31, 1996, October 31, 1997 and October 31, 1998 is shown in the Statement of Changes in Net Assets of the AMR Investment Services Trust included elsewhere in this report.

(H) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

--------------------------------------------------------------------------------

              PlanAhead Class                                                      AMR Class
--------------------------------------------                    -----------------------------------------------
           Year Ended October 31,                August 1,                  Year Ended October 31,                  August 1,
--------------------------------------------   to October 31,   -----------------------------------------------   to October 31,
1998(A)      1997(A)     1996(A)     1995(A)      1994(C)         1998       1997(A)      1996(A)      1995(A)       1994(C)
-------      -------     -------     -------   --------------   --------     --------     --------     --------   --------------
$ 16.92      $ 14.90     $ 13.20     $12.85       $ 12.61       $  17.15     $  15.06     $  13.31     $  12.87      $  12.61
-------      -------     -------     ------       -------       --------     --------     --------     --------      --------
   0.31(H)      0.30(H)     0.26(H)    0.24          0.06           0.37(H)      0.37(H)      0.31(H)      0.30          0.05
   0.31(H)      2.41(H)     1.92(H)    0.64          0.18           0.34(H)      2.46(H)      1.98(H)      0.68          0.21
-------      -------     -------     ------       -------       --------     --------     --------     --------      --------
   0.62         2.71        2.18       0.88          0.24           0.71         2.83         2.29         0.98          0.26
-------      -------     -------     ------       -------       --------     --------     --------     --------      --------
  (0.31)       (0.28)      (0.24)     (0.21)            -          (0.37)       (0.33)       (0.30)       (0.22)            -
  (0.48)       (0.41)      (0.24)     (0.32)            -          (0.48)       (0.41)       (0.24)       (0.32)            -
-------      -------     -------     ------       -------       --------     --------     --------     --------      --------
  (0.79)       (0.69)      (0.48)     (0.53)            -          (0.85)       (0.74)       (0.54)       (0.54)            -
-------      -------     -------     ------       -------       --------     --------     --------     --------      --------
$ 16.75      $ 16.92     $ 14.90     $13.20       $ 12.85       $  17.01     $  17.15     $  15.06     $  13.31      $  12.87
=======      =======     =======     ======       =======       ========     ========     ========     ========      ========
  3.94%       18.71%      16.95%      7.37%        11.60%          4.44%       19.39%       17.72%        8.18%        11.77%
=======      =======     =======     ======       =======       ========     ========     ========     ========      ========
$46,242      $20,075      $7,138     $1,456            $375     $496,040     $464,588     $330,898     $227,939      $165,524
  1.08%(H)     1.14%(H)    1.17%(H)   1.33%         1.25%          0.53%(H)     0.58%(H)     0.57%(H)     0.60%         0.63%
  1.72%(H)     1.95%(H)    1.76%(H)   2.08%         1.86%          2.26%(H)     2.51%(H)     2.49%(H)     2.65%         1.41%
      -            -           -        21%           37%              -            -            -          21%           37%

AMERICAN AADVANTAGE SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                             Institutional Class
                                                             ----------------------------------------------------
                                                                            Year Ended October 31,
                                                             ----------------------------------------------------
                                                               1998       1997       1996       1995       1994
                                                             --------   --------   --------   --------   --------
Net asset value, beginning of period.......................  $   9.63   $   9.68   $   9.82   $   9.67   $  10.23
                                                             --------   --------   --------   --------   --------
Income from investment operations:
    Net investment income..................................      0.62(F)     0.64(F)     0.62(F)     0.62     0.52
    Net gains (losses) on securities (both realized and
      unrealized)..........................................         -(F)    (0.05)(F)    (0.14)(F)     0.15    (0.46)
                                                             --------   --------   --------   --------   --------
Total from investment operations...........................      0.62       0.59       0.48       0.77       0.06
                                                             --------   --------   --------   --------   --------
Less distributions:
    Dividends from net investment income...................     (0.62)     (0.64)     (0.62)     (0.62)     (0.52)
    Distributions from net realized gains on securities....         -          -          -          -      (0.10)
                                                             --------   --------   --------   --------   --------
Total distributions........................................     (0.62)     (0.64)     (0.62)     (0.62)     (0.62)
                                                             --------   --------   --------   --------   --------
Net asset value, end of period.............................  $   9.63   $   9.63   $   9.68   $   9.82   $   9.67
                                                             ========   ========   ========   ========   ========
Total return (annualized)(A B).............................     6.60%      6.29%      5.10%      8.18%      0.42%
                                                             ========   ========   ========   ========   ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)...............  $ 18,453   $ 22,947   $108,929   $137,293   $112,141
    Ratios to average net assets (annualized)(C D ):
        Expenses...........................................     0.65%(F)    0.57%(F)    0.60%(F)    0.60%    0.31%
        Net investment income..............................     6.43%(F)    6.67%(F)    6.41%(F)    6.36%    5.26%
    Portfolio turnover rate(E).............................         -          -          -       183%        94%

---------------

(A) Total return reflects accrual for the maximum shareholder services fee of .30% for periods prior to August 1, 1994.
(B) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.
(C) Effective August 1, 1994, expenses included administrative services fees paid by the Fund to the Manager. Prior to that date, expenses excluded shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.03 per share in each period on an annualized basis.
(D) Operating results of the PlanAhead Class in the years and periods indicated below excluded fees waived by the Manager. Results prior to expenses waived were as follows:

                                                                   Year Ended October 31,       August 1, to
                                                                -----------------------------   October 31,
                                                                1998    1997    1996    1995        1994
                                                                -----   -----   -----   -----   ------------
   Ratio of expenses to average net assets (annualized)........ 0.93%   0.90%   0.94%   1.06%      1.00%
   Ratio of net investment income to average net assets
     (annualized).............................................. 6.16%   6.31%   6.02%   5.94%      4.89%

(E) On November 1, 1995, the American AAdvantage Limited-Term Income Fund invested all of its investable assets in the AMR Investment Services Limited-Term Income Portfolio. The portfolio turnover rate for the years ended October 31, 1996 October 31, 1997 and October 31, 1998 is shown in the Statement of Changes in Net Assets of the AMR Investment Services Trust included elsewhere in this report.
(F) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio.

--------------------------------------------------------------------------------

                   PlanAhead Class                                               AMR Class
------------------------------------------------------   ---------------------------------------------------------
                                            August 1,                                                   August 1,
         Year Ended October 31,                to                  Year Ended October 31,                  to
----------------------------------------   October 31,   -------------------------------------------   October 31,
 1998        1997       1996       1995       1994        1998        1997        1996        1995        1994
------      ------     ------     ------   -----------   -------     -------     -------     -------   -----------
$ 9.63      $ 9.68     $ 9.82     $ 9.68     $  9.78     $  9.62     $  9.67     $  9.81     $  9.68     $  9.78
------      ------     ------     ------     -------     -------     -------     -------     -------     -------
  0.60 (F)    0.61(F)    0.60(F)    0.59        0.13        0.65(F)     0.66(F)     0.65(F)     0.64        0.14
  0.01 (F)   (0.05)(F)  (0.14)(F)   0.14       (0.10)          -(F)    (0.05)(F)   (0.14)(F)    0.13       (0.10)
------      ------     ------     ------     -------     -------     -------     -------     -------     -------
  0.61        0.56       0.46       0.73        0.03        0.65        0.61        0.51        0.77        0.04
------      ------     ------     ------     -------     -------     -------     -------     -------     -------
 (0.60)      (0.61)     (0.60)     (0.59)      (0.13)      (0.65)      (0.66)      (0.65)      (0.64)      (0.14)
     -           -          -          -           -           -           -           -           -           -
------      ------     ------     ------     -------     -------     -------     -------     -------     -------
 (0.60)      (0.61)     (0.60)     (0.59)      (0.13)      (0.65)      (0.66)      (0.65)      (0.64)      (0.14)
------      ------     ------     ------     -------     -------     -------     -------     -------     -------
$ 9.64      $ 9.63     $ 9.68     $ 9.82     $  9.68     $  9.62     $  9.62     $  9.67     $  9.81     $  9.68
======      ======     ======     ======     =======     =======     =======     =======     =======     =======
 6.50%       6.01%      4.83%      7.83%       0.45%       6.93%       6.57%       5.38%       8.22%       0.59%
======      ======     ======     ======     =======     =======     =======     =======     =======     =======
$3,722      $5,096     $3,399     $1,576         $403    $95,056     $64,010     $59,526     $64,595     $53,445
 0.85% (F)   0.85%(F)   0.85%(F)   0.83%       0.79%       0.34%(F)    0.32%(F)    0.33%(F)    0.36%       0.33%
 6.24% (F)   6.36%(F)   6.11%(F)   6.16%       5.10%       6.71%(F)    6.90%(F)    6.66%(F)    6.60%       5.77%
     -           -          -       183%         94%           -           -           -        183%         94%

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Balanced Portfolio
AMR Investment Services Growth and Income Portfolio
AMR Investment Services Intermediate Bond Portfolio
AMR Investment Services International Equity Portfolio
AMR Investment Services Short-Term Bond Portfolio

     We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Balanced Portfolio, the AMR Investment Services Growth and Income Portfolio, the AMR Investment Services Intermediate Bond Portfolio, the AMR Investment Services International Equity Portfolio, and the AMR Investment Services Short-Term Bond Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of October 31, 1998, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the AMR Investment Services Trust at October 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                            /s/ ERNST & YOUNG
Dallas, Texas
December 17, 1998

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1998
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------    -----------
                                 (dollars in thousands)
U.S. TREASURY OBLIGATIONS - 21.45%
U. S. TREASURY BILLS - 0.75%
Due 1/21/1999..................  $ 8,199    $     8,107
                                            -----------
    TOTAL U.S. TREASURY
      BILLS....................                   8,107
                                            -----------
U.S. TREASURY BONDS - 8.80%
11.625%, Due 11/15/2004........    1,195          1,633
14.00%, Due 11/15/2011.........    2,750          4,414
10.375%, Due 11/15/2012........    8,775         12,252
7.25%, Due 5/15/2016...........    3,500          4,266
8.125%, Due 8/15/2019..........   10,880         14,572
7.25%, Due 8/15/2022...........   12,000         14,963
6.25%, Due 8/15/2023...........    5,080          5,690
6.00%, Due 2/15/2026...........    8,820          9,633
6.75%, Due 8/15/2026...........    9,670         11,598
6.375%, Due 8/15/2027..........   11,750         13,520
6.125%, Due 11/15/2027.........    2,145          2,412
                                            -----------
    TOTAL U. S. TREASURY
      BONDS....................                  94,953
                                            -----------
U.S. TREASURY COUPON STRIP - 2.59%
Due 2/15/2009..................   32,250         19,289
Due 5/15/2011..................    4,000          2,081
Due 2/15/2016..................   17,000          6,511
                                            -----------
    TOTAL U.S. TREASURY COUPON
      STRIP....................                  27,881
                                            -----------
U.S. TREASURY NOTES - 9.31%
5.625%, Due 11/30/1998.........    4,000          4,004
5.875%, Due 3/31/1999..........    2,750          2,766
6.375%, Due 5/15/1999..........    1,000          1,010
6.00%, Due 6/30/1999...........    1,000          1,010
5.875%, Due 8/31/1999..........    2,000          2,022
7.13%, Due 9/30/1999...........    2,350          2,405
5.625%, Due 10/31/1999.........    1,500          1,517
6.875%, Due 3/31/2000..........    1,500          1,551
5.63%, Due 4/30/2000...........    1,000          1,018
6.25%, Due 5/31/2000...........    1,000          1,029
6.00%, Due 8/15/2000...........    2,000          2,057
8.50%, Due 11/15/2000..........    3,540          3,827
5.625%, Due 11/30/2000.........    4,500          4,615
6.375%, Due 3/31/2001..........    2,000          2,092
7.875%, Due 8/15/2001..........    5,120          5,586
6.38%, Due 9/30/2001...........    2,000          2,109
7.50%, Due 11/15/2001..........    1,000          1,088

                                   Par
                                 Amount        Value
                                 -------    -----------
                                 (dollars in thousands)
5.88%, Due 11/30/2001..........  $ 1,900    $     1,978
7.50%, Due 5/15/2002...........    1,500          1,650
6.375%, Due 8/15/2002..........    1,485          1,586
6.25%, Due 8/31/2002...........   10,840         11,538
6.25%, Due 2/15/2003...........    1,000          1,072
5.50%, Due 5/31/2003...........    3,390          3,552
7.875%, Due 11/15/2004.........    2,000          2,349
7.50%, Due 2/15/2005...........    9,235         10,718
6.50%, Due 5/15/2005...........    7,635          8,494
7.00%, Due 7/15/2006...........    4,830          5,558
6.625%, Due 5/15/2007..........   10,750         12,191
                                            -----------
    TOTAL U.S. TREASURY
      NOTES....................                 100,392
                                            -----------
    TOTAL U.S. TREASURY
      OBLIGATIONS..............                 231,333
                                            -----------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.48%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION - 1.27%
5.73%, Due 8/11/2003...........    1,000          1,031
5.13%, Due 9/15/2003...........    4,220          4,243
5.81%, Due 8/17/2005...........    1,250          1,297
6.50%, Due 10/15/2006..........    1,470          1,484
5.85%, Due 1/22/2008...........    1,000          1,038
7.00%, Due 12/1/2012...........    1,287          1,302
6.00%, Due 3/1/2013............      628            631
6.50%, Due 10/1/2028...........    2,000          2,016
6.50%, Due 10/1/2028...........      585            590
                                            -----------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION.....                  13,632
                                            -----------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 0.83%
6.74%, Due 5/13/2004...........    1,000          1,079
Series 1989-21 G, 10.45%,
  Due 4/25/2019................      120            129
Discount Note, 0.00%,
  Due 10/9/2019................    2,950            858
Pool #218949, 7.73%,
  Due 12/1/2023................      440            444
Pool #266196, 7.49%,
  Due 1/1/2024.................      866            874
Pool #306505, 8.00%,
  Due 3/1/2025.................      552            570
6.09%, Due 9/27/2027...........    2,500          2,510

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------    -----------
                                 (dollars in thousands)
5.98%, Due 11/12/2027..........  $ 2,500    $     2,506
                                            -----------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION.....                   8,970
                                            -----------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION - 0.38%
Pool #180220, 9.00%,
  Due 10/15/2016...............      608            650
Pool #1849, 8.50%,
  Due 8/20/2024................      251            264
Pool #466318, 7.00%,
  Due 1/15/2028................    3,134          3,206
                                            -----------
    TOTAL GOVERNMENT NATIONAL
      MORTGAGE ASSOCIATION.....                   4,120
                                            -----------
    TOTAL U.S. AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS..............                  26,722
                                            -----------

ASSET-BACKED SECURITIES - 1.53%
Amresco Commercial Mortgage
  Funding I, Series 1997-C1 A3,
  7.19%, Due 6/17/2029.........    1,510          1,605
Asset Securitization
  Corporation, Series 1997-D5
  A1C, 6.75%, Due 2/14/2041....    2,000          2,083
Chase Commercial Mortgage
  Securities Corporation,
  Series 1997-1 A2, 7.37%, Due
  2/19/2007....................    1,100          1,170
Chase Manhattan Credit Card
  Master Trust 1996-4A, 6.73%,
  Due 2/15/2003................    1,550          1,564
Citibank Credit Card Master
  Trust I, 5.85%, Due
  4/10/2003....................    2,380          2,430
Ditech Home Owner Trust 5.49%,
  Due 11/15/2009...............    1,805          1,805
  6.71%, Due 8/15/2018.........    2,225          2,279
Firstplus Home Loan Owner
  Trust, 6.32%, Due
  8/10/2016....................    3,000          3,039
Olympic Automobile Receivable,
  7.875%, Due 7/15/2001........      395            399
Western Financial Grantor
  Trust, 6.65%, Due
  12/1/1999....................       72             72
                                            -----------
    TOTAL ASSET-BACKED
      SECURITIES...............                  16,446
                                            -----------

NON-AGENCY MORTGAGE-BACKED
  OBLIGATIONS - 1.44%
125 Home Loan Owner Trust,
  144a, 6.29%, Due 7/15/2011
  (Note B).....................    2,200          2,202

                                   Par
                                 Amount        Value
                                 -------    -----------
                                 (dollars in thousands)
CitiCorp Mortgage Securities,
  Incorporated, 6.92%, Due
  8/25/2027....................  $ 1,218    $     1,223
Credit Suisse First Boston
  Mortgage, 7.24%, Due
  6/20/2029....................      400            429
CountryWide, Incorporated,
  8.25%, Due 5/25/2010.........      600            629
  7.50%, Due 7/25/2011.........      627            639
DLJ Mortgage Acceptance
  Corporation, 6.83%, Due
  3/25/2024....................      161            161
Green Tree Financial
  Corporation, 7.00%, Due
  10/15/2027...................    1,300          1,326
ICI Funding Corporation Secured
  Assets Trust, 7.60%, Due
  7/25/2028....................    1,750          1,777
Long Beach Acceptance Auto
  Grantor, 6.19%, Due
  1/25/2005....................      632            637
The Money Store Home Equity
  Trust, 7.66%, Due 8/15/2026..    1,500          1,567
Mortgage Capital Funding,
  Incorporated, 6.758%, Due
  2/20/2004....................      640            662
Nomura Asset Securities
  Corporation, 8.15%, Due
  4/4/2027.....................    2,500          2,789
Residential Funding Mortgage
  Securities I, 6.35%, Due
  8/25/2023....................      203            203
Securitized Multiple Asset,
  144a, 7.72%, Due 4/15/2005
  (Note B).....................    1,647          1,318
                                            -----------
    TOTAL NON-AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS..............                  15,562
                                            -----------

CORPORATE BONDS - 12.28%
BANKS - 1.16%
BankAmerica Corporation, 9.75%,
  Due 7/1/2000.................      600            642
Bank of Boston, N.A., MTN,
  6.375%, Due 3/25/2008........      990            992
  6.38%, Due 4/15/2008.........      550            551
Capital One Bank MTN,
  8.125%, Due 3/1/2000.........    1,690          1,739
  7.35%, Due 6/20/2000.........      385            394
Chase Manhattan Corporation,
  8.625%, Due 5/1/2002.........      700            765
First Chicago Corporation,
  9.875%, Due 8/15/2000........    1,000          1,079

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------    -----------
                                 (dollars in thousands)
NationsBank Corporation,
  7.00%, Due 9/15/2001.........  $ 1,000    $     1,049
  6.60%, Due 5/15/2010.........    1,600          1,641
Skandinaviska Enskilda Banken,
  6.44%, Due 6/29/2049.........    3,800          3,686
                                            -----------
    TOTAL BANKS................                  12,538
                                            -----------
FINANCE - 5.10%
Allstate Corporation, 6.90%,
  Due 5/15/2038................    1,825          1,792
Associates Corporation of North
  America, 6.00%, Due
  4/15/2003....................    2,000          2,025
Auburn Hills Trust, 12.00%, Due
  5/1/2020.....................    1,650          2,687
Banponce Trust I, 8.327%, Due
  2/1/2027.....................    1,000            953
Beneficial Corporation, 6.55%,
  Due 9/26/2003................    1,800          1,872
Camden Property Trust, 6.63%,
  Due 2/15/2001................    2,500          2,550
Caterpillar Financial Services,
  6.32%, Due 9/1/2000..........    2,500          2,549
CNA Financial Corporation,
  6.95%, Due 1/15/2018.........    1,675          1,619
Countrywide Funding
  Corporation, MTN, 6.38%, Due
  10/8/2002....................    2,135          2,162
Credit Suisse First Boston,
  6.48%, Due 4/11/2030.........    2,500          2,554
CS First Boston Mortgage
  Securities Corporation,
  6.60%, Due 6/15/2027.........    2,600          2,634
EOP Oper Limited Partnership,
  6.38%, Due 2/15/2012.........    1,120          1,103
Florida Windstorm Underwriting,
  6.85%, Due 8/25/2007.........    1,950          2,027
Ford Motor Credit Company,
  6.125%, Due 4/28/2003........    2,125          2,163
General Electric Capital Corp,
  7.875%, Due 12/1/2006........    1,000          1,155
General Motors Acceptance
  Corporation, 6.375%, Due
  12/1/2001....................    1,700          1,751
Lehman Brothers Holdings,
  Incorporated,
  7.41%, Due 5/25/1999.........      500            504
  6.04%, Due 1/17/2000.........    2,200          2,134
Merrill Lynch & Company,
  Incorporated, 6.00%, Due
  2/12/2003....................    1,000          1,012

                                   Par
                                 Amount        Value
                                 -------    -----------
                                 (dollars in thousands)
Merrill Lynch Mortgage
  Investors, Incorporated,
  7.12%, Due 6/18/2029.........  $   660    $       698
Paine Webber Group,
  Incorporated MTN, 7.74%, Due
  1/30/2012....................    2,200          2,338
PMI Group, Incorporated, 6.75%,
  Due 11/15/2006...............    2,000          2,130
Provident Companies,
  Incorporated, 7.25%, Due
  3/15/2028....................    2,070          2,045
Salomon, Incorporated, 6.25%,
  Due 5/15/2003................    2,750          2,777
Simon Debartolo Group LP,
  6.63%, Due 6/15/2003.........    1,675          1,638
  6.75%, Due 7/15/2004.........      750            732
Spieker Properties LP, 8.00%,
  Due 7/19/2005................      290            303
Texaco, Incorporated MTN,
  6.19%, Due 7/9/2003..........      750            774
Travelers Property Casualty
  Corporation, 6.75%, Due
  4/15/2001....................    2,600          2,700
United Dominion Realty Trust,
  Incorporated, 7.25%, Due
  1/15/2007....................    1,000          1,053
URSA Major Rated Limited, MTN,
  144a, 5.90%, Due 1/6/2003
  (Note B).....................    2,500          2,586
                                            -----------
    TOTAL FINANCE..............                  55,020
                                            -----------
INDUSTRIAL - 4.38%
Albertsons, Incorporated,
  6.375%, Due 6/1/2000.........    1,000          1,016
Atlantic Richfield Corporation,
  8.50%, Due 4/1/2012..........    1,270          1,603
Bemis, Incorporated, 6.70%, Due
  7/1/2005.....................    1,000          1,066
Capital Cities ABC,
  Incorporated, 8.875%, Due
  12/15/2000...................    1,000          1,079
Coca Cola Company, 6.625%, Due
  10/1/2002....................    1,000          1,036
E.I. DuPont de Nemours &
  Company, 6.75%, Due
  10/15/2002...................    1,000          1,062
Exxon Corporation, 7.45%, Due
  12/15/2001...................    1,000          1,072
Ford Motor Company,
  9.00%, Due 9/15/2001.........    1,000          1,099
  6.63%, Due 10/1/2028.........    1,665          1,643
Hershey Foods Corporation,
  6.95%, Due 3/1/2007..........    1,000          1,096

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------    -----------
                                 (dollars in thousands)
Ingersoll Rand Company, 6.34%,
  Due 12/3/2001................  $ 2,100    $     2,159
May Department Stores Company,
  7.625%, Due 8/15/2013........    1,890          2,106
McDonalds Corporation MTN,
  6.50%, Due 8/1/2007..........    1,000          1,062
Motorola Incorporated, 5.80%,
  Due 10/15/2008...............    2,270          2,276
Occidental Petroleum
  Corporation,
  6.40%, Due 4/1/2003..........    1,035          1,042
  6.50%, Due 4/1/2005..........      520            514
Paramount Communications
  Incorporated, 5.875%, Due
  7/15/2000....................    2,140          2,160
Philip Morris Companies,
  Incorporated,
  8.25%, Due 10/15/2003........    2,840          3,169
  8.375%, Due 1/15/2017........      437            475
Potash Corporation Sask,
  Incorporated, 7.125%, Due
  6/15/2007....................      630            670
Praxair, Incorporated, 6.15%,
  Due 4/15/2003................    3,800          3,837
Sara Lee Corporation, 6.00%,
  Due 1/15/2008................    1,200          1,229
Sears Roebuck Acceptance
  Corporation MTN,
  6.60%, Due 10/9/2001.........    3,170          3,288
  6.71%, Due 9/17/2003.........    2,710          2,864
Sysco Corporation, 7.00%, Due
  5/1/2006.....................    1,000          1,095
Time Warner Asset Trust, 144a,
  6.10%, Due 12/30/2001 (Note
  B)...........................    2,050          2,090
Tribune Company, 5.50%, Due
  10/6/2008....................    1,000            975
USA Waste Services,
  Incorporated. 7.00%, Due
  7/15/2028....................    1,270          1,207
Walt Disney Company, 6.75%, Due
  3/30/2006....................    1,000          1,085
Williams Companies,
  Incorporated, 6.50%, Due
  8/1/2006.....................      850            869
WMX Technologies, Incorporated,
  6.65%, Due 5/15/2005.........    1,200          1,237
                                            -----------
    TOTAL INDUSTRIAL...........                  47,181
                                            -----------
TRANSPORTATION - 0.41%
CSX Corporation, 6.25%, Due
  10/15/2008...................    1,985          1,980

                                   Par
                                 Amount        Value
                                 -------    -----------
                                 (dollars in thousands)
NWA Trust, 11.30%, Due
  6/21/2014....................  $ 1,919    $     2,380
                                            -----------
    TOTAL TRANSPORTATION.......                   4,360
                                            -----------
UTILITY - 0.33%
Southern California Edison
  Company, 8.25%, Due
  2/1/2000.....................    1,425          1,473
WorldCom, Incorporated, 6.40%,
  Due 8/15/2005................    2,035          2,115
                                            -----------
    TOTAL UTILITY..............                   3,588
                                            -----------
FOREIGN - 0.90%
Fokus Bank AS, 6.40%, Due
  9/29/2004....................    1,600          1,610
Foreningsbk Kredit, 6.25%, Due
  12/29/2049...................    3,250          3,244
Nordbanken AB MTN, 5.81%, Due
  10/29/2049...................    3,000          2,975
Province of Quebec, 7.00%, Due
  1/30/2007....................    1,750          1,884
                                            -----------
    TOTAL FOREIGN..............                   9,713
                                            -----------
    TOTAL CORPORATE BONDS......                 132,400
                                            -----------

                                 Shares
                                 -------
PREFERRED STOCK - 0.14%
Home Ownership Funding
  Corporation II, Series 144a
  (Note B).....................        2    $     1,492
                                            -----------
    TOTAL PREFERRED STOCK......                   1,492
                                            -----------

COMMON STOCK - 58.03%
BASIC MATERIALS - 3.47%
AGRICULTURAL PRODUCTS - 0.27%
New Holland N.V. (non-income
  producing)...................  233,000          2,942
                                            -----------
    TOTAL AGRICULTURAL
      PRODUCTS.................                   2,942
                                            -----------
ALUMINUM - 0.34%
Aluminum Company of America....   24,000          1,902
Reynolds Metals Company........   30,000          1,798
                                            -----------
    TOTAL ALUMINUM.............                   3,700
                                            -----------
CHEMICALS - 1.47%
Airgas, Incorporated...........  173,450          1,995
Dow Chemical...................   20,000          1,873

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                 Shares        Value
                                 -------    -----------
                                 (dollars in thousands)
E.I. DuPont de Nemours &
  Company......................   23,000    $     1,323
Eastman Chemical Company.......   28,000          1,645
FMC Corporation (non-income
  producing)...................   51,350          2,622
Millenium Chemicals,
  Incorporated.................  197,371          4,811
Witco Corporation..............   84,100          1,582
                                            -----------
    TOTAL CHEMICALS............                  15,851
                                            -----------
CONSTRUCTION - 0.11%
DeBeers Construction Mines,
  Limited......................   81,100          1,166
                                            -----------
    TOTAL CONSTRUCTION.........                   1,166
                                            -----------
CONTAINERS/PACKAGING (PAPER) - 0.13%
Union Camp Corporation.........   32,000          1,376
                                            -----------
    TOTAL CONTAINERS/
      PACKAGING................                   1,376
                                            -----------
PAPER & FOREST PRODUCTS - 1.00%
Boise Cascade Corporation......   18,000            504
Bowater, Incorporated..........   37,000          1,510
Georgia Pacific Corporation....   50,000          1,109
Georgia Pacific Group..........   20,500          1,061
International Paper Company....   33,000          1,532
Mead Corporation...............   50,000          1,581
Westvaco Corporation...........   55,000          1,354
Weyerhaeuser Company...........   45,000          2,107
                                            -----------
    TOTAL PAPER & FOREST
      PRODUCTS.................                  10,758
                                            -----------
STEEL - 0.15%
USX US Steel Group.............   68,400          1,590
                                            -----------
    TOTAL STEEL................                   1,590
                                            -----------
    TOTAL BASIC MATERIALS......                  37,383
                                            -----------

CAPITAL GOODS - 7.14%
AEROSPACE/DEFENSE - 1.39%
Avteam, Incorporated (non-
  income producing)............   36,700            211
Cordant Technologies,
  Incorporated.................   41,100          1,672
Lockheed Martin Corporation....   94,988         10,579
Northrop Corporation...........   32,000          2,552
                                            -----------
    TOTAL AEROSPACE/ DEFENSE...                  15,014
                                            -----------

                                 Shares        Value
                                 -------    -----------
                                 (dollars in thousands)
CONTAINERS (METAL AND GLASS) - 0.11%
Crown Cork & Seal,
  Incorporated.................   37,000    $     1,179
                                            -----------
    TOTAL CONTAINERS (METAL AND
      GLASS)...................                   1,179
                                            -----------
ELECTRICAL EQUIPMENT - 1.46%
AMP Incorporated...............   20,760            852
The Carbide/Graphite Group
  (non-income producing).......   12,600            158
Honeywell, Incorporated........  125,200         10,000
Philips Electronics N.V........   54,500          2,991
Rockwell International
  Corporation..................   40,000          1,642
Stoneridge, Incorporated (non-
  income producing)............    9,500            142
                                            -----------
    TOTAL ELECTRICAL
      EQUIPMENT................                  15,785
                                            -----------
MACHINERY (DIVERSIFIED) - 1.03%
Case Corporation...............   82,000          1,804
Deere and Company..............  173,300          6,130
Denison International PLC ADR
  (non-income producing).......   14,800            218
Dover Corporation..............   91,000          2,889
Hussman International,
  Incorporated.................    4,500             70
                                            -----------
    TOTAL MACHINERY
      (DIVERSIFIED)............                  11,111
                                            -----------
MANUFACTURING (DIVERSIFIED) - 2.19%
Allied Signal, Incorporated....   40,000          1,558
Coltec Industries, Incorporated
  (non-income producing).......  163,100          2,722
Eaton Corporation..............   20,000          1,354
Harsco Corporation.............   75,000          2,456
Hawk Corporation (non-income
  producing)...................    2,300             23
Millipore Corporation..........   88,925          2,190
Tenneco, Incorporated..........  167,100          5,076
Textron, Incorporated..........  110,200          8,196
Titan International,
  Incorporated.................    2,000             21
                                            -----------
    TOTAL MANUFACTURING
      (DIVERSIFIED)............                  23,596
                                            -----------

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                 Shares        Value
                                 -------    -----------
                                 (dollars in thousands)
WASTE MANAGEMENT - 0.96%
Waste Management
  Incorporated.................  228,531    $    10,312
                                            -----------
    TOTAL WASTE MANAGEMENT.....                  10,312
                                            -----------
    TOTAL CAPITAL GOODS........                  76,997
                                            -----------

COMMUNICATION SERVICE - 3.89%
BROADCASTING - 0.02%
Alliance Atlantis
  Communication,
  Incorporated.................   10,600            197
                                            -----------
    TOTAL BROADCASTING.........                     197
                                            -----------
TELEPHONE - 3.53%
Alltel Corporation.............  153,600          7,190
Bell Atlantic Corporation......   45,656          2,425
GTE Corporation................  155,800          9,144
SBC Communications.............  206,768          9,576
US West, Incorporated..........  170,200          9,765
                                            -----------
    TOTAL TELEPHONE............                  38,100
                                            -----------
TELEPHONE LONG DISTANCE - 0.34%
AT&T Corporation...............   41,200          2,565
BCE, Incorporated..............   33,000          1,124
                                            -----------
    TOTAL TELEPHONE LONG
      DISTANCE.................                   3,689
                                            -----------
    TOTAL COMMUNICATION
      SERVICE..................                  41,986
                                            -----------
CONSUMER STAPLES - 5.40%
BEVERAGES-ALCOHOLIC - 1.06%
Anheuser Busch Companies,
  Incorporated.................  191,500         11,382
Canandaigua Wine,
  Incorporated.................      900             45
                                            -----------
    TOTAL BEVERAGES-
      ALCOHOLIC................                  11,427
                                            -----------
BROADCASTING (TV RADIO CABLE) - 0.01%
Groupe AB SA...................   38,720            114
                                            -----------
    TOTAL BROADCASTING (TV
      RADIO CABLE).............                     114
                                            -----------
FOODS - 0.41%
J & J Snack Foods
  Corporation..................   12,800            288
Nabisco Holdings Corporation,
  Class A......................   31,975          1,207
RJR Nabisco Holdings...........   94,850          2,709
Vlasic Foods International,
  Incorporated (non-income
  producing)...................   10,700            200
                                            -----------
    TOTAL FOODS................                   4,404
                                            -----------

                                 Shares        Value
                                 -------    -----------
                                 (dollars in thousands)
HOUSEHOLD PRODUCTS (NON-DURABLE) - 1.39%
First Brands Corporation.......  103,750    $     3,917
Fort James Corporation.........  275,000         11,086
                                            -----------
    TOTAL HOUSEHOLD PROD
      (NON-DURABLE)............                  15,003
                                            -----------
HOUSEWARES - 0.15%
Fortune Brands, Incorporated...   50,000          1,653
                                            -----------
    TOTAL HOUSEWARES...........                   1,653
                                            -----------
PRINTING - 0.19%
DeLuxe Corporation.............   64,000          2,072
                                            -----------
    TOTAL PRINTING.............                   2,072
                                            -----------
RETAIL STORES-FOOD CHAINS - 0.12%
Dominick's Supermarkets,
  Incorporated (non-income
  producing)...................    5,300            259
Wendy's International,
  Incorporated.................   48,400          1,016
                                            -----------
    TOTAL RETAIL STORES-FOOD
      CHAINS...................                   1,275
                                            -----------
TOBACCO - 2.07%
Gallaher Group PLC, ADR........   79,400          2,164
Hanson PLC, ADR................   34,150          1,206
Imperial Tobacco Group PLC.....   85,100          1,681
Philip Morris Companies,
  Incorporated.................  338,250         17,293
                                            -----------
    TOTAL TOBACCO..............                  22,344
                                            -----------
    TOTAL CONSUMER STAPLES.....                  58,292
                                            -----------

CONSUMER CYCLICALS - 7.73%
AUTO PARTS & EQUIPMENT - 1.22%
Dana Corporation...............  183,900          7,689
Goodyear Tire and Rubber
  Company......................   36,400          1,961
ITT Industries, Incorporated...   92,600          3,310
TRW, Incorporated, 144a (Note
  B)...........................    4,000            228
                                            -----------
    TOTAL AUTO PARTS &
      EQUIPMENT................                  13,188
                                            -----------
AUTOMOBILES - 1.94%
Ford Motor Company.............  276,600         15,006

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                 Shares        Value
                                 -------    -----------
                                 (dollars in thousands)
General Motors Corporation.....   94,300    $     5,947
                                            -----------
    TOTAL AUTOMOBILES..........                  20,953
                                            -----------
FOOTWEAR - 0.21%
Nine West Group,
  Incorporated.................  177,975          2,258
                                            -----------
    TOTAL FOOTWEAR.............                   2,258
                                            -----------
GAMING LOTTERY & PARIMUTUEL - 0.03%
American Coin Merchandising,
  Incorporated (non-income
  producing)...................   19,900            274
                                            -----------
    TOTAL GAMING LOTTERY &
      PARIMUTUEL...............                     274
                                            -----------
HOUSEHOLD FURNISHINGS & APPLIANCES - 0.18%
Whirlpool Corporation..........   37,500          1,922
                                            -----------
    TOTAL HOUSEHOLD FURNISHINGS
      & APPLIANCES.............                   1,922
                                            -----------
LEISURE TIME (PRODUCTS) - 1.03%
Hasbro, Incorporated...........   80,925          2,837
Mattel, Incorporated...........  230,000          8,251
Midway Games, Incorporated
  (non-income producing).......    6,700             66
                                            -----------
    TOTAL LEISURE TIME
      (PRODUCTS)...............                  11,154
                                            -----------
PUBLISHING - 0.29%
A.H. Belo, Incorporated, Class
  A............................  156,850          2,853
Playboy Enterprises............   16,400            233
                                            -----------
    TOTAL PUBLISHING...........                   3,086
                                            -----------
RETAIL - 2.02%
Friedmans, Incorporated........   18,500            111
J.C. Penney Company,
  Incorporated.................  198,400          9,424
K Mart Corporation.............  294,500          4,160
Sears Roebuck & Company........  180,600          8,116
                                            -----------
    TOTAL RETAIL...............                  21,811
                                            -----------
SERVICES - 0.62%
Cendant Corporation (non-income
  producing)...................  328,900          3,762
Firstservice Corporation.......   14,300            167
Mac-Gray Corporation (non-
  income producing)............    5,400             54
Pittston Company...............   83,200          2,475
Princeton Video Image,
  Incorporated.................    6,600             22

                                 Shares        Value
                                 -------    -----------
                                 (dollars in thousands)
Ralco Holdings, Incorporated...   10,100    $       178
                                            -----------
    TOTAL SERVICES.............                   6,658
                                            -----------
TEXTILES (APPAREL) - 0.19%
Liz Claiborne, Incorporated....   40,000          1,175
Russell Corporation............   37,800            928
                                            -----------
    TOTAL TEXTILES (APPAREL)...                   2,103
                                            -----------
    TOTAL CONSUMER CYCLICALS...                  83,407
                                            -----------

ENERGY - 4.96%
OIL & GAS - 2.50%
Abraxas Petroleum Corporation
  (non-income producing).......   14,291             83
Baker Hughes, Incorporated.....  383,900          8,470
Burlington Resources...........   64,586          2,660
Coho Energy, Incorporated......   12,757             57
Halliburton Company............  250,200          8,992
Oryx Energy Company............  147,625          2,067
Transcoastal Marine Services,
  Incorporated (non-income
  producing)...................    2,700             12
Ultramar Diamond Shamrock
  Corporation..................   58,000          1,562
Union Pacific Resource Group,
  Incorporated.................  208,900          2,716
Usec, Incorporated (non-income
  producing)...................   22,100            323
                                            -----------
    TOTAL OIL & GAS............                  26,942
                                            -----------
OIL (DOMESTIC INTEGRATED) - 1.86%
Atlantic Richfield Company.....   89,000          6,130
Conoco, Incorporated...........   30,900            769
Occidental Petroleum
  Corporation..................  233,000          4,631
Phillips Petroleum Company.....  198,200          8,572
                                            -----------
    TOTAL OIL (DOMESTIC
      INTEGRATED)..............                  20,102
                                            -----------
OIL (INTERNATIONAL INTEGRATED) - 0.60%
Amoco Corporation..............   35,700          2,004
British Petroleum PLC..........   22,152          1,959
Elf Aquitaine..................   20,100          1,166
YPF Sociedad Anonima...........   47,000          1,360
                                            -----------
    TOTAL OIL (INTERNATIONAL
      INTEGRATED)..............                   6,489
                                            -----------
    TOTAL ENERGY...............                  53,533
                                            -----------

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                 Shares        Value
                                 -------    -----------
                                 (dollars in thousands)
FINANCIALS - 12.57%
BANKS - 5.65%
BankAmerica, Corporation.......  165,468    $     9,504
Bank One Corporation...........  253,320         12,381
Bankers Trust Company New
  York.........................  143,225          8,996
Chase Manhattan Corporation....  219,800         12,487
First Midwest Bank,
  Incorporated.................    2,600            107
First Security Corporation.....   85,000          1,737
First Union Corporation........   34,200          1,984
Fleet Financial Group,
  Incorporated.................   79,600          3,179
J.P. Morgan & Company,
  Incorporated.................   31,375          2,957
KeyCorp........................   31,700            961
PNC Bank Corporation...........  133,300          6,665
                                            -----------
    TOTAL BANKS................                  60,958
                                            -----------
CONSUMER FINANCE - 0.46%
Associates First Capital
  Corporation..................   45,027          3,174
Household International,
  Incorporated.................   48,332          1,767
                                            -----------
    TOTAL CONSUMER FINANCE.....                   4,941
                                            -----------
FINANCIAL - 1.78%
Ace, Limited...................   81,400          2,757
American Express Company.......   43,900          3,880
Citi Group, Incorporated.......   51,205          2,410
Executive Risk, Incorporated...    3,100            147
Federal Home Loan Mortgage
  Corporation..................   58,150          3,344
Federal National Mortgage
  Association..................   38,000          2,691
FPIC Insurance Group (non-
  income producing)............    2,947             86
Fund American Enterprises,
  Incorporated.................    7,425            941
Morgan Stanley Dean Witter
  Discover & Company...........   24,200          1,567
The PMI Group, Incorporated....   28,000          1,412
                                            -----------
    TOTAL FINANCIAL............                  19,235
                                            -----------
INSURANCE - 3.38%
Allstate Corporation...........  103,600          4,461
American Financial Group,
  Incorporated.................   66,100          2,318

                                 Shares        Value
                                 -------    -----------
                                 (dollars in thousands)
Aon Corporation................   86,450    $     5,360
Chubb Corporation..............   65,800          4,047
Esg Re Limited.................   18,100            335
Healthplan Services
  Corporation..................   22,500            211
IPC Holdings, Limited..........    6,530            152
Lincoln National Corporation...   80,800          6,131
Old Republic International
  Corporation..................   87,125          1,655
Renaissancere Holdings.........   48,825          1,843
Safeco Corporation.............   39,100          1,694
St. Paul Companies,
  Incorporated.................  172,100          5,701
Stirling Cooke Brown
  Holdings.....................   12,900            231
TIG Holdings, Incorporated.....   86,500          1,206
Travelers Property Casualty
  Corporation..................   37,000          1,135
                                            -----------
    TOTAL INSURANCE............                  36,480
                                            -----------
INVESTMENT BANKING/BROKERAGE - 0.29%
Paine Webber Group,
  Incorporated.................   94,350          3,155
                                            -----------
    TOTAL INVESTMENT BANKING/
      BROKERAGE................                   3,155
                                            -----------
SAVINGS & LOAN COMPANIES - 1.01%
Coastal Bancorp,
  Incorporated.................    1,075             20
Washington Mutual,
  Incorporated.................  288,200         10,789
                                            -----------
    TOTAL SAVINGS & LOAN
      COMPANIES................                  10,809
                                            -----------
    TOTAL FINANCIALS...........                 135,578
                                            -----------

HEALTH CARE - 0.74%
Baxter International,
  Incorporated.................   32,000          1,918
Bristol-Myers Squibb Company...   31,400          3,472
Pharmacia & Upjohn,
  Incorporated.................   48,300          2,557
                                            -----------
    TOTAL HEALTH CARE..........                   7,947
                                            -----------

TECHNOLOGY - 2.98%
COMPUTERS - 1.15%
Data General Corporation (non-
  income producing)............  128,400          2,183
Ikon Office Solutions,
  Incorporated.................   26,600            251
International Business Machines
  Corporation..................   48,000          7,125
Radisys Corporation............   15,000            289

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                 Shares        Value
                                 -------    -----------
                                 (dollars in thousands)
Seagate Technology.............   96,000    $     2,532
                                            -----------
    TOTAL COMPUTERS............                  12,380
                                            -----------
ELECTRONICS - 0.68%
Raytheon Company...............  130,943          7,333
                                            -----------
    TOTAL ELECTRONICS..........                   7,333
                                            -----------
SERVICES - 1.15%
Eastman Kodak Company..........   27,400          2,124
Vanstar Corporation............   29,900            335
Xerox Corporation..............  103,100          9,988
                                            -----------
    TOTAL SERVICES.............                  12,447
                                            -----------
    TOTAL TECHNOLOGY...........                  32,160
                                            -----------

TRANSPORTATION - 1.78%
AIR FREIGHT - 0.01%
Airnet Systems.................    9,900            139
                                            -----------
    TOTAL AIR FREIGHT..........                     139
                                            -----------
RAILROADS - 1.77%
Burlington Northern,
  Incorporated.................   53,400          1,649
CSX Corporation................  189,300          7,430
GATX Corporation...............   50,000          1,725
Norfolk Southern Corporation...  221,300          7,289
Union Pacific Capital Trust....   20,000            952
                                            -----------
    TOTAL RAILROADS............                  19,045
                                            -----------
    TOTAL TRANSPORTATION.......                  19,184
                                            -----------

UTILITIES - 7.37%
ELECTRIC COMPANIES - 6.00%
Central & Southwest
  Corporation..................  103,600          2,881
CMP Group, Incorporated........    7,500            138
CMS Energy Corporation.........  160,000          7,050
Dominion Resources,
  Incorporated.................   78,800          3,640
DTE Energy Company.............  109,700          4,676
Edison International...........   65,000          1,714
Entergy Corporation............  207,200          5,957
GPU, Incorporated..............   45,000          1,941
Houston Industries,
  Incorporated.................  250,500          7,781
Illinova Corporation...........  126,900          3,212
Niagara Mohawk Power
  Corporation..................  161,625          2,364
Northeast Utilities............  359,400          5,616
Peco Energy Company............   52,000          2,012
Potomac Electric Power.........   50,400          1,320

                                 Shares        Value
                                 -------    -----------
                                 (dollars in thousands)
PP&L Resources, Incorporated...  123,806    $     3,358
Public Service Enterprise
  Group, Incorporated..........   38,400          1,459
Rochester Gas & Electric,
  Incorporated.................   30,000            874
Scana Corporation..............   60,000          2,029
Texas Utilities Company........   85,600          3,745
Unicom Corporation.............   77,500          2,921
                                            -----------
    TOTAL ELECTRIC COMPANIES...                  64,688
                                            -----------
NATURAL GAS-DISTRIBUTION-PIPE LINE - 1.37%
Coastal Corporation............   68,650          2,420
El Paso Energy Corporation.....   10,130            359
Equitable Resources,
  Incorporated.................   65,100          1,811
MCN Energy Group,
  Incorporated.................   67,200          1,298
Peoples Energy Corporation.....   46,000          1,696
Sempra Energy..................   19,367            504
Williams Companies,
  Incorporated.................  243,235          6,674
                                            -----------
    TOTAL NATURAL GAS-
      DISTRIBUTION-PIPE LINE...                  14,762
                                            -----------
    TOTAL UTILITIES............                  79,450
                                            -----------
TOTAL COMMON STOCKS............                 625,917
                                            -----------
SHORT-TERM INVESTMENTS (NOTE A) - 21.85%
AMR Investments Enhanced Yield
  Business Trust...............   68,882         68,881
AMR Investments Strategic Cash
  Business Trust...............  142,104        142,104
                                     Par
                                  Amount
                                 -------
Goldman Sachs Tri-Party
  Repurchase Agreement, 5.52%,
  Due 11/2/1998 (Collateral
  held at The Bank of New York
  Company, Incorporated by
  Federal Home Loan Mortgage
  Corporation, 6.125%, Due
  10/1/2032 - Market Value
  $25,220).....................  $24,725         24,725
                                            -----------
    TOTAL SHORT-TERM
      INVESTMENTS..............                 235,710
                                            -----------
TOTAL INVESTMENTS - 119.20%
  (COST $1,168,034)............               1,285,582
                                            -----------
LIABILITIES, NET OF OTHER
  ASSETS - (19.20%)............                (207,057)
                                            -----------
TOTAL NET ASSETS - 100%........             $ 1,078,525
                                            ===========

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

---------------

Based on the cost of investments of $1,171,440 for federal income tax purposes at October 31, 1998, the aggregate gross unrealized appreciation was $147,941, the aggregate gross unrealized depreciation was $33,799 and the net unrealized appreciation of investments was $114,142.

(A) Rates associated with short-term investments represent yield to maturity.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,916 or 0.92% of net assets.

ABBREVIATIONS:

ADR - American Depositary Receipt
AS - Company
LP - Limited Partnership
MTN - Medium-Term Note
NV - Company
PLC - Public Limited Corporation
REMIC - Real Estate Mortgage Investment Conduit
SA - Company
TBA - To Be Announced

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1998
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
COMMON STOCKS - 97.82%
BASIC MATERIALS - 5.51%
AGRICULTURAL PRODUCTS - 0.24%
New Holland NV (non-income
  producing)..................     359,000   $    4,532
                                             ----------
    TOTAL AGRICULTURAL
      PRODUCTS................                    4,532
                                             ----------
ALUMINUM - 0.52%
Aluminum Company of America...      58,001        4,597
Reynolds Metals Company.......      90,000        5,394
                                             ----------
    TOTAL ALUMINUM............                    9,991
                                             ----------
CHEMICALS - 2.53%
Airgas, Incorporated..........     699,975        8,050
Dow Chemical Company..........      51,000        4,775
E.I. Du Pont de Nemours &
  Company.....................      60,000        3,450
Eastman Chemical Company......      77,000        4,524
FMC Corporation (non-income
  producing)..................     195,250        9,970
Millennium Chemicals
  Incorporated................     538,371       13,123
Witco Corporation.............     229,100        4,310
                                             ----------
    TOTAL CHEMICALS...........                   48,202
                                             ----------
CONSTRUCTION - 0.21%
DeBeers Construction Mines,
  Limited.....................     274,400        3,944
                                             ----------
    TOTAL CONSTRUCTION........                    3,944
                                             ----------
CONTAINERS/PACKAGING (PAPER) - 0.20%
Union Camp Corporation........      89,000        3,827
                                             ----------
    TOTAL CONTAINERS/
      PACKAGING (PAPER).......                    3,827
                                             ----------
PAPER & FOREST PRODUCTS - 1.60%
Bowater, Incorporated.........     113,000        4,612
Georgia-Pacific Corporation...     204,800        6,265
International Paper Company...      87,000        4,040
Mead Corporation..............     145,000        4,586
Westvaco Corporation..........     197,100        4,854
Weyerhaeuser Company..........     130,000        6,086
                                             ----------
    TOTAL PAPER & FOREST
      PRODUCTS................                   30,443
                                             ----------
STEEL - 0.21%
USX-US Steel Group............     173,800        4,041
                                             ----------
    TOTAL STEEL...............                    4,041
                                             ----------
    TOTAL BASIC MATERIALS.....                  104,980
                                             ----------
CAPITAL GOODS - 12.79%
AEROSPACE/DEFENSE - 2.87%
Avteam, Incorporated (non-
  income producing)...........      86,400          497

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Cordant Technologies,
  Incorporated................     254,500   $   10,355
Lockheed Martin Corporation...     318,148       35,434
Northrop Grumman
  Corporation.................     104,700        8,350
                                             ----------
    TOTAL AEROSPACE/
      DEFENSE.................                   54,636
                                             ----------
CONTAINERS (METAL AND GLASS) - 0.20%
Crown Cork & Seal,
  Incorporated................     120,000        3,825
                                             ----------
    TOTAL CONTAINERS (METALS
      AND GLASS)..............                    3,825
                                             ----------
ELECTRICAL EQUIPMENT - 2.20%
Amp, Incorporated.............      63,151        2,593
The Carbide/Graphite Group
  (non-income producing)......      29,600          370
Honeywell, Incorporated.......     319,700       25,536
Philips Electronics N.V.......     169,000        9,274
Rockwell International
  Corporation.................      90,000        3,696
Stoneridge, Incorporated (non-
  income producing)...........      22,100          330
                                             ----------
    TOTAL ELECTRICAL
      EQUIPMENT...............                   41,799
                                             ----------
MACHINERY - DIVERSIFIED - 1.75%
Case Corporation..............     202,000        4,444
Deere and Company.............     451,100       15,958
Denison International PLC, ADR
  (non-income producing)......      34,700          512
Dover Corporation.............     384,600       12,211
Hussman International,
  Incorporated................      10,600          165
Titan International
  Incorporated................       4,700           49
                                             ----------
    TOTAL MACHINERY -
      DIVERSIFIED.............                   33,339
                                             ----------
MANUFACTURING (DIVERSIFIED) - 4.20%
Allied Signal, Incorporated...     105,600        4,112
Coltec Industries,
  Incorporated (non-income
  producing)..................     649,900       10,845
Eaton Corporation.............      80,000        5,415
Harsco Corporation............     151,000        4,945
Hawk Corporation (non-income
  producing)..................       5,400           54
Millipore Corporation.........     415,875       10,241
Tenneco, Incorporated.........     476,500       14,474
Textron, Incorporated.........     401,500       29,862
                                             ----------
    TOTAL MANUFACTURING
      (DIVERSIFIED)...........                   79,948
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
WASTE MANAGEMENT - 1.57%
Waste Management,
  Incorporated................     660,378   $   29,800
                                             ----------
    TOTAL WASTE MANAGEMENT....                   29,800
                                             ----------
    TOTAL CAPITAL GOODS.......                  243,347
                                             ----------
COMMUNICATION SERVICE - 6.18%
TELEPHONE - 5.58%
Alltel Corporation............     424,300       19,863
Bell Atlantic Corporation.....     143,440        7,620
GTE Corporation...............     420,600       24,684
SBC Communications,
  Incorporated................     573,354       26,553
US West, Incorporated.........     478,600       27,460
                                             ----------
    TOTAL TELEPHONE...........                  106,180
                                             ----------
TELEPHONE LONG DISTANCE - 0.60%
AT&T Corporation..............     127,300        7,924
BCE, Incorporated.............     100,000        3,406
                                             ----------
    TOTAL TELEPHONE LONG
      DISTANCE................                   11,330
                                             ----------
    TOTAL COMMUNICATION
      SERVICE.................                  117,510
                                             ----------
CONSUMER STAPLES - 9.46%
BEVERAGES - ALCOHOLIC - 1.59%
Anheuser-Busch Companies,
  Incorporated................     509,100       30,260
Canandaigua Wine,
  Incorporated................       2,200          110
                                             ----------
    TOTAL BEVERAGES -
      ALCOHOLIC...............                   30,370
                                             ----------
BROADCASTING (TV RADIO CABLE) - 0.04%
Alliance Atlantis
  Communications
  Incorporated................      25,000          466
Groupe AB SA, ADR (non-income
  producing)..................      89,960          264
                                             ----------
    TOTAL BROADCASTING (TV
      RADIO CABLE)............                      730
                                             ----------
FOODS - 1.10%
J & J Snack Foods,
  Corporation.................      29,000          652
Nabisco Holdings Corporation,
  Class A.....................     218,825        8,261
RJR Nabisco Holdings
  Corporation.................     402,170       11,487
Vlasic Foods International,
  Incorporated (non-income
  producing)..................      24,600          460
                                             ----------
    TOTAL FOODS...............                   20,860
                                             ----------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
HOUSEHOLD PRODUCTS (NON-DURABLE) - 2.15%
First Brands Corporation......     388,150   $   14,653
Fort James Corporation........     650,400       26,219
                                             ----------
    TOTAL HOUSEHOLD PRODUCTS
      (NON-DURABLE)...........                   40,872
                                             ----------
HOUSEWARES - 0.25%
Fortune Brands,
  Incorporated................     144,000        4,761
                                             ----------
    TOTAL HOUSEWARES..........                    4,761
                                             ----------
PRINTING - 0.35%
DeLuxe Corporation............     203,600        6,592
                                             ----------
    TOTAL PRINTING............                    6,592
                                             ----------
RETAIL STORES - FOOD CHAINS - 0.17%
Dominick's Supermarkets
  Incorporated................      12,700          620
Wendy's International
  Incorporated................     124,000        2,604
                                             ----------
    TOTAL RETAIL STORES - FOOD
      CHAINS..................                    3,224
                                             ----------
TOBACCO - 3.81%
Gallaher Group PLC, ADR.......     277,200        7,554
Hanson PLC, ADR...............      81,087        2,863
Imperial Tobacco Group PLC....     226,200        4,467
Philip Morris Companies,
  Incorporated................   1,128,850       57,711
                                             ----------
    TOTAL TOBACCO.............                   72,595
                                             ----------
    TOTAL CONSUMER STAPLES....                  180,004
                                             ----------
CONSUMER CYCLICALS - 12.55%
AUTO PARTS & EQUIPMENT - 1.94%
Dana Corporation..............     478,500       20,007
Goodyear Tire & Rubber
  Company.....................     110,300        5,942
ITT Industries,
  Incorporated................     308,800       11,040
                                             ----------
    TOTAL AUTO PARTS &
      EQUIPMENT...............                   36,989
                                             ----------
AUTOMOBILES - 2.73%
Ford Motor Company............     751,200       40,753
General Motors Corporation....     178,100       11,231
                                             ----------
    TOTAL AUTOMOBILES.........                   51,984
                                             ----------
FOOTWEAR - 0.27%
Nine West Group,
  Incorporated................     407,800        5,174
                                             ----------
    TOTAL FOOTWEAR............                    5,174
                                             ----------
GAMING LOTTERY & PARIMUTUEL - 0.03%
American Coin Merchandising,
  Incorporated (non-income
  producing)..................      47,100          648
                                             ----------
    TOTAL GAMING LOTTERY &
      PARIMUTUEL..............                      648
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
HOUSEHOLD FURNISHINGS & APPLIANCES - 0.34%
Whirlpool Corporation.........     125,000   $    6,406
                                             ----------
    TOTAL HOUSEHOLD
      FURNISHINGS &
      APPLIANCES..............                    6,406
                                             ----------
LEISURE TIME (PRODUCTS) - 2.00%
Hasbro, Incorporated..........     340,975       11,955
Midway Games, Incorporated
  (non-income producing)......      15,900          156
Mattel, Incorporated..........     722,250       25,911
                                             ----------
    TOTAL LEISURE TIME
      (PRODUCTS)..............                   38,022
                                             ----------
PUBLISHING - 0.60%
A. H. Belo, Incorporated,
  Class A.....................     597,250       10,862
Playboy Enterprises
  Incorporated................      38,500          548
                                             ----------
    TOTAL PUBLISHING..........                   11,410
                                             ----------
RETAIL - 3.14%
Friedman's Incorporated (non-
  income producing)...........      43,500          261
K Mart Corporation............     761,600       10,758
J.C. Penney Company,
  Incorporated................     557,400       26,476
Sears Roebuck & Company.......     497,400       22,352
                                             ----------
    TOTAL RETAIL..............                   59,847
                                             ----------
SERVICES - 1.15%
Cendant Corporation (non-
  income producing)...........   1,028,675       11,765
Firstservice Corporation......      33,400          389
Mac-Gray Corporation (non-
  income producing)...........      12,700          127
Pittston Brinks Group.........     306,700        9,124
Princeton Video Image
  Incorporated................      15,600           53
Ralcorp Holdings Incorporated
  New.........................      23,800          419
                                             ----------
    TOTAL SERVICES............                   21,877
                                             ----------
TEXTILES (APPAREL) - 0.35%
Liz Claiborne, Incorporated...     125,400        3,684
Russell Corporation...........     119,000        2,923
                                             ----------
    TOTAL TEXTILES
      (APPAREL)...............                    6,607
                                             ----------
    TOTAL CONSUMER
      CYCLICALS...............                  238,964
                                             ----------
ENERGY - 8.37%
OIL & GAS - 4.23%
Abraxas Petroleum Corporation
  (non-income producing)......      33,518          195
Baker Hughes, Incorporated....     956,700       21,107
Burlington Resources..........     202,141        8,326
Coho Energy, Incorporated
  (non-income producing)......      30,064          135

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Halliburton Company...........     578,000   $   20,772
MCN Energy Group,
  Incorporated................     195,600        3,778
Oryx Energy Company...........     665,475        9,317
Sempra Energy.................      52,498        1,365
Transcoastal Marine Services,
  Incorporated (non-income
  producing)..................       6,200           28
Ultramar Diamond Shamrock
  Corporation.................     170,000        4,579
Union Pacific Resources Group,
  Incorporated................     759,400        9,872
USEC Incorporated (non-income
  producing)..................      83,500        1,221
                                             ----------
    TOTAL OIL & GAS...........                   80,695
                                             ----------
OIL (DOMESTIC INTEGRATED) - 2.91%
Atlantic Richfield
  Corporation.................     264,300       18,204
Conoco, Incorporated..........      86,700        2,157
Occidental Petroleum
  Corporation.................     615,200       12,227
Phillips Petroleum Company....     525,700       22,737
                                             ----------
    TOTAL OIL (DOMESTIC
      INTEGRATED).............                   55,325
                                             ----------
OIL (INTERNATIONAL INTEGRATED) - 1.23%
Amoco Corporation.............     118,000        6,623
British Petroleum, PLC, ADR...      58,176        5,145
Elf Aquitaine SA, ADR.........      73,600        4,269
Mobil Corporation.............      44,000        3,330
YPF Sociedad Anonima..........     138,000        3,993
                                             ----------
    TOTAL OIL (INTERNATIONAL
      INTEGRATED).............                   23,360
                                             ----------
    TOTAL ENERGY..............                  159,380
                                             ----------
FINANCIALS - 21.54%
BANKS - 9.59%
Banc One Corporation..........     836,257       40,872
BankAmerica Corporation.......     506,233       29,077
Bankers Trust Corporation New
  York........................     432,725       27,181
Chase Manhattan Corporation...     607,728       34,527
First Midwest Bancorp,
  Incorporated................       6,300          258
First Security Corporation....     247,500        5,058
First Union Corporation.......     142,200        8,248
Fleet Financial Group,
  Incorporated................     201,000        8,027
J.P. Morgan & Company,
  Incorporated................      96,425        9,088
KeyCorp.......................     130,700        3,962
PNC Bank Corporation..........     322,300       16,115
                                             ----------
    TOTAL BANKS...............                  182,413
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
CONSUMER FINANCE - 0.77%
Associates First Capital
  Corporation.................     122,922   $    8,666
Household International,
  Incorporated................     161,663        5,911
                                             ----------
    TOTAL CONSUMER FINANCE....                   14,577
                                             ----------
FINANCIAL (DIVERSIFIED) - 3.40%
Ace Limited...................     351,150       11,895
American Express Company......     120,000       10,605
CitiGroup, Incorporated.......     137,086        6,452
Executive Risk,
  Incorporated................       7,300          347
Federal Home Loan Mortgage
  Corporation.................     212,450       12,216
Federal National Mortgage
  Association.................     115,000        8,143
FPIC Insurance Group,
  Incorporated (non-income
  producing)..................       7,020          204
Fund American Enterprises,
  Incorporated................      42,750        5,419
Morgan Stanley Dean Witter
  Discover & Company..........      80,400        5,206
The PMI Group, Incorporated...      82,000        4,136
                                             ----------
    TOTAL FINANCIAL
      (DIVERSIFIED)...........                   64,623
                                             ----------
INSURANCE (LIFE/HEALTH) - 0.34%
Esg Re Limited................      43,000          795
TransAmerica Corporation......      55,000        5,720
                                             ----------
    TOTAL INSURANCE
      (LIFE/HEALTH)...........                    6,515
                                             ----------
INSURANCE (MULTI-LINE) - 0.92%
Lincoln National
  Corporation.................     230,200       17,466
                                             ----------
    TOTAL INSURANCE
      (MULTI-LINE)............                   17,466
                                             ----------
INSURANCE BROKERS - 0.57%
Aon Corporation...............     167,100       10,360
Healthplan Services
  Corporation.................      53,100          498
                                             ----------
    TOTAL INSURANCE BROKERS...                   10,858
                                             ----------
INSURANCE - PROPERTY - CASUALTY - 3.96%
Allstate Corporation..........     248,828       10,715
American Financial Group
  Incorporated Ohio...........     304,640       10,681
Chubb Corporation.............     149,800        9,213
IPC Holdings, Limited.........      15,410          358
Old Republic International
  Corporation.................     362,025        6,878

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Renaissancere Holdings........     143,800   $    5,428
Safeco Corporation............     130,000        5,631
St. Paul Company,
  Incorporated................     505,600       16,748
Stirling Cooke Brown
  Holdings....................      30,200          540
TIG Holdings Incorporated.....     372,900        5,197
Travelers Property Casualty
  Corporation.................     129,900        3,986
                                             ----------
    TOTAL INSURANCE PROPERTY -
      CASUALTY................                   75,375
                                             ----------
INVESTMENT BANKING/BROKERAGE - 0.47%
Paine Webber Group,
  Incorporated................     268,200        8,968
                                             ----------
    TOTAL INVESTMENT BANKING/
      BROKERAGE...............                    8,968
                                             ----------
SAVINGS & LOAN COMPANIES - 1.52%
Coastal Bancorp,
  Incorporated................       2,521           48
Washington Mutual,
  Incorporated................     773,600       28,962
                                             ----------
    TOTAL SAVINGS & LOAN
      COMPANIES...............                   29,010
                                             ----------
    TOTAL FINANCIALS..........                  409,805
                                             ----------
HEALTH CARE - 1.52%
Baxter International,
  Incorporated................      70,000        4,196
Bristol-Myers Squibb
  Company.....................     105,000       11,609
Foundation Health Systems.....     209,100        2,457
Mallinckrodt, Incorporated....      50,000        1,425
Pharmacia & Upjohn,
  Incorporated................     174,000        9,211
                                             ----------
    TOTAL HEALTH CARE.........                   28,898
                                             ----------
TECHNOLOGY - 5.11%
COMPUTERS  - 1.92%
Data General Corporation (non-
  income producing)...........     395,900        6,730
Ikon Office Solutions,
  Incorporated................      69,800          659
International Business
  Machines Corporation........     141,200       20,959
Radisys Corporation...........      35,400          681
Seagate Technology............     287,100        7,572
                                             ----------
    TOTAL COMPUTERS...........                   36,601
                                             ----------
ELECTRONICS - 1.27%
Raytheon Company..............     431,475       24,163
                                             ----------
    TOTAL ELECTRONICS.........                   24,163
                                             ----------
SERVICES - 1.92%
Eastman Kodak Company.........      86,300        6,688
Vanstar Corporation...........      70,400          788

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Xerox Corporation.............     300,500   $   29,111
                                             ----------
    TOTAL SERVICES............                   36,587
                                             ----------
    TOTAL TECHNOLOGY..........                   97,351
                                             ----------
TRANSPORTATION - 2.84%
AIR FREIGHT - 0.02%
Airnet Systems,
  Incorporated................      23,300          328
                                             ----------
    TOTAL AIR FREIGHT.........                      328
                                             ----------
RAILROADS - 2.82%
Burlington Northern,
  Incorporated................     168,600        5,206
CSX Corporation...............     543,400       21,328
GATX Corporation..............     147,800        5,099
Norfolk Southern Corporation..     671,300       22,111
                                             ----------
    TOTAL RAILROADS...........                   53,744
                                             ----------
    TOTAL TRANSPORTATION......                   54,072
                                             ----------
UTILITIES - 11.95%
ELECTRIC COMPANIES - 9.84%
Central and Southwest
  Corporation.................     380,000       10,569
CMP Group, Incorporated.......      17,700          326
CMS Energy Corporation........     456,500       20,115
Dominion Resources,
  Incorporated................     207,500        9,584
DTE Energy Company............     331,500       14,130
Edison International..........     202,500        5,341
Entergy Corporation...........     611,900       17,592
GPU Incorporated..............     120,500        5,197
Houston Industries,
  Incorporated................     606,300       18,833
Illinova Corporation..........     371,200        9,396
Niagara Mohawk Power
  Corporation.................     503,145        7,358
Northeast Utilities...........     863,600       13,494
PP&L Resources,
  Incorporated................     427,247       11,589
Peco Energy Company...........     174,900        6,766
Potomac Electric Power
  Company.....................     173,800        4,551
Public Service Enterprise
  Group, Incorporated.........     168,900        6,418
Scana Corporation.............     200,000        6,762
Texas Utilities Company.......     277,400       12,136
Unicom Corporation............     186,700        7,036
                                             ----------
    TOTAL ELECTRIC
      COMPANIES...............                  187,193
                                             ----------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
NATURAL GAS - DISTRIBUTION -
 PIPE LINE - 2.11%
Coastal Corporation...........     235,150   $    8,289
El Paso Energy Corporation....      83,454        2,957
Equitable Resources,
  Incorporated................     196,900        5,476
Peoples Energy Corporation....      68,000        2,507
Williams Companies,
  Incorporated................     762,197       20,913
                                             ----------
    TOTAL NATURAL GAS -
      DISTRIBUTION - PIPE
      LINE....................                   40,142
                                             ----------
    TOTAL UTILITIES...........                  227,335
                                             ----------
    TOTAL COMMON STOCKS.......                1,861,646
                                             ----------
SHORT-TERM INVESTMENTS
     (NOTE A) - 5.83%
AMR Investments Strategic Cash
  Business Trust..............      72,842       72,842
                                   Par
                                  Amount
                                ----------
Goldman Sachs Tri-Party
  Repurchase Agreement, 5.52%,
  Due 11/2/1998 (Collateral
  held at The Bank of New York
  Company, Incorporated by
  Federal Home Loan Mortgage
  Corporation 6.888%, Due
  11/1/2027 and Federal Home
  Loan Mortgage Corporation
  6.125%, Due
  2/1/2037 - Market Value
  $38,826)....................  $   38,065       38,065
                                             ----------
    TOTAL SHORT-TERM
      INVESTMENTS.............                  110,907
                                             ----------
TOTAL INVESTMENTS - 103.65%
  (COST $1,700,090)...........                1,972,553
                                             ----------
LIABILITIES, NET OF OTHER
  ASSETS - (3.65%)............                  (69,496)
                                             ----------
TOTAL NET ASSETS - 100%.......               $1,903,057
                                             ==========

---------------

Based on the cost of investments of $1,709,122 for federal income tax purposes at October 31, 1998, the aggregate gross unrealized appreciation was $396,092, the aggregate gross unrealized depreciation was $132,661, and the net unrealized appreciation of investments was $263,431.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

ADR - American Depositary Receipt
NV - Company
PLC - Public Limited Corporation
SA  - Company

                             See accompanying notes

AMR INVESTMENT SERVICES INTERMEDIATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1998
--------------------------------------------------------------------------------

                                                                Par
                                                               Amount        Value
                                                              --------     ---------
                                                              (dollars in thousands)
U.S. TREASURY OBLIGATIONS - 25.92%
U.S. TREASURY BONDS - 10.41%
10.375%, Due 11/15/2012.....................................  $ 3,130      $  4,370
8.125%, Due 8/15/2019.......................................    8,785        11,766
6.125%, Due 11/15/2027......................................    2,220         2,497
                                                                           --------
    TOTAL U.S. TREASURY BONDS...............................                 18,633
                                                                           --------
U.S. TREASURY NOTES - 15.51%
7.875%, Due 8/15/2001.......................................    3,005         3,278
6.25%, Due 8/31/2002........................................    1,050         1,118
5.875%, Due 11/15/2005......................................   17,000        18,408
6.125%, Due 8/15/2007.......................................    4,500         4,963
                                                                           --------
    TOTAL U.S. TREASURY NOTES...............................                 27,767
                                                                           --------
    TOTAL U.S. TREASURY OBLIGATIONS.........................                 46,400
                                                                           --------
U.S. AGENCY OBLIGATIONS - 2.30%
Federal Home Loan Mortgage Corporations, 5.75%, Due
  4/15/2008.................................................    4,000         4,125
                                                                           --------
    TOTAL U.S. AGENCY OBLIGATIONS...........................                  4,125
                                                                           --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.34%
FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 2.57%
Gold Pool #E00506, 7.00%, Due 9/1/2012......................    1,158         1,171
Gold Pool #E69244, 6.00%, Due 3/1/2013......................    1,337         1,343
Gold Pool #E00540, 6.00%, Due 3/1/2013......................      676           679
Gold Pool #C16078, 6.50%, Due 10/1/2028.....................      385           388
Gold Pool #C00658, 6.50%, Due 10/1/2028.....................    1,000         1,008
                                                                           --------
    TOTAL FEDERAL HOME LOAN MORTGAGE ASSOCIATION............                  4,589
                                                                           --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.77%
Pool #780570, 7.00%, Due 5/15/2027..........................    1,198         1,226
Pool #448701, 7.50%, Due 9/15/2027..........................    5,364         5,528
                                                                           --------
    TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION..........                  6,754
                                                                           --------
    TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS...........                 11,343
                                                                           --------
ASSET-BACKED SECURITIES - 1.47%
Ford Credit Auto Owner Trust, 5.81%, Due 3/15/2002..........    2,600         2,635
                                                                           --------
    TOTAL ASSET-BACKED SECURITIES...........................                  2,635
                                                                           --------
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 2.93%
General Motors Acceptance Corporation Commercial Mortgage
  Securities, Incorporated, 6.869%, Due 8/15/2007...........    5,000         5,245
                                                                           --------
    TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS............                  5,245
                                                                           --------
CORPORATE OBLIGATIONS - 58.50%
FINANCIAL - 29.79%
Allstate Corporation, 6.90%, Due 5/15/2038..................    1,635         1,606
American Express Credit Corporation, 6.125%, Due
  6/15/2000.................................................    2,000         2,031
BankAmerica Corporation,
  9.20%, Due 5/15/2003......................................    2,300         2,622
  7.20%, Due 4/15/2006......................................    1,280         1,371
Bear Stearns Company, Variable Rate, 4.20%, Due 7/10/2000...    5,000         4,950
Chase Manhattan Corporation, 7.125%, Due 6/15/2009..........    2,200         2,352
Chrysler Financial Corporation, Variable Rate, 4.15%, Due
  7/17/2000.................................................    5,000         4,946

                             See accompanying notes

AMR INVESTMENT SERVICES INTERMEDIATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                                                Par
                                                               Amount        Value
                                                              --------     ---------
                                                              (dollars in thousands)
CitiCorp, 7.20%, Due 6/15/2007..............................  $ 2,400      $  2,566
Countrywide Funding Corporation, MTN, 6.38%, Due
  10/8/2002.................................................    1,360         1,377
EOP Oper Limited Partnership, 6.38%, Due 2/15/2012..........    1,315         1,295
Ford Motor Credit Corporation, Variable Rate, 6.125%, Due
  4/28/2003.................................................    2,490         2,535
General Motors Acceptance Corporation, 6.375%, Due
  12/1/2001.................................................    2,000         2,060
Merrill Lynch and Company, Variable Rate, 4.47%, Due
  6/27/2000.................................................    5,000         4,951
NationsBank Corporation, 6.60%, Due 5/15/2010...............    3,350         3,435
Sears Roebuck Acceptance Corporation,
  6.93%, Due 10/3/2002......................................    2,000         2,106
  6.72%, Due 11/5/2003......................................    2,200         2,330
Simon Debartolo Group LP, 6.625%, Due 6/15/2003.............    1,950         1,907
Swiss Bank Corporation, 7.375%, Due 7/15/2015...............    3,000         3,079
Travelers Property Casualty Corporation, 6.75%, Due
  4/15/2001.................................................    4,000         4,153
Wells Fargo and Company, 6.875%, Due 5/10/2001..............    1,600         1,660
                                                                           --------
    TOTAL FINANCIAL.........................................                 53,332
                                                                           --------
INDUSTRIAL - 23.88%
Auburn Hills Trust, 12.00%, Due 5/1/2020....................    1,825         2,972
Coca Cola Company, Incorporated, 6.00%, Due 3/15/2001.......    4,000         4,084
Fort James Corporation, 6.625%, Due 9/15/2004...............    2,000         2,062
General Motors, Incorporated 7.70%, Due 4/15/2016...........    3,000         3,314
Ingersoll Rand, Company, 6.34%, Due 12/3/2001...............    2,000         2,056
J. C. Penny and Company, 7.95%, Due 4/1/2017................    3,000         3,270
Loews Corporation, 6.75%, Due 12/15/2006....................    2,000         2,112
Occidental Petroleum Corporation,
  6.40%, Due 4/1/2003.......................................    1,310         1,319
  6.50%, Due 4/1/2005.......................................    3,600         3,562
Phillip Morris Companies, Incorporated, 7.20%, Due
  2/1/2007..................................................    2,000         2,161
Sears Roebuck and Company, MTN, 9.05%, Due 2/6/2012.........    4,000         4,999
Time Warner Asset Trust, 6.10%, Due 12/30/2001..............    2,420         2,467
Union Oil Company of California, 7.20%, Due 5/15/2005.......    3,800         4,004
USA Waste Services, Incorporated, 7.00%, Due 7/15/2028......    1,500         1,425
Williams Companies, Incorporated, 6.50%, Due 8/1/2006.......    1,480         1,513
WMX Technologies, Incorporated, 6.65%, Due 5/15/2005........    1,375         1,417
                                                                           --------
    TOTAL INDUSTRIAL........................................                 42,737
                                                                           --------
SOVEREIGN - 1.31%
Province of Quebec, 7.00%, Due 1/30/2007....................    2,170         2,336
                                                                           --------
    TOTAL SOVEREIGN.........................................                  2,336
                                                                           --------
UTILITIES - 3.52%
WorldCom Incorporated, 6.40%, Due 8/15/2005.................    4,025         4,184
Western Resources, Incorporated, 6.875%, Due 8/1/2004.......    2,000         2,123
                                                                           --------
    TOTAL UTILITIES.........................................                  6,307
                                                                           --------
    TOTAL CORPORATE OBLIGATIONS.............................                104,712
                                                                           --------


                             See accompanying notes

AMR INVESTMENT SERVICES INTERMEDIATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                                               Shares        Value
                                                              --------     ---------
                                                              (dollars in thousands)
SHORT-TERM INVESTMENTS (NOTE A) - 26.58%
AMR Investments Strategic Cash Business Trust...............   45,830      $ 45,830

                                                                Par
                                                              Amount
                                                              -------
Goldman Sachs Treasury Tri-Party Repurchase Agreement,
  5.52%, Due 11/2/1998 (Collateral held at The Bank of New
  York, Company, Incorporated, by U.S. Treasury Notes,
  7.875% to 8.875%, Due 11/15/1998 to 11/15/1999 -- Market
  Value: $1,785)............................................  $ 1,750        1,750
                                                                          --------
    TOTAL SHORT-TERM INVESTMENTS............................                47,580
                                                                          --------
TOTAL INVESTMENTS - 124.04% (COST $218,066).................               222,040
                                                                          --------
LIABILITIES, NET OF OTHER ASSETS - (24.04%).................               (43,036)
                                                                          --------
TOTAL NET ASSETS - 100%.....................................              $179,004
                                                                          ========

---------------

Based on the cost of investments of $218,104 for federal income tax purposes at October 31, 1998, the aggregate gross unrealized appreciation was $4,498, the aggregate gross unrealized depreciation was $562, and the net unrealized appreciation of investments was $3,936.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:
MTN -- Medium-Term Note

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1998
--------------------------------------------------------------------------------

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
AUSTRALIA COMMON STOCKS - 3.48%
Australia & New Zealand
  Banking Group...............  1,267,152    $    7,215
Brambles Industries,
  Limited.....................    197,400         4,310
Foster's Brewing Group,
  Limited.....................    820,400         2,006
Mayne Nickless, Limited.......    965,000         4,432
News Corporation Preferred
  Rights......................    345,000         2,065
News Corporation, Limited.....    210,000         1,428
Pioneer International,
  Limited.....................  2,554,675         5,278
QBE Insurance Group,
  Limited.....................  1,413,428         5,559
RGC, Limited..................    550,000           832
WMC, Limited..................    785,000         2,652
                                             ----------
    TOTAL AUSTRALIA COMMON
      STOCKS..................                   35,777
                                             ----------
AUSTRIA - 0.84%
PREFERRED STOCKS - 0.28%
Bank Austria AG...............     54,000         2,938
                                             ----------
    TOTAL AUSTRIA PREFERRED
      STOCKS..................                    2,938
                                             ----------
COMMON STOCKS - 0.56%
Boehler-Uddeholm..............     60,185         2,836
Evn Energie-Versorgung
  Niederoesterreich AG........      7,960         1,134
Mayr-Melnhof Karton AG........     16,000           742
VA Technologie AG.............     11,000         1,020
                                             ----------
    TOTAL AUSTRIA COMMON
      STOCKS..................                    5,732
                                             ----------
    TOTAL AUSTRIA.............                    8,670
                                             ----------
BELGIUM COMMON STOCKS - 0.64%
Electrabel SA.................      8,800         3,246
GIB Holdings, Limited NPV.....     29,300         1,402
Solvay Et Cie, NPV............     25,000         1,961
                                             ----------
    TOTAL BELGIUM COMMON
      STOCKS..................                    6,609
                                             ----------
CANADA COMMON STOCKS - 3.87%
Alcan Aluminum, Limited.......    105,000         2,630
Anderson Exploration,
  Limited.....................    170,000         1,725
Canadian Imperial Bank of
  Commerce....................    160,570         3,181
IMASCO, Limited...............    238,000         4,462
Methanex Corporation..........    275,000         1,600
Newbridge Network.............    100,000         2,049
Noranda, Incorporated.........    254,875         3,757
Oshawa Group, Limited.........     66,000         1,397
Potash Corporation of
  Saskatchewan................     69,623         4,793
Ranger Oil, Limited...........    289,010         1,822
Renaissance Energy............    399,450         5,358

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
Transcanada Pipelines,
  Limited.....................    117,000    $    1,792
Telus Corporation.............    256,650         5,268
                                             ----------
    TOTAL CANADA COMMON
      STOCKS..................                   39,834
                                             ----------
DENMARK COMMON STOCKS - 0.93%
BG Bank.......................     32,820         1,903
Den Danske Bank...............     21,800         2,960
Teledanmark AS, "B"...........     16,700         1,820
Unidanmark AS, "A"............     38,400         2,928
                                             ----------
    TOTAL DENMARK COMMON
      STOCKS..................                    9,611
                                             ----------
FINLAND COMMON STOCKS - 2.82%
Enso-Gutzeit OY, "R"..........    212,000         1,641
Huhtamaki Group I Free........     27,800           932
Merita Bank, Limited..........  1,021,550         5,474
Metra OY, "B".................    194,295         3,394
Metsa-Serla OY, "B"...........    100,000           756
Nokia OY,"A"..................     87,000         7,917
Rauma OY......................    121,467         1,434
UPM-Kymmene OY................    310,760         7,432
                                             ----------
    TOTAL FINLAND COMMON
      STOCKS..................                   28,980
                                             ----------
FRANCE COMMON STOCKS - 9.95%
Alcatel Alsthom CG............     58,150         6,478
Associated General de
  France......................     30,100         1,685
Axa SA........................     35,542         4,017
Banque Nationale de Paris.....     97,525         6,176
BIC SA........................     31,739         1,953
Bongrain SA...................      2,124           896
CSF (Thomson).................    164,573         5,716
Elf Aquitaine SA..............    131,400        15,205
France Telecom SA.............     43,910         3,062
Groupe Danone.................     37,700         9,966
La Farge-Coppee SA............     67,183         6,867
Pechiney SA...................     51,800         1,780
Pernod-Ricard.................     64,782         4,313
Rhone-Poulenc, "A"............    141,200         6,454
Saint Gobain..................     22,098         3,269
Schneider SA..................     26,000         1,543
Scor SA.......................     21,010         1,205
Seita.........................     97,102         5,766
Societe Generale..............     32,319         4,275
Total Petroleum Company,
  "B".........................     85,500         9,863
Usinor Sacilor................    156,520         1,789
                                             ----------
    TOTAL FRANCE COMMON
      STOCKS..................                  102,278
                                             ----------
GERMANY - 6.13%
PREFERRED STOCKS - 0.80%
Dyckerhoff AG.................     14,099         4,342
Herlitz AG....................     23,947           766

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
Volkswagen AG.................     65,700    $    3,086
                                             ----------
    TOTAL GERMANY PREFERRED
      STOCKS..................                    8,194
                                             ----------
COMMON STOCKS - 5.33%
BASF AG.......................    178,600         7,570
BAYER AG......................    164,825         6,698
BBS Kraftfahrzeugtechnik......      1,526           313
Buderus AG....................      7,475         3,110
Commerzbank AG................    134,500         4,044
Deutsche Bank AG..............     36,000         2,239
Dragerwerk AG.................    145,980         2,380
Hoechst AG....................     42,100         1,759
Karstadt AG...................      4,000         2,041
Muenchener Rueckversicherung
  AG, Warrants................      7,345         2,244
Muenchener Rueckversicherung
  AG DEM 10...................      1,400           641
Muenchener Rueckversicherung
  AG DEM 10A..................        293           133
Muenchener Rueckversicherung
  AG DEM 5....................        293            13
RWE AG........................    125,619         6,811
Varta AG......................      1,291           193
Veba AG.......................    137,653         7,688
Viag AG.......................      7,440         5,054
Volkswagen AG.................     25,000         1,879
Volkswagen AG NPV.............        700            33
                                             ----------
    TOTAL GERMANY COMMON
      STOCKS..................                   54,843
                                             ----------
    TOTAL GERMANY.............                   63,037
                                             ----------
HONG KONG COMMON STOCKS - 3.56%
Asia Satellite
  Telecommunications Holdings,
  Limited.....................    275,000           486
Cheung Kong Holdings,
  Limited.....................    655,000         4,482
Hang Lung Development Company,
  Limited.....................  3,155,000         3,584
Hong Kong Electric Holdings...    793,400         2,909
Hutchinson Whampoa, Limited...    600,000         4,299
Hysan Development Company,
  Limited.....................     49,600             1
National Mutual of Asia,
  Limited.....................  1,700,000         1,163
New World Development Company,
  Limited.....................  1,164,000         2,705
South China Morning Post......  7,886,000         4,225
Swire Pacific, Class "A"......  1,991,500        10,567
Swire Pacific, Class "B"......    632,500           523
Television Broadcast..........    625,000         1,662
                                             ----------
    TOTAL HONG KONG COMMON
      STOCKS..................                   36,606
                                             ----------
IRELAND COMMON STOCKS - 0.76%
Greencore Group PLC...........    889,960         3,477

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
Jefferson Smurfit PLC.........  2,614,872    $    4,322
                                             ----------
    TOTAL IRELAND COMMON
      STOCKS..................                    7,799
                                             ----------
ITALY - 3.38%
PREFERRED STOCKS - 0.22%
Concessioni E Contruzioni
  Autostrade..................    525,000         2,306
                                             ----------
    TOTAL ITALY PREFERRED
      STOCKS..................                    2,306
                                             ----------
COMMON STOCKS - 3.16%
Burgo (Cartiere) SPA..........    119,420           729
Eni SPA.......................    941,380         5,603
Fiat SPA......................    775,000         2,223
Instituto Nazionale Delle
  Assicurazioni...............  1,000,000         2,756
Mediaset......................    589,800         3,739
STET Telecom Italia...........  2,965,800        17,397
                                             ----------
    TOTAL ITALY COMMON
      STOCKS..................                   32,447
                                             ----------
    TOTAL ITALY...............                   34,753
                                             ----------
JAPAN COMMON STOCKS - 11.40%
Aisin Seiki Company,
  Limited.....................    301,000         3,151
Aoyama Trading Company........     69,100         1,705
Best Denki Company............    200,000         1,373
Canon, Incorporated...........     55,000         1,041
Central Japan Railway.........        388         1,991
Chudenko Corporation..........     32,000           735
Daibiru Corporation...........    240,000         1,679
Daiwa House Industries........    112,000         1,264
Eisai Company.................    126,000         1,977
Fuji Photo Film Company.......    191,000         6,999
Fujisawa Pharmaceutical
  Company.....................     95,000         1,121
Hitachi Zosen Corporation.....    212,000           322
Hitachi, Limited..............    542,000         2,758
Japan Tobacco.................        950         7,965
Kanamoto Company..............    310,000         1,397
KAO Corporation...............    369,000         7,473
Koito Manufacturing Company...    424,000         1,728
Kokusai Electric..............    469,000         2,302
Kyocera Corporation...........    108,000         4,773
Makita Corporation............    105,000         1,110
Matsushita Electric Industrial
  Company.....................    164,000         2,408
Matsuzakaya Company...........    500,000         2,678
MOS Food Services.............    359,000         5,299
Namco.........................    239,600         5,274
NEC Corporation...............     80,000           592
Nichicon Corporation..........    293,000         3,181
Nichido Fire & Marine
  Insurance...................    397,000         2,048

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
Nintendo Company, Limited.....     74,900    $    6,338
Nippon Telephone & Telegraph
  Company.....................        700         5,479
Okumura Corporation...........    700,000         3,034
Ono Pharmaceutical............     65,000         1,941
Promise Company, Limited......    138,100         6,246
Shionogi & Company............    341,000         2,514
Showa Sangyo Company..........    796,000         1,571
Sony Corporation..............     36,200         2,299
Sumitomo Marine & Fire
  Insurance...................    447,000         2,616
TDK Corporation...............     24,000         1,582
Toyo Seikan Kaisha............    200,000         3,596
Yamanouchi Pharmaceutical.....     61,000         1,748
Yamato Kogyo Company,
  Limited.....................    120,000           546
Yodogawa Steel Works..........    319,000         1,273
Yoshitomi Pharmaceutical......    185,000         2,056
                                             ----------
    TOTAL JAPAN COMMON
      STOCKS..................                  117,183
                                             ----------
MALAYSIA COMMON STOCKS - 0.13%
Golden Hope Plantations BHD...  2,603,000         1,274
Hicom Holdings BHD............    370,863            98
                                             ----------
    TOTAL MALAYSIA COMMON
      STOCKS..................                    1,372
                                             ----------
MEXICO COMMON STOCKS - 0.57%
Alfa, SA......................    436,000         1,163
Consorcio Grupo Dina Sa De C
  V...........................    590,000           885
Grupo Mexico SA...............  1,047,300         2,659
Industrias Penoles............    215,000           656
Vitro Sa......................    335,000           483
                                             ----------
    TOTAL MEXICO COMMON
      STOCKS..................                    5,846
                                             ----------
NETHERLANDS COMMON STOCKS - 6.17%
ABN AMRO Holdings NV..........    313,165         5,869
Akzo Nobel NV.................    294,205        11,436
Buhrmann NV...................     46,408           832
CSM NV........................     16,550           815
Fortis Amev NV................     51,654         3,355
Hollandsche Beton Groep NV....    339,630         4,583
Ing Groep NV..................    244,769        11,847
Kon KPN NV....................    131,125         5,097
Koninklijke Bijenkorf Beheer
  NV..........................     17,400         1,543
Philips Electronics...........    219,221        11,667
TNT Post Groep NV.............    129,410         3,464
Unilever NV...................     40,000         2,968
                                             ----------
    TOTAL NETHERLANDS COMMON
      STOCKS..................                   63,476
                                             ----------
NEW ZEALAND COMMON STOCKS - 0.98%
Brierley Investments,
  Limited.....................  1,753,762           399
Carter Holt Harvey, Limited...    605,889           494

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
Fisher & Paykel, Limited......    880,000    $    2,609
Fletcher Challenge Building...  2,564,979         3,395
Fletcher Challenge Forest.....  2,778,284           941
Fletcher Challenge Paper......    765,000           486
Lion Nathan, Limited..........    679,600         1,781
                                             ----------
    TOTAL NEW ZEALAND COMMON
      STOCKS..................                   10,105
                                             ----------
NORWAY COMMON STOCKS - 1.48%
Den Norsk Bank, Series A......    270,000           949
Kvaerner Industries AS, Class
  "A".........................    108,419         2,338
Kvaerner Industries AS, Class
  "B".........................     18,000           339
Norsk Hydro AS................     60,000         2,604
Nycomed AS, Series B..........    953,855         6,793
Saga Petroleum, Series B
  Free........................    110,175         1,390
Unitor AS.....................     80,000           803
                                             ----------
    TOTAL NORWAY COMMON
      STOCK...................                   15,216
                                             ----------
PORTUGAL COMMON STOCKS - 0.01%
Cimpor Ciment.................        700            24
                                             ----------
    TOTAL PORTUGAL COMMON
      STOCKS..................                       24
                                             ----------
SINGAPORE COMMON STOCKS - 1.20%
Development Bank of
  Singapore...................  1,052,870         6,596
Hong Kong Land................  1,580,847         2,245
Inchcape Berhad...............    325,000           112
Inchcape Motors...............    325,000           275
Singapore Finance, Limited....    387,000           250
Singapore Press...............    105,300           905
United Overseas Bank..........    410,000         1,926
                                             ----------
    TOTAL SINGAPORE COMMON
      STOCK...................                   12,309
                                             ----------
SPAIN COMMON STOCKS - 2.92%
Banco Popular Espanol.........     28,000         1,726
Banco Santander SA............    229,969         4,205
Iberdrola SA..................    587,457         9,471
Repsol SA (BR)................     37,000         1,854
Telefonica de Espana..........    283,140        12,761
                                             ----------
    TOTAL SPAIN COMMON
      STOCKS..................                   30,017
                                             ----------
SOUTH KOREA COMMON STOCKS - 0.14%
Korea Electric Power
  Corporation.................     80,860         1,440
                                             ----------
    TOTAL SOUTH KOREA COMMON
      STOCKS..................                    1,440
                                             ----------
SWEDEN COMMON STOCKS - 3.52%
Assidoman AB..................     56,000         1,060
Astra AB, "B" Free............     55,200           865

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
Autoliv Incorporated..........    125,000    $    4,158
Electrolux AB, "B"............    475,075         7,141
Esselte AB, Class "A".........      2,000            26
Esselte AB, Class "B".........     17,000           248
Foreningssparbk...............    204,800         5,541
Granges AB....................     15,000           196
Nordbanken AS.................    550,000         3,293
Pharmacia & Upjohn,
  Incorporated................     15,400           786
SKF AB, "B" Free..............     80,000           916
Stora Kopparsbergs Bergslags,
  "A".........................    122,100         1,343
Stora Kopparsbergs Bergslags,
  "B".........................     25,800           281
Svedala Industries, "A"
  Free........................     90,000         1,416
Svenska Cellulosa, "B" Free...    225,400         5,277
Volvo AB......................    170,000         3,665
                                             ----------
    TOTAL SWEDEN COMMON
      STOCK...................                   36,212
                                             ----------
SWITZERLAND COMMON STOCKS - 6.94%
ABB AG........................      2,690         3,222
Cie Fin Richemont.............      5,820         7,737
Forbo Holding AG..............      3,280         1,356
Holderbank Financial
  Glarus-B....................      3,650         4,068
Nestle SA.....................      8,546        18,176
Novartis AG...................      5,007         9,022
Saurer AG.....................      3,360         1,985
Schindler Holding AG (BR).....      1,160         1,570
Schweitz Ruckversiche.........      3,291         7,330
Sig Schweitz Industries AG....     12,004         8,067
Sulzer AG.....................      6,598         3,801
SwissCom AG...................        100            34
UBS AG........................      5,665         1,554
Zurich Allied AG..............      5,700         3,464
                                             ----------
    TOTAL SWITZERLAND COMMON
      STOCK...................                   71,386
                                             ----------
UNITED KINGDOM COMMON STOCKS - 22.10%
Aggreko, PLC..................    502,977         1,272
Albert Fisher Group, PLC......    262,500            33
Allied Domecq, PLC............    627,274         5,778
Allied Zurich.................    407,062         4,840
Arcadia Group.................     41,875           184
Arriva........................    205,000         1,267
Associated British Foods
  Group, PLC..................     27,172           255
Bank of Scotland..............    361,844         3,933
BG, PLC.......................  1,301,216         8,531
Billiton......................  1,072,976         2,632
Blue Circle Industries........    455,000         2,484
BOC Group.....................    204,582         3,005
British American Tobacco
  Industries, PLC.............    506,902         4,557
British Energy, PLC...........    300,000         2,934

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
British Telecommunications....    784,400    $   10,141
BTR, PLC......................  4,431,262         7,755
Bunzl, PLC....................    814,100         3,763
Burmah Castro, PLC............    369,950         5,576
Coats Viyella, PLC............  1,695,330           880
Commercial Union, PLC.........    577,890         9,160
Cookson Group, PLC............  2,091,155         4,378
Cortaulds Textiles, PLC.......    150,000           362
Danka Business Systems, PLC...    495,000           622
Debenhams Retail..............     83,750           541
Diageo........................    297,690         3,216
English China Claylord
  Group.......................    423,110         1,169
Express Dairies...............    250,000           542
Fairview Holdings, PLC........    260,495           357
General Electric..............    435,000         3,479
Great Universal Stores........    242,100         2,603
Hanson, PLC...................  1,054,385         7,425
Hillsdown Holdings, PLC.......  1,264,530         1,800
Hyder, PLC....................    201,840         2,772
Imperial Chemical Industries,
  PLC.........................    312,000         2,803
Imperial Tobacco Group........    197,600         2,015
Inchcape, PLC.................    300,000           517
Laporte, PLC..................    578,513         5,464
Lex Service...................    350,000         2,098
Lloyds TSB Group, PLC.........    426,770         5,271
Lonrho........................    387,125         2,107
Lonrho Africa.................    243,625           253
Lucasvarity, PLC..............    610,000         2,084
Medeva, PLC...................  3,122,053         6,379
National Grid Group, PLC......    255,000         1,747
National Power, PLC...........     50,000           435
National Westminster Bank,
  PLC.........................    607,037        10,258
Next, PLC.....................    190,000         1,607
Northern Foods, PLC...........  1,000,000         2,713
PowerGen, PLC.................    310,400         4,393
Premier Farnell, PLC..........    452,500         1,269
Racal Electronics, PLC........    394,604         1,791
Reckitt & Colman, PLC.........    398,954         6,902
RMC Group.....................    301,850         4,297
Rolls Royce, PLC..............    189,873           701
Royal & Sun Alliance Insurance
  Group.......................    319,900         2,930
Safeway, PLC..................    509,677         2,561
Salvesen (Christian), PLC.....    502,977           750
Scapa Group...................    525,000           967
Shell Transportation & Trading
  Company, PLC................    535,000         3,234
Storehouse....................    980,000         2,872
Tate & Lyle, PLC..............    705,800         4,196
Terranova Foods, PLC..........    457,425           927
Tesco, PLC....................  1,031,457         2,911
Thames Water Group, PLC.......    173,983         3,228

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                 Shares        Value
                                ---------    ----------
                                (dollars in thousands)
TI Group, PLC.................    703,850    $    4,196
Tomkins.......................  1,549,688         7,176
Transport Development Group...     28,260           114
Unilever, PLC.................    213,900         2,149
Vickers Group.................    693,333         1,939
Williams, PLC.................    352,570         2,201
Wolseley......................    631,700         4,332
WPP Group, PLC................  1,438,600         7,155
                                             ----------
    TOTAL UNITED KINGDOM
      COMMON STOCKS...........                  227,188
                                             ----------
UNITED STATES - 14.65%
FOREIGN SECURITIES DENOMINATED IN U.S. DOLLARS - 1.70%
G P Batteries International,
  Limited.....................    436,000           959
Kookmin Bank GDR, Reg.........     82,796           308
Kookmin Bank GDR, 144a (Note
  B)..........................     79,021           294
Jardine Matheson Holding,
  Limited.....................    871,000         2,439
Jardine Strategic.............  1,824,000         2,918
Jardine Strategic.............     20,000            30
New Holland NV................    160,000         2,020
Nova Corporation..............     23,400           320
Sk Telecom, Limited...........    164,351         1,695
Stolt-Nielsen SA, "B".........     38,000           461
Telmex ADR....................    113,000         5,968
                                             ----------
    TOTAL FOREIGN SECURITIES
      DENOMINATED IN U.S.
      DOLLARS.................                   17,412
                                             ----------

                                   Par
                                 Amount
                                ---------
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS (NOTE
A) - 2.86%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.17%
      Discount Note, 5.56%,
        Due 12/15/1998........  $   1,745         1,745
                                             ----------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION....                    1,745
                                             ----------

                                   Par
                                 Amount        Value
                                ---------    ----------
                                (dollars in thousands)
U.S. TREASURY BILLS - 2.69%
Due 11/5/1998.................  $       7    $        7
Due 11/27/1998................         57            57
Due 12/10/1998................     14,401        14,323
Due 12/17/1998................        126           125
Due 1/14/1999.................      3,276         3,244
Due 2/4/1999..................      4,652         4,601
Due 3/4/1999..................      1,578         1,556
Due 3/11/1999.................        172           170
Due 4/1/1999..................      3,644         3,583
                                             ----------
    TOTAL U.S. TREASURY
      BILLS...................                   27,666
                                             ----------
    TOTAL UNITED STATES
      GOVERNMENT AND AGENCY
      OBLIGATIONS.............                   29,411
                                             ----------
SHORT TERM INVESTMENTS (NOTE A) - 10.09%
                                 Shares
                                ---------
AMR Investments Strategic Cash
  Business Trust..............     92,805        92,805
                                   Par
                                 Amount
                                ---------
International Business
  Machines, 5.01%, Due
  11/2/1998...................  $   5,000         4,999
State Street Bank Euro........      5,951         5,951
                                             ----------
    TOTAL SHORT TERM
      INVESTMENTS.............                  103,755
                                             ----------
    TOTAL UNITED STATES.......                  150,578
                                             ----------
TOTAL INVESTMENTS - 108.57%
  (COST $1,025,698)...........                1,116,306
                                             ----------
LIABILITIES, NET OF OTHER
  ASSET - (8.57%).............                  (88,161)
                                             ----------
TOTAL NET ASSETS - 100%.......               $1,028,145
                                             ==========

                             See accompanying notes

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

Based on the cost of investments of $1,025,940 for federal income tax purposes at October 31, 1998, the aggregate gross unrealized appreciation was $184,460, the aggregate gross unrealized depreciation was $94,094, and the net unrealized appreciation of investments was $90,366.
(A) Rates associated with short-term investments represent yield to maturity or yield to next reset date.

(B) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end the value of these securities amounted to $294 or 0.03% of net assets.

ABBREVIATIONS:

AB - Company (Sweden)
ADR - American Depository Receipt (United States)
AG - Company (Austria, Germany, Switzerland)
AS - Company (Denmark, Norway, Sweden)
BHD - Berhard (Malaysia)
BR - Bearer (Spain, Switzerland)
CG - Company General (France)
GDR - Global Depository Receipt (United States)
NPV - No Par Value (Belgium)
NV - Company (Netherlands, United States)
OY - Company (Finland)
PLC - Public Limited Corporation (United Kingdom)
Reg - Registered (United States)
SA - Company (Belgium, France, Mexico, Spain, Switzerland, United States ) SPA - Company (Italy)

INDUSTRY DIVERSIFICATION
October 31, 1998
--------------------------------------------------------------------------------

                                                              PERCENT OF
                                                              NET ASSETS
                                                              ----------
Capital Goods...............................................      7.10%
Consumer Durables...........................................      3.16%
Consumer Non-Durables.......................................     20.34%
Energy......................................................     12.01%
Finance.....................................................     21.36%
Materials and Services......................................     22.23%
Technology..................................................      5.33%
Transportation..............................................      0.97%
Utilities...................................................      3.12%
Fixed-Income................................................      2.86%
Short-Term Investments......................................     10.09%
Other Assets (Liabilities)..................................     (8.57)%
                                                                ------
          NET ASSETS........................................    100.00%
                                                                ======

                             See accompanying notes

AMR INVESTMENT SERVICES SHORT-TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1998
--------------------------------------------------------------------------------

                                                                 Par
                                                                Amount       Value
                                                              ----------    --------
                                                              (dollars in thousands)
U.S. TREASURY NOTES - 10.69%
6.25%, Due 2/15/2003........................................  $   11,000    $ 11,798
                                                                            --------
    TOTAL U.S. TREASURY NOTES...............................                  11,798
                                                                            --------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.56%
Federal Home Loan Mortgage Corporation, M H-1 A
  REMIC, 10.15%, Due 4/15/2006..............................          51          51
  REMIC, 7.10%, Due 4/10/2007...............................       4,000       4,488
Federal National Mortgage Association, 9.85%, Due
  11/1/2018.................................................      12,870      14,028
Government National Mortgage Association, Pool #780173,
  9.50%, Due 12/15/2019.....................................       6,871       7,431
                                                                            --------
    TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS..............                  25,998
                                                                            --------
CORPORATE OBLIGATIONS - 50.14%
FINANCIAL - 20.89%
BankAmerica Corporation, 9.50%, Due 4/1/2001................       2,380       2,603
Bear Stearns Company, Variable Rate, 5.54%, Due 7/10/2000...       5,000       4,951
Chase Manhattan Corporation, 8.50%, Due 2/15/2002...........       2,200       2,387
Chrysler Finance Corporation, Variable Rate, 5.48%, Due
  7/17/2000.................................................       5,000       4,946
CitiCorp, 8.625%, Due 12/1/2002.............................       2,000       2,215
Merrill Lynch and Company, Variable Rate, 4.47%, Due
  6/27/2000.................................................       6,000       5,941
                                                                            --------
    TOTAL FINANCIAL.........................................                  23,043
                                                                            --------
INDUSTRIAL - 20.59%
Fort James Corporation, 8.375%, Due 11/15/2001..............       3,000       3,232
General Motors Corporation, 9.125%, Due 7/15/2001...........       4,000       4,394
Occidental Petroleum Corporation, 6.50%, Due 4/1/2005.......       2,500       2,473
Phillip Morris Companies, Incorporated, 7.25%, Due
  1/15/2003.................................................       3,000       3,195
Sears Roebuck & Company, MTN, 9.05%, Due 2/6/2012...........       1,000       1,250
Tandy Corporation, MTN, 6.31%, Due 12/17/2001...............       4,000       4,117
Union Oil Company of California, 6.375%, Due 2/1/2004.......       2,880       2,940
Weyerhaeuser Company, 9.05%, Due 2/1/2003...................       1,000       1,121
                                                                            --------
    TOTAL INDUSTRIAL........................................                  22,722
                                                                            --------
UTILITY - 5.58%
Puget Sound Power & Light Company, MTN, 6.50%, Due
  9/14/1999.................................................       3,000       3,029
Texas Utilities Electric Company, 7.375%, Due 8/1/2001......       1,000       1,054
WorldCom Incorporated, 6.25%, Due 8/15/2003.................       2,000       2,074
                                                                            --------
    TOTAL UTILITY...........................................                   6,157
                                                                            --------
FOREIGN - 3.08%
Province of Quebec, 8.80%, Due 4/15/2003....................       3,000       3,397
                                                                            --------
    TOTAL FOREIGN...........................................                   3,397
                                                                            --------
    TOTAL CORPORATE OBLIGATIONS.............................                  55,319
                                                                            --------
ASSET-BACKED SECURITIES - 2.84%
Citibank Credit Card Master Trust I, Series 1997 3-B,
  6.989%, Due 2/10/2004.....................................       3,000       3,134
                                                                            --------
    TOTAL ASSET-BACKED SECURITIES...........................                   3,134
                                                                            --------
NON-AGENCY MORTGAGE BACKED OBLIGATIONS - 2.65%
Resolution Trust Corporation,
  1992-1 A1, 7.318%, Due 5/25/2028..........................       1,239       1,241
  1992-4 A2, 7.452%, Due 7/25/2028..........................       1,674       1,681
                                                                            --------
    TOTAL NON-AGENCY MORTGAGE BACKED OBLIGATIONS............                   2,922
                                                                            --------

                             See accompanying notes

AMR INVESTMENT SERVICES SHORT-TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                                                Shares       Value
                                                              ----------    --------
                                                              (dollars in thousands)
SHORT-TERM INVESTMENTS (NOTE A) - 18.17%
AMR Investments Strategic Cash Business Trust...............       9,990    $  9,990
                                                                 Par
                                                                Amount
                                                              ----------
Goldman Sachs Treasury Tri-Party Repurchase Agreement,
  5.52%, Due 11/2/1998 (Collateral held at The Bank of New
  York, Company, Incorporated, by 6.125%, Federal Home Loan
  Mortgage Note, Due 2/1/2037 - Market Value - $10,259).....  $   10,057      10,057
                                                                            --------
    TOTAL SHORT-TERM INVESTMENTS............................                  20,047
                                                                            --------
TOTAL INVESTMENTS - 108.05% (COST $118,967).................                 119,218
                                                                            --------
LIABILITIES, NET OF OTHER ASSETS - (8.05%)..................                  (8,881)
                                                                            --------
TOTAL NET ASSETS - 100%.....................................                $110,337
                                                                            ========

Based on the cost of investments of $118,967 for federal income tax purposes at October 31, 1998, the aggregate gross unrealized appreciation was $1,202, the unrealized aggregate gross depreciation was $951, and the net unrealized appreciation of investments was $251.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

MTN - Medium-Term Note
REMIC - Real Estate Mortgage Investment Conduit

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1998
--------------------------------------------------------------------------------

                                                             Growth and    Intermediate    International    Short-Term
                                                Balanced       Income          Bond           Equity           Bond
                                               ----------    ----------    ------------    -------------    ----------
                                                                           (in thousands)
ASSETS:
    Investments in securities at value
      (cost - $1,168,034; $1,700,090;
      $218,066; $1,025,698; $118,967,
      respectively)*.........................  $1,285,582    $1,972,553      $222,040       $1,116,306       $119,218
    Cash, including foreign currency.........           -            -              -            3,940              -
    Unrealized appreciation on foreign
      currency contracts.....................           -            -              -              267              -
    Dividends and interest receivable........       7,031        3,059          2,736            2,550          1,168
    Reclaims receivable......................           -            -              -            1,547              -
    Receivable for investments sold..........       3,809        7,896            472              916              -
    Deferred organization costs, net.........           -            -             22                5              -
    Other assets.............................           -           18              -                -              -
                                               ----------    ----------      --------       ----------       --------
        TOTAL ASSETS.........................   1,296,422    1,983,526        225,270        1,125,531        120,386
                                               ----------    ----------      --------       ----------       --------
LIABILITIES:
    Payable for investments purchased........       6,452        6,980            350            2,928              -
    Payable upon return of securities
      loaned.................................     210,985       72,842         45,829           92,805          9,990
    Management and investment advisory fees
      payable (Note 2).......................         401          632             34              930             23
    Accrued organization costs...............           9            9             21                5              9
    Other liabilities........................          50            6             32              718             27
                                               ----------    ----------      --------       ----------       --------
        TOTAL LIABILITIES....................     217,897       80,469         46,266           97,386         10,049
                                               ----------    ----------      --------       ----------       --------
NET ASSETS APPLICABLE TO INVESTORS'
  BENEFICIAL INTERESTS.......................  $1,078,525    $1,903,057      $179,004       $1,028,145       $110,337
                                               ==========    ==========      ========       ==========       ========

---------------

* Includes repurchase agreements of $24,725, $38,065, $1,750 and $10,057 for the Balanced Portfolio, Growth and Income Portfolio, Intermediate Bond Portfolio and Short-Term Bond Portfolio, respectively.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended October 31, 1998
--------------------------------------------------------------------------------

                                                                    Growth and   Intermediate   International   Short-Term
                                                         Balanced     Income         Bond          Equity          Bond
                                                         --------   ----------   ------------   -------------   ----------
                                                                                  (in thousands)
INVESTMENT INCOME:
    Interest income....................................  $ 28,177   $   3,034      $13,320        $  3,264        $6,921
    Dividend income (net of foreign taxes of $2,758 in
      International Equity Portfolio)..................    14,082      43,303            -          23,214             -
    Income derived from securities lending, net........       369         242           51             470             7
                                                         --------   ---------      -------        --------        ------
        TOTAL INVESTMENT INCOME........................    42,628      46,579       13,371          26,948         6,928
                                                         --------   ---------      -------        --------        ------
EXPENSES:
    Management and investment advisory fees (Note 2)...     3,106       5,718          528           4,226           246
    Custodian fees.....................................       138         145           52             807            22
    Professional fees..................................        43          45           13              35            11
    Other expenses.....................................        79         289           18              23            35
                                                         --------   ---------      -------        --------        ------
        TOTAL EXPENSES.................................     3,366       6,197          611           5,091           314
                                                         --------   ---------      -------        --------        ------
        Less fees waived (Note 2)......................        93         314            -               -             -
                                                         --------   ---------      -------        --------        ------
        NET EXPENSES...................................     3,273       5,883          611           5,091             -
                                                         --------   ---------      -------        --------        ------
NET INVESTMENT INCOME..................................    39,355      40,696       12,760          21,857         6,614
                                                         --------   ---------      -------        --------        ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY:
    Net realized gain (loss) on investments............    85,245     193,378        5,668          35,803          (453)
    Net realized loss on foreign currency
      transactions.....................................         -           -            -          (8,187)            -
    Change in net unrealized appreciation or
      depreciation of investments......................   (35,136)   (127,017)       2,101          74,320           373
    Change in net unrealized depreciation of foreign
      currency contracts and translations..............         -           -            -         (94,242)           --
                                                         --------   ---------      -------        --------        ------
        NET GAIN (LOSS) ON INVESTMENTS.................    50,109      66,361        7,769           7,694           (80)
                                                         --------   ---------      -------        --------        ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $ 89,464   $ 107,057      $20,529        $ 29,551        $6,534
                                                         ========   =========      =======        ========        ======

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            Balanced             Growth and Income           Intermediate Bond
                                     ----------------------   -----------------------   ----------------------------
                                           Year Ended               Year Ended          Year Ended    September 15,
                                          October 31,               October 31,         October 31,   to October 31,
                                     ----------------------   -----------------------   -----------   --------------
                                        1998        1997         1998         1997         1998            1997
                                     ----------   ---------   ----------   ----------   -----------   --------------
                                                                     (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income...........  $   39,355   $  41,759   $   40,696   $   33,481    $ 12,760       $   1,585
   Net realized gain (loss) on
    investments and foreign
    currency transactions..........      85,245     134,243      193,378      123,365       5,668             255
   Change in net unrealized
    appreciation or depreciation of
    investments and foreign
    currency translations..........     (35,136)     16,668     (127,017)     166,119       2,101           1,874
                                     ----------   ---------   ----------   ----------    --------       ---------
      NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS...      89,464     192,670      107,057      322,965      20,529           3,714
                                     ----------   ---------   ----------   ----------    --------       ---------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
   Contributions...................     166,037     282,834      359,223      446,329      55,600         224,975
   Withdrawals.....................    (130,643)   (417,319)    (231,823)    (212,851)   (113,440)        (12,374)
                                     ----------   ---------   ----------   ----------    --------       ---------
      NET INCREASE (DECREASE) IN
       NET ASSETS RESULTING FROM
       TRANSACTIONS IN INVESTORS'
       BENEFICIAL INTERESTS........      35,394    (134,485)     127,400      233,478     (57,840)        212,601
                                     ----------   ---------   ----------   ----------    --------       ---------
NET INCREASE (DECREASE) IN NET
 ASSETS............................     124,858      58,185      234,457      556,443     (37,311)        216,315
                                     ----------   ---------   ----------   ----------    --------       ---------
NET ASSETS:
   Beginning of period.............     953,667     895,482    1,668,600    1,112,157     216,315               -
                                     ----------   ---------   ----------   ----------    --------       ---------
   END OF PERIOD...................  $1,078,525   $ 953,667   $1,903,057   $1,668,600    $179,004       $ 216,315
                                     ==========   =========   ==========   ==========    ========       =========

--------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------------------------------------------
RATIOS*:
   Expenses to average net assets
    (annualized)...................       0.32%       0.34%        0.31%        0.34%       0.29%           0.29%
   Net investment income to average
    net assets (annualized)........       3.80%       4.11%        2.12%        2.45%       6.03%           5.92%
   Portfolio turnover rate.........         87%        105%          40%          35%        181%             47%

                                      International Equity       Short-Term Bond
                                     ----------------------   ----------------------
                                           Year Ended               Year Ended
                                          October 31,              October 31,
                                     ----------------------   ----------------------
                                        1998        1997         1998        1997
                                     ----------   ---------   ----------   ---------
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income...........  $   21,857   $  15,411   $    6,614   $  13,988
   Net realized gain (loss) on
    investments and foreign
    currency transactions..........      27,616      21,331         (453)       (355)
   Change in net unrealized
    appreciation or depreciation of
    investments and foreign
    currency translations..........     (19,922)     57,105          373        (644)
                                     ----------   ---------   ----------   ---------
      NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS...      29,551      93,847        6,534      12,989
                                     ----------   ---------   ----------   ---------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
   Contributions...................     678,114     397,499       30,059      95,910
   Withdrawals.....................    (441,193)   (134,169)     (19,825)   (188,507)
                                     ----------   ---------   ----------   ---------
      NET INCREASE (DECREASE) IN
       NET ASSETS RESULTING FROM
       TRANSACTIONS IN INVESTORS'
       BENEFICIAL INTERESTS........     236,921     263,330       10,234     (92,597)
                                     ----------   ---------   ----------   ---------
NET INCREASE (DECREASE) IN NET
 ASSETS............................     266,472     357,177       16,768     (79,608)
                                     ----------   ---------   ----------   ---------
NET ASSETS:
   Beginning of period.............     761,673     404,496       93,569     173,177
                                     ----------   ---------   ----------   ---------
   END OF PERIOD...................  $1,028,145   $ 761,673   $  110,337   $  93,569
                                     ==========   =========   ==========   =========
------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
-----------------------------------------------------------------------------------------------------------
RATIOS*:
   Expenses to average net assets
    (annualized)...................       0.53%       0.57%        0.32%       0.30%
   Net investment income to average
    net assets (annualized)........       2.29%       2.55%        6.74%       6.91%
   Portfolio turnover rate.........         24%         15%          74%        282%

---------------

* Operating results of the Balanced and Growth and Income Portfolios excluded fees waived by the Manager during the year ended October 31, 1998. The ratio of expenses and net investment income to average net assets were .33% and 3.79%, respectively for the Balanced Portfolio, and .32% and 2.11%, respectively for the Growth and Income Portfolio.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1998
--------------------------------------------------------------------------------
1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Balanced Portfolio, the AMR Investment Services Growth and Income Portfolio, the AMR Investment Services Intermediate Bond Portfolio, the AMR Investment Services International Equity Portfolio, the AMR Investment Services Short-Term Bond Portfolio (each a "Portfolio" and collectively the "Portfolios"). Prior to March 1, 1998, the AMR Investment Services Short-Term Bond Portfolio was known as the AMR Investment Services Limited-Term Income Portfolio. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995. The AMR Investment Services Intermediate Bond Portfolio commenced active operations on September 15, 1997.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolios. Interest income is earned from settlement date and is recorded on an accrual basis. Premiums and discounts on debt securities purchased in the Intermediate Bond Portfolio and zero coupon instruments in the Balanced Portfolio are amortized or accreted to interest income over the lives of the respective securities. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

  Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

  Forward Foreign Currency Contracts

     The International Equity Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

  Deferred Organization Expenses

     Expenses incurred by a Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets of the Balanced, Growth and Income, Intermediate Bond and International

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

Equity Portfolios are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Balanced Growth and Income and International Equity Portfolios an annualized fee equal to .10% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolios. The manager receives an annualized fee of .25% of the average daily net assets of the Intermediate Bond Portfolio and pays a portion of their fee to the investment advisor hired by the Manager to direct investment activities of the Portfolio. Management fees are paid as follows (dollars in thousands):

                                                                                      Amounts paid to   Net Amounts
                                                            Management   Management     Investment      Retained by
                                                             Fee Rate       Fee          Advisors         Manager
                                                            ----------   ----------   ---------------   -----------
Balanced Portfolio........................................  .225%-.70%     $3,013         $1,978          $1,035
Growth and Income Portfolio...............................  .225%-.70%      5,404          3,525           1,879
Intermediate Bond Portfolio...............................       .25%         528            185             343
International Equity Portfolio............................  .25%-.90%       4,226          2,987           1,239

     The Manager serves as the sole investment adviser to the Short-Term Bond Portfolio. Pursuant to the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .25% of the average daily net assets of the Short-Term Bond Portfolio. During the year ended October 31, 1998, the Manager waived management fees totaling $92,788 and $314,407 for the Balanced and Growth and Income Portfolios.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1998, the cost of air transportation was not material to any of the Portfolios.

3.  INVESTMENT TRANSACTIONS

     Investment transactions for the year ended October 31, 1998 (excluding short-term investments) are as follows (in thousands):

                                                         Growth and   Intermediate   International   Short-Term
                                             Balanced      Income         Bond          Equity          Bond
                                             Portfolio   Portfolio     Portfolio       Portfolio     Portfolio
                                             ---------   ----------   ------------   -------------   ----------
Purchases..................................  $923,015     $885,076      $367,483       $509,821       $77,738
Proceeds from sales........................  $862,266     $729,153      $396,950       $207,212       $70,683

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

4.  COMMITMENTS

     In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the International Equity Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At October 31, 1998, the Portfolio had outstanding forward foreign currency contracts as follows:

                                                                      Settlement             Unrealized
                        Contracts to Deliver                             Date       Value    Gain/(Loss)
                        --------------------                          ----------   -------   -----------
                                              (amounts in thousands)
 1,509  Deutsche Mark...............................................    11/2/98    $   911     $     3
 1,884  French Franc................................................   11/30/98        339           -
51,598  Hong Kong Dollar............................................    2/26/99      6,625        (223)
62,621  Hong Kong Dollar............................................    4/30/99      8,003         (21)
 3,786  Japanese Yen................................................    11/4/98         32           -
 1,000  Japanese Yen................................................    4/13/99      9,660         (22)
    94  Pound Sterling..............................................    11/4/98        158           -
 7,700  Pound Sterling..............................................    11/9/98     12,888        (201)
 9,102  Pound Sterling..............................................   11/30/98     15,218        (622)
                                                                                   -------     -------
Total contracts to deliver (Receivable amount $52,748)..............               $53,834     $(1,086)
                                                                                   =======     =======
Contracts to Receive
--------------------------------------------------------------------
                                              (amounts in thousands)
 2,856  Australian Dollar...........................................    11/9/98    $ 1,777     $   (49)
25,948  Deutsche Mark...............................................   11/30/98     15,690       1,099
 5,060  French Franc................................................    11/2/98        911          (4)
51,598  Hong Kong Dollar............................................    2/26/99      6,625           1
   460  Japanese Yen................................................    11/4/98          4           -
 1,414  Pound Sterling..............................................    11/4/98      2,368          (7)
     9  Pound Sterling..............................................    11/5/98         14           -
 6,100  Pound Sterling..............................................    11/9/98     10,210         314
    11  Singapore Dollar............................................    11/3/98          7           -
   122  Singapore Dollar............................................    11/4/98         75          (1)
    15  Singapore Dollar............................................    11/5/98          9           -
                                                                                   -------     -------
Total contracts to receive (Payable amount $36,337).................               $37,690     $ 1,353
                                                                                   =======     =======

     The Portfolios may purchase securities with delivery or payment to occur at a later date. At the time the Portfolios enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolios until payment takes place.

5.  SECURITIES LENDING

     The Portfolios participate in a securities lending program under which securities are loaned to selected institutional investors. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that at all times equal at least 100% of the market

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

value of the loaned securities plus accrued interest. The Portfolios may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of securities fail financially. The Portfolios receive the interest on the collateral less any fees and rebates paid to agents and transferees of securities. The Portfolios also continue to receive interest on the securities loaned, and any gain or loss in the market price of securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

     At October 31, 1998, securities with a market value of approximately $206,243,255, $72,243,001, $44,772,181, $91,368,762 and $9,771,455 were loaned by the Balanced, Growth and Income, Intermediate Bond, International Equity and Short-Term Bond Portfolios, respectively. The Portfolio received cash collateral which they invested in the AMR Investments Strategic Cash Business Trust and in the AMR Investments Enhanced Yield Business Trust (collectively, the "Business Trusts") totaling $210,985,275, $72,841,807, $45,829,515, $92,804,911 and
$9,990,000 for the Balanced, Growth and Income, Intermediate Bond, International Equity and Short-Term Bond Portfolios, respectively. The Custodian held non-cash collateral totaling $1,028,705 for the International Equity Portfolio. The Manager serves as Trustee and as investment adviser to the Business Trusts. The Manager receives from the Business Trusts annualized fees equal to 0.10% of the average daily net assets of the Business Trusts.

                           [AMERICAN AADVANTAGE LOGO]

                            - Institutional Class -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

                             - PlanAhead Class(R) -
                                P.O. Box 419643
                        Kansas City, Missouri 64141-6643
                                 (800) 388-3344

                             - Platinum Class(sm) -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009
This report is prepared for shareholders of the American
AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

                                MMAR-10/98

                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]

Dear Fellow Shareholder:

     We are pleased to report to you on the performance of the American AAdvantage Money Market Funds and to provide you with a copy of the Annual Report for the year ended October 31, 1998.

Market Recap

     This period was characterized by two distinctive time frames, the first nine months and the last three months of the period.

     The first time frame was characterized by solid economic growth, low unemployment, high consumer confidence and contained inflation. Although the Fed had a bias to tighten because of such strong growth, monetary policy was held steady because inflation posed little or no threat. During this time, the Money Market Funds benefited by investing in 3 month LIBOR variable rate securities that reset quarterly.

     Conversely, the latter part of the period was characterized by market instability and global turmoil. The combination of economic unrest in Asia, Russia and Latin America, as well as the orchestrated bailout of the Long-Term Capital Management hedge fund here at home, caused the Fed to cut the Fed Funds rate 75 basis points in seven weeks to 4.75%. The Money Market Funds benefited during this period by investing in six month fixed rate securities, thus extending their weighted average maturities.

     We believe the Fed will continue to be responsive to shifts in economic momentum both domestically and abroad.

Performance Recap

  Money Market Fund

     For the twelve months ended October 31, 1998, the annualized total return of the Institutional Class of the American AAdvantage Money Market Fund was 5.63%. Lipper Analytical Services ranked the Institutional Class in the 14th percentile out of its universe of 192 Institutional Money Market Funds for that period. During the same twelve month period, the annualized total returns of the PlanAhead Class and the Platinum Class were 5.31% and 4.89%, respectively.

  Municipal Money Market Fund

     The Institutional Class of the American AAdvantage Municipal Money Market Fund achieved an annualized total return of 3.46% for the twelve month period ending October 31, 1998. Lipper Analytical Services ranked the Institutional Class in the 16th percentile out of its universe of 88 Institutional Tax-Exempt Money Market Funds during that period. During the same twelve month period, the annualized total returns of the PlanAhead Class and the Platinum Class were 3.17% and 2.75%, respectively. Since its inception, the American AAdvantage Municipal Money Market Fund has invested exclusively in high credit worthy municipal issuers that are further credit enhanced by either a bank letter of credit or bond insurance.

  U.S. Government Money Market Fund

     For the twelve month period ending October 31, 1998, the Institutional Class of the American AAdvantage U.S. Government Money Market Fund had an annualized total return of 5.47% and was ranked in the 15th percentile out of its Lipper Analytical Services universe of 88 Institutional U.S. Government Money Market Funds. During the same twelve month period, the annualized total returns of the PlanAhead Class and the Platinum Class were 5.13% and 4.71%, respectively.

     As always, we appreciate your confidence and support and we will continue to strive to provide you with above average returns.

                                            Sincerely,

                                            /s/ William F. Quinn
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Money Market Fund
American AAdvantage Municipal Money Market Fund
American AAdvantage U.S. Government Money Market Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Fund, the American AAdvantage Municipal Money Market Fund, and the American AAdvantage U.S. Government Money Market Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Funds) as of October 31, 1998, and the related statements of operation, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at October 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                            /s/ ERNST & YOUNG

Dallas, Texas
December 17, 1998

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1998
--------------------------------------------------------------------------------

                                                                                                      U.S.
                                                                  Money           Municipal        Government
                                                                  Market         Money Market     Money Market
                                                              --------------     ------------     ------------
                                                                 (in thousands, except share and per share
                                                                                  amounts)
ASSETS:
    Investment in Portfolio, at value.......................  $    2,277,182     $   102,251      $   218,356
    Receivable for expense reimbursement....................               -               -                2
    Receivable for shares of beneficial interest sold.......           3,680               -               16
                                                              --------------     -----------      -----------
        TOTAL ASSETS........................................       2,280,862         102,251          218,374
                                                              --------------     -----------      -----------
LIABILITIES:
    Dividends payable.......................................           2,283               1              409
    Payable for shares of beneficial interest redeemed......           2,713               -              625
    Management and administrative services fees payable
      (Note 2)..............................................             482              44               20
    Other liabilities.......................................             400              34               36
                                                              --------------     -----------      -----------
        TOTAL LIABILITIES...................................           5,878              79            1,090
                                                              --------------     -----------      -----------
NET ASSETS..................................................  $    2,274,984     $   102,172      $   217,284
                                                              ==============     ===========      ===========
ANALYSIS OF NET ASSETS:
    Paid-in-capital.........................................       2,274,984         102,172          217,284
                                                              --------------     -----------      -----------
NET ASSETS..................................................  $    2,274,984     $   102,172      $   217,284
                                                              ==============     ===========      ===========
Shares outstanding (no par value):
    Institutional Class.....................................   1,241,999,159         846,850       39,003,514
                                                              ==============     ===========      ===========
    PlanAhead Class.........................................     288,759,353      13,473,752       99,868,900
                                                              ==============     ===========      ===========
    Platinum Class..........................................     744,225,594      87,851,672       78,412,189
                                                              ==============     ===========      ===========
Net asset value per share, offering and redemption price per share:
    Institutional Class.....................................  $         1.00     $      1.00      $      1.00
                                                              ==============     ===========      ===========
    PlanAhead Class.........................................  $         1.00     $      1.00      $      1.00
                                                              ==============     ===========      ===========
    Platinum Class..........................................  $         1.00     $      1.00      $      1.00
                                                              ==============     ===========      ===========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended October 31, 1998
--------------------------------------------------------------------------------

                                                                                                U.S.
                                                                 Money        Municipal      Government
                                                                 Market      Money Market   Money Market
                                                                 ------      ------------   ------------
                                                                            (in thousands)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest income.........................................    $111,697        $3,629         $8,184
    Portfolio expenses......................................      (3,041)         (182)          (245)
                                                                --------        ------         ------
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO......     108,656         3,447          7,939
                                                                --------        ------         ------
FUND EXPENSES:
    Administrative service fees (Note 2):
      Institutional Class...................................         655             3             13
      PlanAhead Class.......................................         142             7             27
      Platinum Class........................................       3,121           405            385
    Transfer agent fees:
      Institutional Class...................................          54             -              2
      PlanAhead Class.......................................         129             4             11
      Platinum Class........................................           2             1              2
    Professional fees.......................................          58             2              4
    Registration fees and expenses..........................         115            86             83
    Distribution fees:
      PlanAhead Class.......................................           -             -             97
      Platinum Class........................................       2,112           201            189
    Service fees - PlanAhead Class..........................           -            27              -
    Other expenses..........................................         153            31             27
                                                                --------        ------         ------
        TOTAL FUND EXPENSES.................................       6,541           767            840
                                                                --------        ------         ------
LESS REIMBURSEMENT OF EXPENSES (NOTE 2).....................           -            20              2
                                                                --------        ------         ------
NET FUND EXPENSES...........................................       6,541           747            838
                                                                --------        ------         ------
NET INVESTMENT INCOME.......................................     102,115         2,700          7,101
                                                                --------        ------         ------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
    Net realized gain on investments........................          38            10              -
                                                                --------        ------         ------
        NET GAIN ON INVESTMENTS.............................          38            10              -
                                                                --------        ------         ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $102,153        $2,710         $7,101
                                                                ========        ======         ======

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31,
--------------------------------------------------------------------------------

                                                                               Municipal            U.S. Government
                                                  Money Market               Money Market            Money Market
                                           ---------------------------   ---------------------   ---------------------
                                               1998           1997         1998        1997        1998        1997
                                           ------------   ------------   ---------   ---------   ---------   ---------
                                                                         (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income................  $    102,115   $     93,000   $   2,700   $   1,938   $   7,101   $   4,950
    Net realized gain on investments.....            38             29          10           -           -           5
                                           ------------   ------------   ---------   ---------   ---------   ---------
          NET INCREASE IN
          NET ASSETS
          RESULTING FROM
          OPERATIONS.....................       102,153         93,029       2,710       1,938       7,101       4,955
                                           ------------   ------------   ---------   ---------   ---------   ---------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income:
      Institutional Class................       (60,857)       (73,743)       (199)        (64)     (1,643)     (1,541)
      PlanAhead Class....................       (12,056)        (7,500)       (333)       (221)     (1,945)       (841)
      Platinum Class.....................       (29,202)       (11,757)     (2,168)     (1,653)     (3,513)     (2,568)
    Net realized gain on investments:
      Institutional Class................           (24)           (24)          -           -           -          (2)
      PlanAhead Class....................            (4)            (2)         (2)          -           -           -
      Platinum Class.....................           (10)            (3)         (8)          -           -          (3)
                                           ------------   ------------   ---------   ---------   ---------   ---------
          DISTRIBUTIONS
          TO SHAREHOLDERS................      (102,153)       (93,029)     (2,710)     (1,938)     (7,101)     (4,955)
                                           ------------   ------------   ---------   ---------   ---------   ---------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares........    12,479,014     18,317,950     277,194     163,384     445,222     332,729
    Reinvestment of dividends and
      distributions......................        78,917         62,571       2,809       1,875       5,150       3,495
    Cost of shares redeemed..............   (12,090,198)   (18,207,080)   (251,672)   (143,626)   (335,519)   (313,363)
                                           ------------   ------------   ---------   ---------   ---------   ---------
          NET INCREASE IN
          NET ASSETS FROM
          CAPITAL SHARE
          TRANSACTIONS...................       467,733        173,441      28,331      21,633     114,853      22,861
                                           ------------   ------------   ---------   ---------   ---------   ---------
NET INCREASE IN NET ASSETS...............       467,733        173,441      28,331      21,633     114,853      22,861
NET ASSETS:
    Beginning of period..................     1,807,251      1,633,810      73,841      52,208     102,431      79,570
                                           ------------   ------------   ---------   ---------   ---------   ---------
    END OF PERIOD........................  $  2,274,984   $  1,807,251   $ 102,172   $  73,841   $ 217,284   $ 102,431
                                           ============   ============   =========   =========   =========   =========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1998
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage Money Market, American AAdvantage Municipal Money Market and American AAdvantage U.S. Government Money Market Funds (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The Trust commenced sales of a second class of shares of the Funds, designated as "Mileage Class" shares, on November 1, 1991 for the Money Market Fund, November 1, 1993 for the U.S. Government Money Market Fund and on November 10, 1993 for the Municipal Money Market Fund. At the same time, the existing shares of each Fund were redesignated as "Institutional Class" shares. The Trust commenced sales on August 1, 1994 of a third class of shares of the Funds, designated as "PlanAhead Class" shares and on November 7, 1995 a fourth class of shares of the Funds, designated as "Platinum Class" shares. The Mileage Class of each Fund was terminated on November 15, 1995.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:                & INVESTS ASSETS IN &       AMR INVESTMENT SERVICES TRUST:
    Money Market Fund                                               Money Market Portfolio
    Municipal Money Market Fund                                     Municipal Money Market Portfolio
    U.S. Government Money Market Fund                               U.S. Government Money Market Portfolio

     Each AMR Investment Services Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (92.34%, 80.51% and 86.63% at October 31, 1998 of the AMR Investment Services Money Market, Municipal Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income and realized gain
(loss) in the Portfolio each day. All net investment income and realized gain
(loss) of each Portfolio is allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     Approximately 99.80% of dividends paid by the Municipal Money Market Fund were "exempt - interest dividends" which are free of any regular federal income tax. Approximately 36% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class's pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Service Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager received the following fees based on average daily net assets of the Funds:

                                                        ANNUALIZED FEE            ANNUALIZED FEE
                                                    THROUGH AUGUST 31, 1998   FROM SEPTEMBER 1, 1998
                                                    -----------------------   ----------------------
Institutional Class -
  Money Market Fund...............................           0.05%                     0.10%
  Municipal Money Market Fund.....................           0.05%                     0.10%
  U.S. Government Money Market Fund...............           0.05%                     0.01%
PlanAhead Class - All Funds.......................           0.05%                     0.10%
Platinum Class - All Funds........................           0.50%                     0.55%

  Distribution Plan

     The Trust except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with the Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Classes of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each Class. The fee will be payable without regard to the Manager for distribution assistance. During the year ended October 31, 1998, the Manager waived distribution fees totaling $20,358 and $2,075 for the Platinum Classes of the Municipal Money Market and U.S. Government Money Market Funds, respectively.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1998, the cost of air transportation was not material to any of the Funds. At October 31, 1998, American employees owned 61% of Institutional Class shares of the Municipal Money Market Fund.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

3.  CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands). Each share is valued at $1.00:

                                                              Institutional   PlanAhead     Platinum
                Year Ended October 31, 1998                       Class         Class        Class
                ---------------------------                   -------------   ----------   ----------
Money Market Fund
------------------------------------------------------------
Shares sold.................................................    10,013,078     1,167,759    1,298,177
Reinvestment of dividends...................................        38,783        11,508       28,626
Shares redeemed.............................................    (9,933,511)   (1,079,696)  (1,076,991)
                                                               -----------    ----------   ----------
Net increase in capital shares outstanding..................       118,350        99,571      249,812
                                                               ===========    ==========   ==========

                                                              Institutional   PlanAhead     Platinum
                Municipal Money Market Fund                       Class         Class        Class
                ---------------------------                   -------------   ----------   ----------
Shares sold.................................................        32,535        42,978      201,681
Reinvestment of dividends...................................           195           324        2,290
Shares redeemed.............................................       (32,252)      (39,418)    (180,002)
                                                               -----------    ----------   ----------
Net increase in capital shares outstanding..................           478         3,884       23,969
                                                               ===========    ==========   ==========

                                                              Institutional   PlanAhead     Platinum
             U.S. Government Money Market Fund                    Class         Class        Class
             ---------------------------------                -------------   ----------   ----------
Shares sold.................................................       127,960       204,783      112,479
Reinvestment of dividends...................................         1,003           396        3,751
Shares redeemed.............................................      (119,907)     (109,356)    (106,256)
                                                               -----------    ----------   ----------
Net increase in capital shares outstanding..................         9,056        95,823        9,974
                                                               ===========    ==========   ==========

                                                              Institutional   PlanAhead     Platinum
                Year Ended October 31, 1997                       Class         Class        Class
                ---------------------------                   -------------   ----------   ----------
Money Market Fund
------------------------------------------------------------
Shares sold.................................................    17,322,904       411,807      583,239
Reinvestment of dividends...................................        45,735         6,564       10,272
Shares redeemed.............................................   (17,651,928)     (336,072)    (219,080)
                                                               -----------    ----------   ----------
Net increase (decrease) in capital shares outstanding.......      (283,289)       82,299      374,431
                                                               ===========    ==========   ==========

                                                              Institutional   PlanAhead     Platinum
                Municipal Money Market Fund                       Class         Class        Class
                ---------------------------                   -------------   ----------   ----------
Shares sold.................................................         6,976        29,523      126,885
Reinvestment of dividends...................................            63           196        1,616
Shares redeemed.............................................        (6,677)      (22,469)    (114,480)
                                                               -----------    ----------   ----------
Net increase in capital shares outstanding..................           362         7,250       14,021
                                                               ===========    ==========   ==========

                                                              Institutional   PlanAhead     Platinum
             U.S. Government Money Market Fund                    Class         Class        Class
             ---------------------------------                -------------   ----------   ----------
Shares sold.................................................       195,681       (57,582)      79,466
Reinvestment of dividends...................................           852           164        2,479
Shares redeemed.............................................      (192,181)      (55,522)     (65,660)
                                                               -----------    ----------   ----------
Net increase in capital shares outstanding..................         4,352         2,224       16,285
                                                               ===========    ==========   ==========

                      (This page intentionally left blank)

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                        Institutional Class
                                                 ------------------------------------------------------------------
                                                                       Year Ended October 31,
                                                 ------------------------------------------------------------------
                                                    1998           1997           1996         1995         1994
                                                 ----------     ----------     ----------   ----------   ----------
Net asset value, beginning of period...........  $     1.00     $     1.00     $     1.00   $     1.00   $     1.00
                                                 ----------     ----------     ----------   ----------   ----------
    Net investment income......................        0.06(A)        0.06(A)        0.05(A)       0.06        0.04
    Less dividends from net investment
      income...................................       (0.06)         (0.06)         (0.05)       (0.06)       (0.04)
                                                 ----------     ----------     ----------   ----------   ----------
Net asset value, end of period.................  $     1.00     $     1.00     $     1.00   $     1.00   $     1.00
                                                 ==========     ==========     ==========   ==========   ==========
Total return (annualized)......................       5.63%          5.60%          5.57%        5.96%        3.85%
                                                 ==========     ==========     ==========   ==========   ==========
Ratios and supplemental data:
    Net assets, end of period (in thousands)...  $1,241,999     $1,123,649     $1,406,939   $1,206,041   $1,893,144
    Ratios to average net assets (annualized):
        Expenses...............................       0.23%(A)       0.23%(A)       0.24%(A)      0.23%       0.21%
        Net investment income..................       5.49%(A)       5.46%(A)       5.41%(A)      5.79%       3.63%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for the entire year.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                   PlanAhead Class                                  Platinum Class
--------------------------------------------------------   -------------------------------------
                                              August 1,                              November 7,
         Year Ended October 31,                  to        Year Ended October 31,      1995 to
------------------------------------------   October 31,   -----------------------   October 31,
  1998         1997       1996      1995        1994          1998         1997         1996
--------     --------   --------   -------   -----------   ----------   ----------   -----------
$   1.00     $   1.00   $   1.00   $  1.00      $1.00       $   1.00     $   1.00     $   1.00
--------     --------   --------   -------      -----       --------     --------     --------
    0.05 (A)     0.05(A)    0.05(A)    0.05     0.01         0.05(A)      0.05(A)      0.05(A)
   (0.05)       (0.05)     (0.05)    (0.05)     (0.01)         (0.05)       (0.05)       (0.05)
--------     --------   --------   -------      -----       --------     --------     --------
$   1.00     $   1.00   $   1.00   $  1.00      $1.00       $   1.00     $   1.00     $   1.00
========     ========   ========   =======      =====       ========     ========     ========
   5.31%        5.28%      5.21%     5.60%      3.73%(B)       4.89%        4.87%        4.85%(C)
========     ========   ========   =======      =====       ========     ========     ========
$288,759     $189,189   $106,890   $41,989      $  25       $744,226     $494,413     $119,981
   0.53% (A)    0.54%(A)   0.58%(A)   0.55%     0.70%        0.94%(A)     0.93%(A)     0.94%(A)
   5.18% (A)    5.17%(A)   5.06%(A)   5.56%     4.42%        4.78%(A)     4.80%(A)     4.63%(A)

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                  Institutional Class
                                                  ---------------------------------------------------
                                                                                         November 10,
                                                         Year Ended October 31,            1993 to
                                                  ------------------------------------   October 31,
                                                   1998      1997      1996      1995        1994
                                                  ------    ------    ------    ------   ------------
Net asset value, beginning of period............  $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00
                                                  ------    ------    ------    ------      ------
    Net investment income.......................    0.03(A)   0.04(A)   0.04(A)   0.04        0.02
    Less dividends from net investment income...   (0.03)    (0.04)    (0.04)    (0.04)      (0.02)
                                                  ------    ------    ------    ------      ------
Net asset value, end of period..................  $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00
                                                  ======    ======    ======    ======      ======
Total return (annualized)(B)....................   3.46%     3.52%     3.59%     3.75%       2.44%
                                                  ======    ======    ======    ======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)....  $  847    $  369    $    6    $    7      $9,736
    Ratios to average net assets
      (annualized)(B):
         Expenses...............................   0.33%(A)  0.31%(A)  0.27%(A)  0.35%       0.30%
         Net investment income..................   3.35%(A)  3.49%(A)  3.49%(A)  3.70%          2.38%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Operating results of each class of the Municipal Money Market Fund in the years and periods indicated below excluded fees waived by the Manager. Results prior to fees waived were as follows:

                                                                 Institutional Class
                                                   ------------------------------------------------
                                                                                       November 10,
                                                        Year Ended October 31,           1993 to
                                                   ---------------------------------   October 31,
                                                    1998     1997     1996     1995        1994
                                                   ------   ------   ------   ------   ------------
   Ratio of expenses to average net assets
     (annualized)................................      NA    0.32%    0.33%    0.55%       0.50%
   Ratio of net investment income to average net
     assets (annualized).........................      NA    3.48%    3.43%    3.50%       2.18%

(C) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 10, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for entire year.

(D) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

--------------------------------------------------------------------------------

                    PlanAhead Class                                      Platinum Class
--------------------------------------------------------     --------------------------------------
                                              August 1,                                 November 7,
         Year Ended October 31,                  to          Year Ended October 31,       1995 to
----------------------------------------     October 31,     -----------------------    October 31,
 1998        1997       1996       1995         1994           1998          1997          1996
-------     ------     ------     ------     -----------     ---------     ---------    -----------
$  1.00     $ 1.00     $ 1.00     $ 1.00       $ 1.00         $  1.00       $  1.00       $  1.00
-------     ------     ------     ------       ------         -------       -------       -------
   0.03 (A)   0.03(A)    0.03(A)    0.03         0.01            0.03(A)       0.03(A)       0.03(A)
  (0.03)     (0.03)     (0.03)     (0.03)       (0.01)          (0.03)        (0.03)        (0.03)
-------     ------     ------     ------       ------         -------       -------       -------
$  1.00     $ 1.00     $ 1.00     $ 1.00       $ 1.00         $  1.00       $  1.00       $  1.00
=======     ======     ======     ======       ======         =======       =======       =======
  3.17%      3.24%      3.27%      3.39%        2.35%(C)        2.75%         2.79%         2.88%(D)
=======     ======     ======     ======       ======         =======       =======       =======
$13,474     $9,590     $2,340     $  129       $    -         $87,852       $63,883       $49,862
  0.64% (A)  0.60%(A)   0.62%(A)   0.72%        0.77%           1.04%(A)      1.03%(A)      0.97%(A)
  3.07% (A)  3.18%(A)   3.12%(A)   3.32%        2.49%           2.69%(A)      2.75%(A)      2.72%(A)

                    PlanAhead Class                                      Platinum Class
--------------------------------------------------------     --------------------------------------
                                              August 1,                                 November 7,
         Year Ended October 31,                  to          Year Ended October 31,       1995 to
----------------------------------------     October 31,     -----------------------    October 31,
 1998        1997       1996       1995         1994           1998          1997          1996
-------     ------     ------     ------     -----------     ---------     ---------    -----------
     NA      0.61%      0.67%      0.92%        0.97%           1.07%         1.04%         1.02%
     NA      3.17%      3.07%      3.12%        2.29%           2.66%         2.74%         2.67%

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                              Institutional Class
                                                              ---------------------------------------------------
                                                                            Year Ended October 31,
                                                              ---------------------------------------------------
                                                               1998       1997(C)      1996      1995      1994
                                                              -------     -------     -------   -------   -------
Net asset value, beginning of period........................  $  1.00     $ 1.00      $  1.00   $  1.00   $  1.00
                                                              -------     -------     -------   -------   -------
    Net investment income...................................     0.05(A)    0.05(A)      0.05(A)    0.06     0.04
    Less dividends from net investment income...............    (0.05)     (0.05)       (0.05)    (0.06)    (0.04)
                                                              -------     -------     -------   -------   -------
Net asset value, end of period..............................  $  1.00     $ 1.00      $  1.00   $  1.00   $  1.00
                                                              =======     =======     =======   =======   =======
Total return (annualized)...................................    5.47%      5.36%        5.29%     5.67%     3.70%
                                                              =======     =======     =======   =======   =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $39,004     $29,946     $25,595   $47,184   $67,607
    Ratios to average net assets (annualized)(E):
        Expenses............................................    0.30%(A)   0.27%(A)     0.32%(A)   0.32%    0.25%
        Net investment income...............................    5.34%(A)   5.24%(A)     5.16%(A)   5.49%    3.44%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for the entire year.

(C) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

(D) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(E) Operating results of the Platinum Class excluded fees waived by the Manager during the year ended October 31, 1998. The ratio of expenses to average net assets was 1.02% and the ratio of net investment income to average net assets was 4.62% prior to expenses waived.

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                     PlanAhead Class                                    Platinum Class
----------------------------------------------------------   ------------------------------------
         Year Ended October 31,               August 1,         October 31,      November 7, 1995
-----------------------------------------   to October 31,   -----------------    to October 31,
 1998       1997(C)      1996       1995         1994         1998     1997(C)         1996
-------     -------     ------     ------   --------------   -------   -------   ----------------
$  1.00     $ 1.00      $ 1.00     $ 1.00       $ 1.00       $  1.00   $  1.00       $  1.00
-------     ------      ------     ------       ------       -------   -------       -------
   0.05 (A)   0.05(A)     0.05(A)    0.05         0.01          0.05(A)    0.05(A)        0.04(A)
  (0.05)     (0.05)      (0.05)     (0.05)       (0.01)        (0.05)    (0.05)        (0.04)
-------     ------      ------     ------       ------       -------   -------       -------
$  1.00     $ 1.00      $ 1.00     $ 1.00       $ 1.00       $  1.00   $  1.00       $  1.00
=======     ======      ======     ======       ======       =======   =======       =======
  5.13%      5.08%       4.94%      5.19%        3.58%(B)      4.71%     4.61%         4.58%(D)
=======     ======      ======     ======       ======       =======   =======       =======
$99,869     $4,046      $1,822     $  530       $    -       $78,412   $68,439       $52,153
  0.57% (A)  0.52%(A)    0.67%(A)   0.76%        0.75%         1.01%(A)   0.99%(A)       1.00%(A)
  5.01% (A)  5.00%(A)    4.74%(A)   5.19%        3.94%         4.62%(A)   4.53%(A)       4.35%(A)

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio

     We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio, the AMR Investment Services Municipal Money Market Portfolio, and the AMR Investment Services U.S. Government Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of October 31, 1998, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the AMR Investment Services Trust at October 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                               /s/ ERNST & YOUNG

Dallas, Texas
December 17, 1998

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1998
--------------------------------------------------------------------------------

                                                                 Par
                                                                Amount        Value
                                                              ----------    ----------
                                                               (dollars in thousands)
EURODOLLAR TIME DEPOSITS (NOTE A) - 9.86%
Banque Paribas, 5.625%, Due 11/2/1998.......................  $  100,000    $  100,000
Den Danske Bank AG, 5.625%, Due 11/2/1998...................      42,243        42,243
Svenska Handelsbanken, 5.375%, Due 11/2/1998................     100,940       100,940
                                                                            ----------
    TOTAL EURODOLLAR TIME DEPOSITS..........................                   243,183
                                                                            ----------
CERTIFICATES OF DEPOSIT (NOTE A) - 24.91%
FOREIGN BANKS - 14.77%
Instituto San Paolo DiTorino, 5.464%, Due 6/8/1999..........      95,000        94,961
Merita North America, Incorporated, 4.97%, Due 2/22/1999....      50,000        49,220
Skandinaviska Enskilda Banken, Variable Rate, 5.44%, Due
  6/15/1999.................................................      95,000        95,000
Societe Generale, New York, Variable Rate, 5.249%, Due
  1/19/1999.................................................     100,000        99,990
AB Spintab, Variable Rate, 5.625%, Due 5/26/1999............      25,000        24,994
                                                                            ----------
    TOTAL FOREIGN BANKS.....................................                   364,165
                                                                            ----------
DOMESTIC BANKS - 10.14%
Banco Popular de Puerto Rico, Variable Rate 5.688%, Due
  5/10/1999.................................................      50,000        50,000
First Union National Bank, 5.32%, Due 3/29/1999.............      50,000        50,000
Mellon Bank, N.A., 5.48%, Due 3/12/1999.....................      50,000        50,000
PNC Bank, N.A., 5.233%, Due 1/19/1999.......................     100,000        99,988
                                                                            ----------
    TOTAL DOMESTIC BANKS....................................                   249,988
                                                                            ----------
    TOTAL CERTIFICATES OF DEPOSIT...........................                   614,153
                                                                            ----------
PROMISSORY NOTES (NOTE A) - 22.91%
Combined Insurance Company of America, Variable Rate,
  5.654%, Due 12/10/1998 (Note C)...........................      50,000        50,000
First Allmerica Financial Life Insurance Company, Variable
  Rate, 5.757%, Due 11/5/1998 (Note C)......................      90,000        90,000
General American Life Insurance Company, 5.55%, Due
  11/20/1998 (Note B).......................................     110,000       110,000
Goldman Sachs Group L.P., Variable Rate, 5.318%, Due
  7/12/1999 (Note B)........................................     130,000       130,000
Jackson National Life Insurance Company, 5.645%, Due
  9/1/1999 (Note B).........................................     100,000       100,000
Security Life of Denver Insurance Company, Variable Rate
  5.50%, Due 3/24/1999 (Note C).............................      40,000        40,000
  5.737%, Due 11/19/1998 (Note C)...........................      15,000        15,000
Transamerica Life & Annuity Insurance Company, 5.313%, Due
  5/13/1999 (Note B)........................................      30,000        30,000
                                                                            ----------
    TOTAL PROMISSORY NOTES..................................                   565,000
                                                                            ----------
COMMERCIAL PAPER (NOTE A)  - 15.72%
Bank Brussels Lambert North America, Incorporated, 5.20%,
  Due 2/12/1999.............................................      98,000        96,500
Credit Suisse First Boston, Incorporated, 5.133%, Due
  4/13/1999.................................................      50,000        48,868
General Electric Capital Corporation, 5.35%, Due 3/4/1999...     130,000       129,360
Merita North America, Incorporated, 5.14%, Due 1/29/1999....      20,000        19,746
Salomon Smith Barney Holdings, Incorporated, 5.35%, Due
  3/9/1999..................................................      50,000        49,049
Swedbank, Incorporated, 5.10%, Due 3/2/1999.................      45,000        44,229
                                                                            ----------
    TOTAL COMMERCIAL PAPER..................................                   387,752
                                                                            ----------
VARIABLE RATE MEDIUM-TERM NOTES (NOTE A) - 26.05%
American Honda Finance Corporation, 144A, 5.329%, Due
  4/16/1999.................................................      95,000        95,000
Bankers Trust New York Corporation, 5.667%, Due 2/19/1999...      40,000        39,999
Fleet Credit Card, LLC, 5.85%, Due 3/19/1999................      10,000        10,015
General Motors Acceptance Corporation, 5.737%, Due 2/2/2000
  (Note C)..................................................     115,000       115,000
International Business Machines Corporation, 5.454%, Due
  4/5/1999..................................................      88,000        87,978
Lehman Brothers Holdings, Incorporated, 5.229%, Due
  1/20/1999.................................................     100,000       100,000
Merrill Lynch and Company, Incorporated, 5.887%, Due
  2/5/1999..................................................      15,000        15,010
Morgan Stanley Group, Incorporated, 5.72%, Due 3/1/1999.....       6,000         6,006

                             See accompanying notes

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                                                 Par
                                                                Amount        Value
                                                              ----------    ----------
                                                               (dollars in thousands)
NationsBank N.A., 5.60%, Due 12/18/1998.....................  $   32,000    $   32,007
Sanwa Business Credit Corporation, 144A, 5.787%, Due
  5/14/1999 (Note B)........................................     100,000       100,000
AB Spintab, 5.563%, Due 3/12/1999...........................      41,500        41,503
                                                                            ----------
    TOTAL VARIABLE RATE MEDIUM-TERM NOTES...................                   642,518
                                                                            ----------
TOTAL INVESTMENTS - 99.45% (COST $2,452,606)................                 2,452,606
                                                                            ----------
OTHER ASSETS, NET OF LIABILITIES - 0.55%....................                    13,588
                                                                            ----------
TOTAL NET ASSETS - 100%.....................................                $2,466,194
                                                                            ==========

---------------

Based on the cost of investments of $2,452,606 for federal income tax purposes at October 31, 1998, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

(B) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(C) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

ABBREVIATION:

AG - Company
LLC - Limited Liability Corporation
L.P. - Limited Partnership

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1998
--------------------------------------------------------------------------------

                                                                 Par
                                                                Amount        Value
                                                              ----------    ----------
                                                               (dollars in thousands)
MUNICIPAL OBLIGATIONS - 97.07%
COMMERCIAL PAPER (NOTE A) - 21.57%
Carbon County, Pennsylvania Industrial Development Authority
  Resource Recovery Bonds, (Panther Creek Project), Series
  1991A, 3.55%, Due 12/10/1998, LOC National Westminster
  Bank, PLC.................................................  $    2,000    $    2,000
City of Austin, Texas Combined Utility Systems Commercial
  Paper Notes (Travis and Williamson Counties Project),
  3.40%, Due 11/12/1998, LOC Morgan Guaranty Trust..........       4,000         4,000
City of Austin, Texas Combined Utility Systems Commercial
  Paper Notes (Travis and Williamson Counties Project),
  3.15%, Due 2/12/1999, LOC Morgan Guaranty Trust...........       1,200         1,200
City of Philadelphia, 3.50%, Due 12/17/1998, LOC Canadian
  Imperial Bank of Commerce.................................       3,000         3,000
The Economic Development Corporation of the Township of
  Cornell Michigan Environmental Improvement Revenue Bonds,
  (Mead-Escanala Paper Company Project), Series 1986, 3.45%,
  Due 11/18/1998, LOC Credit Suisse.........................       3,500         3,500
Intermountain Power Agency Commercial Paper Notes, 3.55%,
  Series B, Due 11/13/1998, LOC Bank of America.............       1,500         1,500
Montgomery County, Maryland Consolidated Commercial Paper
  Bond Anticipation Notes, Series 1995, 3.00%, Due 3/10/1999
  LOC Union Bank of Switzerland.............................       1,500         1,500
North Central Texas Health Facilities Development
  Corporation (Methodist Hospital of Dallas Project), Bond
  Insurance - MBIA, Series 1991 A, 3.40%, Due 12/17/1998,
  SPA Rabobank Nederland....................................       2,000         2,000
Palm Beach County, Florida Health Facilities Authority
  Pooled Hospital Loan Program, Bond Insurance MBIA, 3.40%,
  Due 12/10/1998, SPA Credit Suisse.........................       2,500         2,500
Sweetwater County, Wyoming Customized Purchase Pollution
  Control Revenue Refunding Bonds (PacifiCorp Project),
  Series 1988 A, 3.50%, Due 11/9/1998, LOC Union Bank of
  Switzerland...............................................       4,500         4,500
Toledo-Lucas County, Ohio Port Facility Refunding Revenue
  Bonds (CSX Transportation, Incorporated), Series 1992,
  2.95%, Due 2/4/1999, LOC Bank of Nova Scotia..............       1,700         1,700
                                                                            ----------
    TOTAL COMMERCIAL PAPER..................................                    27,400
                                                                            ----------
VARIABLE RATE DEMAND OBLIGATIONS (NOTE A) - 75.50%
ARIZONA - 2.05%
Pima County, Arizona Industrial Development Authority
  (Tucson Electric Power Company Retirement Project), 3.20%,
  Due 10/1/2022, LOC Societe Generale.......................       2,600         2,600
                                                                            ----------
    TOTAL ARIZONA...........................................                     2,600
                                                                            ----------
CALIFORNIA - 1.81%
California Pollution Control Finance Authority Resource
  Recovery Revenue Bonds (Wadham Energy Limited
  Partnership), Series 1987A, 3.65%, Due 11/1/2017, LOC
  Banque Paribas............................................       2,300         2,300
California Pollution Control Finance Authority Solid Waste
  Revenue Bonds (Taormina Industries, Incorporated Project
  ), Series 1994 B, 4.25%, Due 8/1/2014, LOC Sanwa Bank,
  Limited...................................................           5             5
                                                                            ----------
    TOTAL CALIFORNIA........................................                     2,305
                                                                            ----------
COLORADO - 1.50%
Moffat County, Colorado Pollution Control Revenue Bonds (Ute
  Electric Company Project), Bond Insurance - AMBAC
  Indemnity Corporation, Series 1984, 3.20%, Due 7/1/2010,
  SPA Societe Generale......................................       1,900         1,900
                                                                            ----------
    TOTAL COLORADO..........................................                     1,900
                                                                            ----------
CONNECTICUT - 3.15%
Connecticut State Health and Education Facilities Authority
  Revenue Bonds (Edgehill Project), Series 1997B, 3.10%, Due
  7/1/2004, LOC Banque Paribas..............................       4,000         4,000
                                                                            ----------
    TOTAL CONNECTICUT.......................................                     4,000
                                                                            ----------
DISTRICT OF COLUMBIA - 0.47%
District of Columbia General Obligation Bonds, Series B-1,
  3.75%, Due 6/1/2003, LOC Societe Generale.................         600           600
                                                                            ----------
    TOTAL DISTRICT OF COLUMBIA..............................                       600
                                                                            ----------

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                                                 Par
                                                                Amount        Value
                                                              ----------    ----------
                                                               (dollars in thousands)
FLORIDA - 3.62%
Hillsborough County Industrial Development Authority
  Adjustable Tender Revenue Bonds, (Seaboard Tampa Terminal
  Venture Project), Series 1986, 3.15%, Due 12/1/2016 LOC
  First Union Bank..........................................  $    2,000    $    2,000
Orlando, Florida Special Assessment Revenue Bonds (Republic
  Drive Interchange Project), Series 1997 A, 2.95%, Due
  10/1/2021, LOC Morgan Guaranty Trust......................       2,600         2,600
                                                                            ----------
    TOTAL FLORIDA...........................................                     4,600
                                                                            ----------
GEORGIA - 6.69%
Clayton County, Georgia Housing Authority (Chateau Forest
  Apartments), Series E, Bond Insurance - Financial Security
  Assurance, 3.15%, Due 1/1/2021, SPA Barclays Bank, PLC....       5,000         5,000
Thomaston-Upson County Industrial Development Revenue
  Authority (Yamaha Music Manufacturing, Incorporated
  Project), Series 1988, 4.20%, Due 8/1/2018, LOC Bank of
  Tokyo-Mitsubishi, Limited.................................       3,500         3,500
                                                                            ----------
    TOTAL GEORGIA...........................................                     8,500
                                                                            ----------
ILLINOIS - 5.69%
City of Chicago, Illinois Multi-Family Housing Revenue Bonds
  (Waveland Associates Project), Series 1985 A, 3.15%, Due
  11/1/2010, LOC Union Bank of Switzerland..................       1,500         1,500
Illinois Development Finance Authority (Illinois Power
  Project), Series 1987B, 3.35%, Due 3/1/2017, LOC Bank of
  Tokyo-Mitsubishi, Limited.................................         900           900
Illinois Health Facilities Authority (Loyola University
  Health System B Revenue Bonds), Bond Insurance - MBIA,
  3.05%, Due 7/1/2024, SPA Credit Suisse....................       1,900         1,900
Illinois State Toll Highway Authority Refunding Revenue
  Bonds, Bond Insurance - MBIA, Series 1993 B, 3.05%, Due
  1/1/2010, SPA Societe Generale............................       2,500         2,500
Oswego, Illinois Industrial Development Revenue Bonds
  (Griffith Laboratories World Wide, Incorporated Project),
  Series 1995, 3.20%, Due 7/1/2025, LOC ABN AMRO Bank,
  N.V.......................................................         430           430
                                                                            ----------
    TOTAL ILLINOIS..........................................                     7,230
                                                                            ----------
INDIANA - 1.15%
Fort Wayne, Indiana Industrial Economic Development Revenue
  Bonds (ND-Tech Corporation Project), Series 1989, 3.20%,
  Due 7/1/2009, LOC Societe Generale........................       1,000         1,000
Princeton Industrial Development Revenue Bonds (Orion
  Electric America, Incorporated Project), Series 1987,
  4.50%, Due 4/30/2017, LOC Bank of Tokyo-Mitsubishi,
  Limited...................................................         455           455
                                                                            ----------
    TOTAL INDIANA...........................................                     1,455
                                                                            ----------
IOWA - 1.55%
Dubuque, Iowa Industrial Development Revenue Bonds (Swiss
  Valley Farms Company Project), Series 1987, 3.20%, Due
  12/1/2001, LOC Rabobank Nederland Bank....................       1,150         1,150
Polk County, Iowa Hospital Equipment and Improvement, Bond
  Insurance - MBIA, 3.15%, Due 12/1/2005, SPA Bank of New
  York Company, Incorporated................................         815           815
                                                                            ----------
    TOTAL IOWA..............................................                     1,965
                                                                            ----------
LOUISIANA - 2.02%
Jefferson Parish, Louisiana Hospital District #1 (West
  Jefferson Medical Center Project), Series 1986, 3.15%, Due
  1/1/2026, LOC Rabobank Nederland Bank.....................       1,185         1,185
Jefferson Parish, Louisiana Industrial Development Board
  Revenue Refunding Bonds (George J. Ackel Sr. Project),
  Series 1986, 3.20%, Due 12/1/2004, LOC Banclays Bank,
  PLC.......................................................         400           400
Louisiana Public Facilities Finance Authority (College &
  University Equipment & Capital Facilities Revenue Bonds),
  Bond Insurance - FGIC, Series 1985, 3.15%, Due 9/1/2010,
  LOC Societe Generale......................................         985           985
                                                                            ----------
    TOTAL LOUISIANA.........................................                     2,570
                                                                            ----------
MISSOURI - 4.33%
Missouri Higher Education Loan Authority Revenue Bonds,
  Series 1988A, 3.10%, Due 6/1/2017, LOC National
  Westminster Bank, PLC.....................................       5,500         5,500
                                                                            ----------
    TOTAL MISSOURI..........................................                     5,500
                                                                            ----------

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                                                 Par
                                                                Amount        Value
                                                              ----------    ----------
                                                               (dollars in thousands)
NEBRASKA - 0.79%
Lancaster County, Nebraska Industrial Revenue Bonds
  (Sun-Husker Foods, Incorporated Project), Series 1989,
  4.20%, Due 8/15/2009, LOC Bank of Tokyo-Mitsubishi,
  Limited...................................................  $    1,000    $    1,000
                                                                            ----------
    TOTAL NEBRASKA..........................................                     1,000
                                                                            ----------
NEVADA - 3.43%
Nevada Housing Division Multi-Unit Housing Revenue Bonds
  (Oakmont at Reno Project), 3.40%, Due 5/1/2016, LOC Banque
  Paribas...................................................       4,350         4,350
                                                                            ----------
    TOTAL NEVADA............................................                     4,350
                                                                            ----------
NEW YORK - 6.85%
Franklin County, New York Industrial Development Agency
  Revenue Bonds, (KES Chateaugay, Limited Partnership),
  Series A, 4.20%, Due 7/1/2021, LOC Bank of Tokyo -
  Mitsubishi, Limited.......................................       5,000         5,000
New York, New York General Obligation Bonds, Series 1993B-2,
  3.60%, Due 8/15/2020, LOC Morgan Guaranty Trust...........       1,600         1,600
New York, New York General Obligation Bonds, Series 1993B-3,
  3.60%, Due 8/15/2021, LOC Morgan Guaranty Trust...........         200           200
New York City, General Obligation Bonds, Series B-2, 3.60%,
  Due 8/15/2019, LOC Morgan Guaranty Trust..................         500           500
New York City, General Obligation Bonds, Series 1993 B, Bond
  Insurance FGIC 3.60%, Due 10/1/2022.......................       1,400         1,400
                                                                            ----------
    TOTAL NEW YORK..........................................                     8,700
                                                                            ----------
NORTH CAROLINA - 1.42%
Wake County, North Carolina Industrial Facilities &
  Pollution Control Financing Authority Revenue Bonds,
  3.75%, Due 3/1/2017, LOC First Union Bank.................       1,800         1,800
                                                                            ----------
    TOTAL NORTH CAROLINA....................................                     1,800
                                                                            ----------
OREGON - 2.36%
State of Oregon (Toyo Tanso USA), Series CXLVII, 3.48%, Due
  2/1/2012, LOC Bank of Tokyo - Mitsubishi, Limited.........       3,000         3,000
                                                                            ----------
    TOTAL OREGON............................................                     3,000
                                                                            ----------
PENNSYLVANIA - 9.85%
Cambria County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Cambria Cogen
  Company Project), Series 1989 V-1, 3.15%, Due 9/1/2019,
  LOC ABN AMRO Bank, N.V....................................       1,000         1,000
Cambria County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Cambria Cogen
  Company Project), Series 1989 V-2, 3.15%, Due 9/1/2019,
  LOC ABN AMRO Bank, N.V....................................         900           900
Cambria County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Cambria Cogen
  Company Project), Series 1991 V-1, 3.15%, Due 9/1/2019,
  LOC ABN AMRO Bank, N.V....................................       2,250         2,250
Delaware Valley, Pennsylvania Regional Finance Authority
  Local Government Revenue Bonds, Series D, 3.10%, Due
  12/1/2020 LOC Credit Swisse...............................       2,000         2,000
Gettysburg Area Industrial Development Authority Refunding
  Bonds (Dal-Tile Corporation), Series 1987B, 3.25%, Due
  3/1/2004, LOC Credit Suisse...............................       1,370         1,370
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987A, 3.20%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............       1,000         1,000
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987B, 3.20%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............         785           785
Schuykill County, Pennsylvania Industrial Development
  Authority Revenue Bonds, 3.10%, Due 12/1/2002, LOC Mellon
  Bank, N.A.................................................       3,200         3,200
                                                                            ----------
    TOTAL PENNSYLVANIA......................................                    12,505
                                                                            ----------

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                                                 Par
                                                                Amount        Value
                                                              ----------    ----------
                                                               (dollars in thousands)
SOUTH CAROLINA - 0.94%
Florence County, South Carolina Solid Waste Disposal and
  Wastewater Treatment Center Revenue Bonds (Roche Carolina
  Incorporated Project), 3.85%, Due 4/1/2027, LOC Union Bank
  of Switzerland............................................  $    1,200    $    1,200
                                                                            ----------
    TOTAL SOUTH CAROLINA....................................                     1,200
                                                                            ----------
TENNESSEE - 1.65%
Covington, Tennessee Industrial Development Board Revenue
  Bonds (Charms Company Project), Series 1992, 3.20%, Due
  6/1/2027, LOC Societe Generale............................         300           300
Rutherford County, Tennessee (Outboard Marine Project),
  Series 1987, 3.30%, Due 10/1/2007, LOC First Chicago NBD
  Corporation...............................................       1,800         1,800
                                                                            ----------
    TOTAL TENNESSEE.........................................                     2,100
                                                                            ----------
TEXAS - 3.55%
Texas Higher Education Authority, Incorporated Educational
  Facilities Revenue Bonds, Series 1985 B, Bond Insurance
  FGIC, 3.15%, Due 12/1/2025................................         510           510
Texas Small Business Industrial Development Corporation
  Revenue Bond (Texas Public Facilities Capital Access),
  3.20%, Due 7/1/2026, LOC National Westmister Bank, PLC....       4,000         4,000
                                                                            ----------
    TOTAL TEXAS.............................................                     4,510
                                                                            ----------
UTAH - 3.15%
Utah State Board of Regents Student Loan Revenue Bonds, Bond
  Insurance-AMBAC Indemnity Corporation, Series 1988C,
  3.10%, Due 11/1/2013, SPA Dresdner Bank AG................       1,000         1,000
Utah Student Board of Regents Student Loan Revenue Bonds,
  Bond Insurance - AMBAC Indemnity Corporation, Series B,
  3.00%, Due 11/1/2000, SPA Dresdner Bank AG................       3,000         3,000
                                                                            ----------
    TOTAL UTAH..............................................                     4,000
                                                                            ----------
VERMONT - 1.18%
Vermont, Industrial Development Authority (Ryegate Project),
  Series 1990, 3.35%, Due 12/1/2015, LOC ABN AMRO Holding,
  N.V.......................................................       1,500         1,500
                                                                            ----------
    TOTAL VERMONT...........................................                     1,500
                                                                            ----------
VIRGINIA - 0.16%
Virginia Housing Development Authority (AHC Service
  Corporation), Series 1987A, 4.00%, Due 9/1/2017, LOC Bank
  of Tokyo - Mitsubishi, Limited............................         200           200
                                                                            ----------
    TOTAL VIRGINIA..........................................                       200
                                                                            ----------
WASHINGTON - 5.26%
Pierce County, Washington Economic Development Corporation
  Dock & Warf Facilities Revenue Bonds (SCS Industries
  Project), Series 1995, 3.20%, Due 7/1/2030, LOC Bank of
  Nova Scotia...............................................       3,585         3,585
Port of Vancouver Washington Adjustable Tender Refunding
  Revenue Bonds United Grain Corporation of Oregon Project,
  Series 1984, 3.15%, Due 12/1/2009, LOC Bank of
  America, N.A..............................................       3,100         3,100
                                                                            ----------
    TOTAL WASHINGTON........................................                     6,685
                                                                            ----------
WEST VIRGINIA - 0.88%
Marion County, West Virginia Solid Waste Disposal Facility
  Revenue Bonds, Series 1990B, 3.10%, Due 10/1/2017, LOC
  National Westminster Bank, PLC............................         115           115
Marion County, West Virginia Solid Waste Disposal Facility
  Revenue Bonds, Series 1990C, 3.10%, Due 10/1/2017,
  National Westminster Bank, PLC............................       1,000         1,000
                                                                            ----------
    TOTAL WEST VIRGINIA.....................................                     1,115
                                                                            ----------
    TOTAL VARIABLE RATE DEMAND OBLIGATIONS..................                    95,890
                                                                            ----------
    TOTAL MUNICIPAL OBLIGATIONS.............................                   123,290
                                                                            ----------

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

                                                                Shares        Value
                                                              ----------    ----------
                                                               (dollars in thousands)
OTHER INVESTMENTS - 3.88%
Alliance Capital Management Institutional Reserves Tax-Free
  Portfolio (#38)...........................................       3,574    $    3,574
Provident Institutional Funds Municipal Cash Fund...........       1,346         1,346
                                                                            ----------
    TOTAL OTHER INVESTMENTS.................................                     4,920
                                                                            ----------
TOTAL INVESTMENTS - 100.95% (COST $128,210).................                   128,210
                                                                            ----------
LIABILITIES, NET OF OTHER ASSETS - (0.95%)..................                    (1,205)
                                                                            ----------
TOTAL NET ASSETS - 100%.....................................                $  127,005
                                                                            ==========

---------------

Based on the cost of investments of $128,210 for federal income tax purposes at October 31, 1998, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AG - Company
FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NV - Company
PLC - Public Limited Corporation
SPA - Support Agreement

                             See accompanying notes

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1998
--------------------------------------------------------------------------------

                                                                Par
                                                               Amount        Value
                                                              --------     ---------
                                                              (dollars in thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (NOTE A) - 72.85%
Federal Home Loan Bank, Variable Rate, 5.448%, Due
  5/27/1998.................................................  $25,000      $ 24,989
Federal Home Loan Mortgage Corporation,
  5.02%, Due 1/22/1999......................................   20,000        19,771
  4.88%, Due 3/5/1999.......................................   55,075        54,150
Federal National Mortgage Association,
  5.00%, Due 1/25/1999......................................   10,140        10,020
  4.97%, Due 1/27/1999......................................   25,000        24,707
  5.457%, Due 2/19/1999, Variable Rate......................   50,000        49,991
                                                                           --------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS................                183,628
                                                                           --------
U.S. GOVERNMENT REPURCHASE AGREEMENTS (NOTES A AND B) - 26.84%
Goldman Sachs Tri-Party Government Repurchase Agreement,
  5.52%, Due 11/2/1998 (Collateral held at The Bank of New
  York Company, Incorporated by Federal Home Loan Mortgage
  Corporation 6.559%, Due 6/1/2028 and Federal National
  Mortgage Association, 6.131%, Due 4/1/2035 -- Market Value
  $69,001)..................................................   67,648        67,648
                                                                           --------
    TOTAL U.S. GOVERNMENT REPURCHASE AGREEMENTS.............                 67,648
                                                                           --------
TOTAL INVESTMENTS - 99.69% (COST $251,276)..................                251,276
                                                                           --------
OTHER ASSETS, NET OF LIABILITIES - 0.31%....................                    787
                                                                           --------
TOTAL NET ASSETS - 100%.....................................               $252,063
                                                                           ========

---------------

Based on the cost of investments of $251,276 for federal income tax purposes at October 31, 1998, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity, or yield to next reset date.

(B) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1998
--------------------------------------------------------------------------------

                                                                Money        Municipal      U.S. Government
                                                                Market      Money Market     Money Market
                                                              ----------    ------------    ---------------
                                                                             (in thousands)
ASSETS:
    Investments in securities at value (cost - $2,452,606;
      $128,210; $251,276, respectively)*....................  $2,452,606      $128,210         $251,276
    Dividends and interest receivable.......................      13,784           503              831
    Other assets............................................         264             -                5
                                                              ----------      --------         --------
        TOTAL ASSETS........................................   2,466,654       128,713          252,112
                                                              ----------      --------         --------
LIABILITIES:
    Management and investment advisory fees payable (Note
      2)....................................................         207             8               21
    Accrued organization costs..............................           9             9               12
    Other liabilities.......................................         244         1,691               16
                                                              ----------      --------         --------
        TOTAL LIABILITIES...................................         460         1,708               49
                                                              ----------      --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....  $2,466,194      $127,005         $252,063
                                                              ==========      ========         ========

---------------

* Includes repurchase agreements of $67,648 for the U.S. Government Money Market Portfolio.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended October 31, 1998
--------------------------------------------------------------------------------

                                                                                         U.S.
                                                                          Municipal   Government
                                                               Money        Money       Money
                                                               Market      Market       Market
                                                              --------    ---------   ----------
                                                                        (in thousands)
INVESTMENT INCOME:
    Interest income.........................................  $121,562     $4,627      $10,012
                                                              --------     ------      -------
        TOTAL INVESTMENT INCOME.............................   121,562      4,627       10,012
                                                              --------     ------      -------
EXPENSES:
    Management and investment advisory fees (Note 2)........     2,982        176          248
    Custodian fees..........................................       180         25           21
    Professional fees.......................................        39          2            4
    Other expenses..........................................       109         29           29
                                                              --------     ------      -------
        TOTAL EXPENSES......................................     3,310        232          302
                                                              --------     ------      -------
NET INVESTMENT INCOME.......................................   118,252      4,395        9,710
                                                              --------     ------      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments.................        41         12            -
                                                              --------     ------      -------
        NET GAIN (LOSS) ON INVESTMENTS......................        41         12            -
                                                              --------     ------      -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $118,293     $4,407      $ 9,710
                                                              ========     ======      =======

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             Money Market          Municipal Money Market    U.S. Government Money Market
                                      --------------------------   -----------------------   -----------------------------
                                              Year Ended                 Year Ended                   Year Ended
                                             October 31,                 October 31,                  October 31,
                                      --------------------------   -----------------------   -----------------------------
                                         1998           1997          1998         1997          1998            1997
                                      -----------   ------------   ----------   ----------   -------------   -------------
                                                                         (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income...........  $   118,252   $    103,560   $   4,395    $   3,432      $   9,710       $   6,233
    Net realized gain on investments
      and foreign currency
      transactions..................           41             31          12            -              -               5
                                      -----------   ------------   ---------    ---------      ---------       ---------
        NET INCREASE IN NET ASSETS
          RESULTING FROM
          OPERATIONS................      118,293        103,591       4,407        3,432          9,710           6,238
                                      -----------   ------------   ---------    ---------      ---------       ---------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS:
    Contributions...................    5,610,180     18,538,305     168,434      186,159        319,177         365,792
    Withdrawals.....................   (5,233,609)   (18,435,488)   (146,527)    (170,158)      (208,604)       (330,942)
                                      -----------   ------------   ---------    ---------      ---------       ---------
        NET INCREASE IN NET ASSETS
          RESULTING FROM
          TRANSACTIONS IN INVESTORS'
          BENEFICIAL INTERESTS......      376,571        102,817      21,907       16,001        110,573          34,850
                                      -----------   ------------   ---------    ---------      ---------       ---------
NET INCREASE IN NET ASSETS..........      494,864        206,408      26,314       19,433        120,283          41,088
                                      -----------   ------------   ---------    ---------      ---------       ---------
NET ASSETS:
    Beginning of period.............    1,971,330      1,764,922     100,691       81,258        131,780          90,692
                                      -----------   ------------   ---------    ---------      ---------       ---------
    END OF PERIOD...................  $ 2,466,194   $  1,971,330   $ 127,005    $ 100,691      $ 252,063       $ 131,780
                                      ===========   ============   =========    =========      =========       =========
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------------------------------------------------
RATIOS*:
    Expenses to average net
      assets........................        0.16%          0.16%       0.19%        0.18%          0.17%           0.19%
    Net investment income to average
      net assets....................        5.56%          5.52%       3.55%        3.59%          5.45%           5.32%

---------------

* Operating results of the Municipal Money Market Portfolio excluded fees waived by the Manager during the year ended October 31, 1997. The ratio of expenses to average net assets was .19% and the ratio of net investment income to average net assets was 3.58% prior to expenses waived.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1998
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements and notes to the financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services Municipal Money Market Portfolio and AMR Investment Services U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Portfolio was known as the American AAdvantage U.S. Treasury Money Market Portfolio and operated under different investment policies. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
October 31, 1998
--------------------------------------------------------------------------------

  Deferred Organization Expenses

     Expenses incurred by a Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .15% of the average daily net assets of each of the Portfolios.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1998, the cost of air transportation was not material to any of the Portfolios.